UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz    290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:	SCHEDULE OF INVESTMENTS

Investment Portfolio - January 31, 2010 (unaudited)

Equity Series	Shares	Value

COMMON STOCKS - 94.1%

Consumer Discretionary - 12.6%
Hotels, Restaurants & Leisure - 2.7%
Carnival Corp.*	541,870	$18,060,527
International Game Technology	703,970	12,910,810

		30,971,337

Household Durables - 0.6%
Fortune Brands, Inc.	174,260	7,243,988

Media - 2.9%
The Walt Disney Co.	1,100,070	32,507,068

Multiline Retail - 2.5%
Kohl’s Corp.*	278,650	14,035,601
Nordstrom, Inc.	397,810	13,740,357

		27,775,958

Specialty Retail - 3.9%
Dick’s Sporting Goods, Inc.*	605,420	13,543,245
The Home Depot, Inc.	320,210	8,969,082
Lowe’s Companies, Inc.	374,110	8,099,482
The Sherwin-Williams Co.	210,450	13,332,008

		43,943,817

Total Consumer Discretionary		142,442,168

Consumer Staples - 8.4%
Food & Staples Retailing - 2.4%
The Kroger Co.	668,160	14,318,669
Safeway, Inc.	593,090	13,314,870

		27,633,539

Food Products - 6.0%
Dean Foods Co.*	1,169,590	20,619,872
General Mills, Inc.	255,460	18,216,853
H.J. Heinz Co.	238,800	10,418,844
Kellogg Co.	330,460	17,983,633

		67,239,202

Total Consumer Staples		94,872,741

Energy - 6.5%
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	554,640	25,114,099
Weatherford International Ltd. (Switzerland)*	1,285,020	20,149,114

		45,263,213

Investment Portfolio - January 31, 2010 (unaudited)

Equity Series	Shares	Value

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 2.5%
Hess Corp.	487,650	$28,181,293

Total Energy		73,444,506

Financials - 9.5%
Capital Markets - 6.0%
The Bank of New York Mellon Corp.[1]	1,099,300	31,978,637
Federated Investors, Inc. - Class B	811,030	20,583,941
Northern Trust Corp.	304,130	15,364,648

		67,927,226

Consumer Finance - 1.6%
American Express Co.	472,150	17,781,169

Insurance - 1.9%
The Progressive Corp.	1,282,730	21,267,663

Total Financials		106,976,058

Health Care - 16.9%
Biotechnology - 2.2%
Genzyme Corp.*	470,220	25,514,137

Health Care Equipment & Supplies - 5.0%
Becton, Dickinson and Co.	270,329	20,374,697
Gen-Probe, Inc.*	516,970	22,193,522
Inverness Medical Innovations, Inc.*	347,210	14,016,868

		56,585,087

Health Care Providers & Services - 1.4%
Quest Diagnostics, Inc.	283,390	15,776,321

Health Care Technology - 2.3%
Cerner Corp.*	159,370	12,056,340
Eclipsys Corp.*	807,470	13,468,600

		25,524,940

Life Sciences Tools & Services - 3.6%
Millipore Corp.*	172,540	11,900,084
PerkinElmer, Inc.	609,720	12,279,761
Thermo Fisher Scientific, Inc.*	350,830	16,190,804

		40,370,649

Pharmaceuticals - 2.4%
Johnson & Johnson	432,840	27,208,323

Total Health Care		190,979,457

Industrials - 13.0%
Aerospace & Defense - 1.4%
The Boeing Co.	266,030	16,121,418

Investment Portfolio - January 31, 2010 (unaudited)

Equity Series	Shares	Value

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics - 4.0%
FedEx Corp.	222,640	$17,443,844
United Parcel Service, Inc. - Class B	474,430	27,407,821

		44,851,665

Airlines - 3.2%
Southwest Airlines Co.	3,204,740	36,309,704

Commercial Services & Supplies - 1.3%
Waste Management, Inc.	477,030	15,288,812

Machinery - 1.6%
Pall Corp.	514,750	17,743,432

Road & Rail - 1.5%
Heartland Express, Inc.	320,420	4,450,634
J.B. Hunt Transport Services, Inc.	237,620	7,285,429
Knight Transportation, Inc.	259,910	4,704,371

		16,440,434

Total Industrials		146,755,465

Information Technology - 20.2%
Communications Equipment - 3.5%
Cisco Systems, Inc.*	1,375,160	30,899,845
Juniper Networks, Inc.*	343,760	8,535,561

		39,435,406

Computers & Peripherals - 2.3%
EMC Corp.*	1,569,410	26,162,065

Internet Software & Services - 4.0%
Google, Inc. - Class A*	84,390	44,677,754

IT Services - 3.4%
Automatic Data Processing, Inc.	425,030	17,336,973
Paychex, Inc.	737,010	21,365,920

		38,702,893

Semiconductors & Semiconductor Equipment - 0.1%
KLA-Tencor Corp.	40,170	1,132,794

Software - 6.9%
Autodesk, Inc.*	1,119,160	26,624,817
Electronic Arts, Inc.*	1,650,640	26,872,419
Microsoft Corp.	865,290	24,383,872

		77,881,108

Total Information Technology		227,992,020

Investment Portfolio - January 31, 2010 (unaudited)

Equity Series	Shares	Value

COMMON STOCKS (continued)

Materials - 3.8%
Chemicals - 2.2%
Monsanto Co.	325,140	$24,671,623

Paper & Forest Products - 1.6%
Weyerhaeuser Co.	460,980	18,393,102

Total Materials		43,064,725

Telecommunication Services - 3.2%
Wireless Telecommunication Services - 3.2%
American Tower Corp. - Class A*	275,020	11,674,599
Crown Castle International Corp.*	655,620	24,218,603

Total Telecommunication Services		35,893,202

TOTAL COMMON STOCKS (Identified Cost $951,675,477)		1,062,420,342

SHORT-TERM INVESTMENTS - 6.2%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.11% (Identified Cost $70,378,595)	70,378,595	70,378,595

TOTAL INVESTMENTS - 100.3% (Identified Cost $1,022,054,072)		1,132,798,937
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(3,462,980)

NET ASSETS - 100%		$1,129,335,957

*	Non-income producing security
[1]	The Bank of New York Mellon Corp. is the Series’ custodian.
[2]	Rate shown is the current yield as of January 31, 2010.

Federal Tax Information:

On January 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,038,364,897
Unrealized appreciation	$139,498,322
Unrealized depreciation	(45,064,282)

Net unrealized appreciation	$94,434,040

Investment Portfolio - January 31, 2010 (unaudited)

Equity Series

Fair Valuation Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	1/31/10	Level 1	Level 2	Level 3
Equity securities*	$1,062,420,342	$1,062,420,342	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	70,378,595	70,378,595	—	—
Other financial instruments**	—	—	—	—

Total	$1,132,798,937	$1,132,798,937	$—	$—

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. As of January 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or January 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2010 (unaudited)

Dividend Focus Series	Shares	Value

COMMON STOCKS - 96.6%

Consumer Discretionary - 7.6%
Auto Components - 0.3%
Johnson Controls, Inc.	283	$7,876

Distributors - 0.2%
Genuine Parts Co.	138	5,200

Hotels, Restaurants & Leisure - 2.6%
McDonald’s Corp.	1,080	67,424

Household Durables - 0.5%
The Black & Decker Corp.	30	1,940
Fortune Brands, Inc.	113	4,698
Leggett & Platt, Inc.	136	2,483
Newell Rubbermaid, Inc.	169	2,293
Whirlpool Corp.	30	2,255

		13,669

Leisure Equipment & Products - 0.2%
Mattel, Inc.	288	5,679

Media - 1.3%
The McGraw-Hill Companies, Inc.	264	9,359
Pearson plc - ADR (United Kingdom)	323	4,583
Thomson Reuters Corp.	546	18,226

		32,168

Multiline Retail - 0.3%
J.C. Penney Co., Inc.	104	2,583
Nordstrom, Inc.	102	3,523

		6,106

Specialty Retail - 1.9%
The Home Depot, Inc.	1,558	43,640
Limited Brands, Inc.	272	5,173

		48,813

Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	93	6,699

Total Consumer Discretionary		193,634

Consumer Staples - 17.5%
Beverages - 9.1%
The Coca - Cola Co.	2,019	109,531
Diageo plc - ADR (United Kingdom)	552	37,089
PepsiCo, Inc.	1,418	84,541

		231,161

Food & Staples Retailing - 0.6%
SYSCO Corp.	541	15,143

Investment Portfolio - January 31, 2010 (unaudited)

Dividend Focus Series	Shares	Value

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 3.4%
Campbell Soup Co.	231	$7,648
General Mills, Inc.	210	14,975
H.J. Heinz Co.	259	11,300
The Hershey Co.	193	7,031
The J.M. Smucker Co.	62	3,724
Kellogg Co.	252	13,714
Kraft Foods, Inc. - Class A	700	19,362
McCormick & Co., Inc. - NVS	82	2,977
Sara Lee Corp.	592	7,187

		87,918

Household Products - 0.9%
Kimberly-Clark Corp.	369	21,915

Personal Products - 0.2%
Avon Products, Inc.	192	5,787

Tobacco - 3.3%
Altria Group, Inc.	1,791	35,569
Lorillard, Inc.	73	5,526
Philip Morris International, Inc.	974	44,327

		85,422

Total Consumer Staples		447,346

Energy - 20.2%
Energy Equipment & Services - 0.4%
Tenaris S.A. - ADR (Luxembourg)	264	11,616

Oil, Gas & Consumable Fuels - 19.8%
BP plc - ADR (United Kingdom)	1,913	107,358
Cenovus Energy, Inc. (Canada)	337	7,801
Chevron Corp.	1,263	91,088
ConocoPhillips	1,163	55,824
EnCana Corp. (Canada)	337	10,309
Enerplus Resources Fund (Canada)	72	1,533
Marathon Oil Corp.	314	9,360
Penn West Energy Trust (Canada)	207	3,401
Repsol YPF, S.A. - ADR (Spain)	821	19,367
Royal Dutch Shell plc - Class A - ADR (Netherlands)	1,654	91,615
Sasol Ltd. - ADR (South Africa)	310	11,346
Sunoco, Inc.	52	1,305
Total S.A. - ADR (France)	1,545	88,976

Investment Portfolio - January 31, 2010 (unaudited)

Dividend Focus Series	Shares	Value

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
The Williams Companies, Inc.	265	$5,523

		504,806

Total Energy		516,422

Financials - 0.7%
Capital Markets - 0.3%
Federated Investors, Inc. - Class B	81	2,056
Invesco Ltd.	157	3,030
Waddell & Reed Financial, Inc. - Class A	48	1,504

		6,590

Insurance - 0.3%
Marsh & McLennan Companies, Inc.	368	7,934

Real Estate Investment Trusts (REITS) - 0.1%
Plum Creek Timber Co., Inc.	100	3,617

Total Financials		18,141

Health Care - 20.5%
Pharmaceuticals - 20.5%
Abbott Laboratories	1,075	56,910
AstraZeneca plc - ADR (United Kingdom)	1,260	58,577
Biovail Corp. (Canada)	73	1,060
Bristol-Myers Squibb Co.	1,663	40,511
Eli Lilly & Co.	929	32,701
GlaxoSmithKline plc - ADR (United Kingdom)	2,107	82,194
Johnson & Johnson	1,443	90,707
Merck & Co., Inc.	1,851	70,671
Pfizer, Inc.	4,856	90,613

Total Health Care		523,944

Industrials - 10.8%
Aerospace & Defense - 0.9%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	83	1,762
Honeywell International, Inc.	354	13,679
Northrop Grumman Corp.	159	8,999

		24,440

Air Freight & Logistics - 2.1%
United Parcel Service, Inc. - Class B	925	53,437

Building Products - 0.2%
Masco Corp.	295	4,000

Investment Portfolio - January 31, 2010 (unaudited)

Dividend Focus Series	Shares	Value

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	78	$2,536
Pitney Bowes, Inc.	193	4,038
RR Donnelley & Sons Co.	175	3,468
Waste Management, Inc.	406	13,012

		23,054

Electrical Equipment - 1.5%
Cooper Industries plc - Class A	135	5,792
Emerson Electric Co.	659	27,375
Hubbell, Inc. - Class B	39	1,679
Rockwell Automation, Inc.	64	3,087

		37,933

Industrial Conglomerates - 2.7%
3M Co.	623	50,145
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	358	10,826
Tyco International Ltd. (Switzerland)	196	6,945

		67,916

Machinery - 2.2%
Caterpillar, Inc.	284	14,836
Dover Corp.	81	3,473
Eaton Corp.	129	7,900
Harsco Corp.	37	1,101
Illinois Tool Works, Inc.	440	19,180
Ingersoll-Rand plc (Ireland)	146	4,739
Pentair, Inc.	58	1,772
Snap-On, Inc.	34	1,390
The Stanley Works	61	3,126

		57,517

Road & Rail - 0.3%
Norfolk Southern Corp.	167	7,859

Total Industrials		276,156

Information Technology - 7.6%
Electronic Equipment, Instruments & Components - 0.4%
AU Optronics Corp. - ADR (Taiwan)	405	4,431
Tyco Electronics Ltd. (Switzerland)	217	5,399

		9,830

IT Services - 1.0%
Automatic Data Processing, Inc.	441	17,988

Investment Portfolio - January 31, 2010 (unaudited)

Dividend Focus Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Paychex, Inc.	314	$9,103

		27,091

Semiconductors & Semiconductor Equipment - 6.2%
Analog Devices, Inc.	244	6,578
Intel Corp.	4,851	94,110
Linear Technology Corp.	183	4,776
Maxim Integrated Products, Inc.	140	2,447
Microchip Technology, Inc.	156	4,026
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	4,551	46,238

		158,175

Total Information Technology		195,096

Materials - 9.0%
Chemicals - 2.6%
The Dow Chemical Co.	866	23,460
E.I. du Pont de Nemours & Co.	783	25,534
Eastman Chemical Co.	59	3,335
International Flavors & Fragrances, Inc.	53	2,108
The Lubrizol Corp.	54	3,979
PPG Industries, Inc.	140	8,215
RPM International, Inc.	50	935

		67,566

Construction Materials - 0.2%
CRH plc - ADR (Ireland)	211	5,188

Containers & Packaging - 0.2%
Bemis Co., Inc.	78	2,189
Greif, Inc. - Class A	16	774
Sonoco Products Co.	87	2,415

		5,378

Metals & Mining - 6.0%
ArcelorMittal - NY Shares (Luxembourg)	432	16,710
BHP Billiton Ltd. - ADR (Australia)	1,147	79,567
Companhia Siderurgica Nacional S.A. (CSN) - ADR (Brazil)	351	10,221
Gerdau S.A. - ADR (Brazil)	678	9,119
Nucor Corp.	143	5,835
Rio Tinto plc - ADR (United Kingdom)	148	28,715
Steel Dynamics, Inc.	75	1,139

Investment Portfolio - January 31, 2010 (unaudited)

Dividend Focus Series	Shares	Value

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
United States Steel Corp.	31	$1,377

		152,683

Total Materials		230,815

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.2%
Brasil Telecom S.A. - ADR (Brazil)*	158	3,304
CenturyTel, Inc.	46	1,565
Chunghwa Telecom Co. Ltd. - ADR (Taiwan)	425	8,075
Hellenic Telecommunications Organization S.A. (OTE) - ADR (Greece)	756	5,201
Magyar Telekom Telecommunications plc - ADR (Hungary)	184	3,242
Telecom Corp. of New Zealand Ltd. - ADR (New Zealand)	311	2,603
Telefonos de Mexico S.A.B. de C.V. (Telmex) - ADR (Mexico)	448	7,235

		31,225

Wireless Telecommunication Services - 0.4%
Cellcom Israel Ltd. (Israel)	43	1,379
Partner Communications Co. Ltd. - ADR (Israel)	136	2,821
Philippine Long Distance Telephone Co. - ADR (Philippines)	88	4,925

		9,125

Total Telecommunication Services		40,350

Utilities - 1.1%
Electric Utilities - 0.2%
Companhia Energetica de Minas Gerais (CEMIG) - ADR (Brazil)	154	2,567
DPL, Inc.	52	1,396

		3,963

Gas Utilities - 0.2%
National Fuel Gas Co.	65	3,050
WGL Holdings, Inc.	23	730

		3,780

Multi-Utilities - 0.6%
MDU Resources Group, Inc.	136	2,995
Public Service Enterprise Group, Inc.	430	13,153

		16,148

Investment Portfolio - January 31, 2010 (unaudited)

Dividend Focus Series	Shares	Value

COMMON STOCKS (continued)

Utilities (continued)
Water Utilities - 0.1%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil)	89	$3,030

Total Utilities		26,921

TOTAL COMMON STOCKS (Identified Cost $2,169,362)		2,468,825

SHORT-TERM INVESTMENTS - 3.4%

Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.11% (Identified Cost $87,074)	87,074	$87,074

TOTAL INVESTMENTS - 100.0% (Identified Cost $2,256,436)		2,555,899
LIABILITIES, LESS OTHER ASSETS - 0.0%**		(661)

NET ASSETS - 100%		$2,555,238

ADR - American Depository Receipt

NVS - Non-Voting Shares

*	Non-income producing security
**	Less than 0.1%
[1]	Rate shown is the current yield as of January 31, 2010.

Federal Tax Information:

On January 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$2,269,881
Unrealized appreciation	$301,342
Unrealized depreciation	(15,324)

Net unrealized appreciation	$286,018

Investment Portfolio - January 31, 2010 (unaudited)

Dividend Focus Series

Fair Valuation Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	1/31/10	Level 1	Level 2	Level 3
Equity securities*	$2,468,825	$2,468,825	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	87,074	87,074	—	—
Other financial instruments**	—	—	—	—

Total	$2,555,899	$2,555,899	$—	$—

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. As of January 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or January 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2010 (unaudited)

Tax Managed Series	Shares	Value

COMMON STOCKS - 98.2%

Consumer Discretionary - 11.5%
Hotels, Restaurants & Leisure - 2.6%
Carnival Corp.*	12,560	$418,625
International Game Technology	21,050	386,057

		804,682

Media - 4.0%
Reed Elsevier plc (United Kingdom)	47,090	376,365
The Walt Disney Co.	29,030	857,836

		1,234,201

Multiline Retail - 1.2%
Nordstrom, Inc.	11,110	383,740

Specialty Retail - 3.7%
Dick’s Sporting Goods, Inc.*	15,350	343,380
The Home Depot, Inc.	8,190	229,402
Lowe’s Companies, Inc.	10,210	221,046
The Sherwin-Williams Co.	5,370	340,189

		1,134,017

Total Consumer Discretionary		3,556,640

Consumer Staples - 10.7%
Food & Staples Retailing - 2.2%
The Kroger Co.	15,810	338,808
Safeway, Inc.	15,300	343,485

		682,293

Food Products - 8.5%
Dean Foods Co.*	17,570	309,759
General Mills, Inc.	6,090	434,278
Kellogg Co.	8,150	443,523
Nestle S.A. (Switzerland)	15,860	755,096
Unilever plc - ADR (United Kingdom)	22,270	679,680

		2,622,336

Total Consumer Staples		3,304,629

Energy - 8.4%
Energy Equipment & Services - 4.5%
Baker Hughes, Inc.	10,490	474,987
National Oilwell Varco, Inc.	2,752	112,557
Schlumberger Ltd.	7,050	447,393
Weatherford International Ltd. (Switzerland)*	22,580	354,054

		1,388,991

Oil, Gas & Consumable Fuels - 3.9%
Cameco Corp. (Canada)	12,760	345,413

Investment Portfolio - January 31, 2010 (unaudited)

Tax Managed Series	Shares	Value

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Hess Corp.	12,910	$746,069
Uranium One, Inc. (Canada)*	29,880	92,498

		1,183,980

Total Energy		2,572,971

Financials - 9.2%
Capital Markets - 5.1%
The Bank of New York Mellon Corp.[1]	25,410	739,177
Federated Investors, Inc. - Class B	14,300	362,934
Northern Trust Corp.	7,000	353,640
SEI Investments Co.	7,190	127,335

		1,583,086

Consumer Finance - 2.3%
American Express Co.	18,390	692,567

Insurance - 1.8%
The Progressive Corp.	33,300	552,114

Total Financials		2,827,767

Health Care - 14.7%
Biotechnology - 1.4%
Genzyme Corp.*	8,080	438,421

Health Care Equipment & Supplies - 3.8%
Becton, Dickinson and Co.	6,340	477,846
Gen-Probe, Inc.*	8,600	369,198
Inverness Medical Innovations, Inc.*	8,290	334,667

		1,181,711

Health Care Providers & Services - 1.3%
Quest Diagnostics, Inc.	7,490	416,968

Health Care Technology - 1.4%
Cerner Corp.*	5,570	421,370

Life Sciences Tools & Services - 4.4%
Lonza Group AG (Switzerland)	1,950	139,076
Millipore Corp.*	7,360	507,619
PerkinElmer, Inc.	15,260	307,336
Thermo Fisher Scientific, Inc.*	8,550	394,583

		1,348,614

Pharmaceuticals - 2.4%
Johnson & Johnson	7,080	445,049

Investment Portfolio - January 31, 2010 (unaudited)

Tax Managed Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Novartis AG - ADR (Switzerland)	5,360	$286,921

		731,970

Total Health Care		4,539,054

Industrials - 14.3%
Aerospace & Defense - 1.3%
The Boeing Co.	6,410	388,446

Air Freight & Logistics - 3.6%
FedEx Corp.	6,110	478,719
United Parcel Service, Inc. - Class B	10,700	618,139

		1,096,858

Airlines - 4.5%
Ryanair Holdings plc - ADR (Ireland)*	12,600	327,348
Southwest Airlines Co.	94,640	1,072,271

		1,399,619

Commercial Services & Supplies - 1.3%
Waste Management, Inc.	12,640	405,112

Industrial Conglomerates - 0.7%
3M Co.	2,660	214,103

Machinery - 1.5%
Pall Corp.	13,630	469,826

Road & Rail - 1.4%
Heartland Express, Inc.	8,360	116,120
J.B. Hunt Transport Services, Inc.	6,860	210,328
Knight Transportation, Inc.	6,460	116,926

		443,374

Total Industrials		4,417,338

Information Technology - 22.7%
Communications Equipment - 4.5%
Cisco Systems, Inc.*	36,320	816,110
Juniper Networks, Inc.*	8,360	207,579
Nokia Corp. - ADR (Finland)	26,340	360,595

		1,384,284

Computers & Peripherals - 2.2%
EMC Corp.*	39,955	666,050

Internet Software & Services - 2.5%
Google, Inc. - Class A*	1,480	783,542

Investment Portfolio - January 31, 2010 (unaudited)

Tax Managed Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 4.5%
Accenture plc - Class A (Ireland)	9,580	$392,684
Automatic Data Processing, Inc.	10,160	414,427
Paychex, Inc.	19,500	565,305

		1,372,416

Semiconductors & Semiconductor Equipment - 1.9%
Advantest Corp. (Japan)	6,000	149,759
KLA-Tencor Corp.	4,770	134,514
Lam Research Corp.*	4,130	136,331
Tokyo Electron Ltd. (Japan)	2,500	152,883

		573,487

Software - 7.1%
Autodesk, Inc.*	18,200	432,978
Electronic Arts, Inc.*	31,790	517,541
Microsoft Corp.	18,980	534,856
Salesforce.com, Inc.*	4,510	286,611
SAP AG - ADR (Germany)	9,360	424,195

		2,196,181

Total Information Technology		6,975,960

Materials - 4.5%
Chemicals - 3.0%
Ecolab, Inc.	6,110	268,229
Monsanto Co.	8,640	655,603

		923,832

Paper & Forest Products - 1.5%
Weyerhaeuser Co.	11,330	452,067

Total Materials		1,375,899

Telecommunication Services - 2.2%
Wireless Telecommunication Services - 2.2%
American Tower Corp. - Class A*	5,120	217,344
Crown Castle International Corp.*	12,340	455,840

Total Telecommunication Services		673,184

TOTAL COMMON STOCKS (Identified Cost $25,821,074)		30,243,442

Investment Portfolio - January 31, 2010 (unaudited)

Tax Managed Series	Shares	Value

SHORT-TERM INVESTMENTS - 1.9%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.11% (Identified Cost $579,288)	579,288	$579,288

TOTAL INVESTMENTS - 100.1% (Identified Cost $26,400,362)		30,822,730
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(27,674)

NET ASSETS - 100%		$30,795,056

ADR - American Depository Receipt

*	Non-income producing security
[1]	The Bank of New York Mellon Corp. is the Series’ custodian.
[2]	Rate shown is the current yield as of January 31, 2010.

Federal Tax Information:

On January 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$26,636,654
Unrealized appreciation	$5,107,291
Unrealized depreciation	(921,215)

Net unrealized appreciation	$4,186,076

Fair Valuation Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	1/31/10	Level 1	Level 2	Level 3
Equity securities*	$30,243,442	$30,243,442	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	579,288	579,288	—	—
Other financial instruments**	—	—	—	—

Total	$30,822,730	$30,822,730	$—	$—

Investment Portfolio - January 31, 2010 (unaudited)

Tax Managed Series

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. As of January 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or January 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2010 (unaudited)

Overseas Series	Shares	Value

COMMON STOCKS - 91.1%

Consumer Discretionary - 10.4%
Automobiles - 1.6%
Bayerische Motoren Werke AG (BMW) (Germany)	164,080	$7,043,310
Suzuki Motor Corp. (Japan)	128,300	2,915,231

		9,958,541

Hotels, Restaurants & Leisure - 0.4%
Club Mediterranee S.A. (France)*	143,168	2,464,409

Leisure Equipment & Products - 0.5%
Sankyo Co. Ltd. (Japan)	57,200	3,060,721

Media - 6.8%
Grupo Televisa S.A. - ADR (Mexico)	696,220	13,604,139
Pearson plc (United Kingdom)	482,100	6,870,189
Reed Elsevier plc (United Kingdom)	844,930	6,753,065
Societe Television Francaise 1 (France)	843,390	14,634,554

		41,861,947

Textiles, Apparel & Luxury Goods - 1.1%
Adidas AG (Germany)	131,530	6,731,147

Total Consumer Discretionary		64,076,765

Consumer Staples - 11.6%
Beverages - 1.7%
Heineken N.V. (Netherlands)	206,830	10,230,520

Food & Staples Retailing - 4.9%
Carrefour S.A. (France)	337,360	16,530,285
Tesco plc (United Kingdom)	1,999,590	13,601,968

		30,132,253

Food Products - 5.0%
Nestle S.A. (Switzerland)	219,900	10,469,454
Unilever plc - ADR (United Kingdom)	660,850	20,169,142

		30,638,596

Total Consumer Staples		71,001,369

Energy - 9.9%
Energy Equipment & Services - 6.6%
Calfrac Well Services Ltd. (Canada)	394,050	8,413,525
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	548,620	13,661,493
Schlumberger Ltd.	129,550	8,221,243
Trican Well Service Ltd. (Canada)	791,200	10,226,218

		40,522,479

Oil, Gas & Consumable Fuels - 3.3%
Cameco Corp. (Canada)	108,650	2,941,156

Investment Portfolio - January 31, 2010 (unaudited)

Overseas Series	Shares	Value

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Talisman Energy, Inc. (Canada)	771,730	$12,767,738
Uranium One, Inc. (Canada)*	1,456,380	4,508,410

		20,217,304

Total Energy		60,739,783

Financials - 3.7%
Diversified Financial Services - 0.7%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	79,795	4,259,480

Insurance - 3.0%
Allianz SE (Germany)	104,900	11,696,603
Willis Group Holdings plc (United Kingdom)	255,790	6,709,372

		18,405,975

Total Financials		22,665,455

Health Care - 12.3%
Health Care Equipment & Supplies - 5.2%
Cochlear Ltd. (Australia)	118,730	6,543,649
Covidien plc (Ireland)	200,070	10,115,539
Mindray Medical International Ltd. - ADR (China)	95,070	3,315,091
Nobel Biocare Holding AG (Switzerland)	194,850	5,764,488
Straumann Holding AG (Switzerland)	23,990	6,383,688

		32,122,455

Health Care Providers & Services - 4.7%
BML, Inc. (Japan)	101,000	2,686,545
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	3,530,600	3,031,243
Diagnosticos da America S.A. (Brazil)	136,250	4,179,297
Sonic Healthcare Ltd. (Australia)	1,491,590	18,724,203

		28,621,288

Life Sciences Tools & Services - 2.4%
Lonza Group AG (Switzerland)	207,320	14,786,234

Total Health Care		75,529,977

Industrials - 18.7%
Aerospace & Defense - 2.0%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	569,550	12,091,546

Air Freight & Logistics - 3.3%
TNT N.V. (Netherlands)	712,610	20,565,938

Airlines - 2.7%
Ryanair Holdings plc - ADR (Ireland)*	429,630	11,161,787

Investment Portfolio - January 31, 2010 (unaudited)

Overseas Series	Shares	Value

COMMON STOCKS (continued)

Industrials (continued)
Airlines (continued)
Singapore Airlines Ltd. (Singapore)	531,000	$5,218,432

		16,380,219

Electrical Equipment - 5.4%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	901,620	16,256,209
Gamesa Corporacion Tecnologica S.A. (Spain)	455,680	6,674,975
Nexans S.A. (France)	127,060	10,233,647

		33,164,831

Industrial Conglomerates - 3.5%
Siemens AG (Germany)	235,590	21,241,775

Professional Services - 0.8%
Adecco S.A. (Switzerland)	93,670	5,073,387

Road & Rail - 1.0%
Canadian National Railway Co. (Canada)	129,720	6,476,920

Total Industrials		114,994,616

Information Technology - 21.2%
Communications Equipment - 3.6%
Alcatel-Lucent - ADR (France)*	4,552,530	15,159,925
Nokia Corp. - ADR (Finland)	527,010	7,214,767

		22,374,692

IT Services - 7.4%
Accenture plc - Class A (Ireland)	162,390	6,656,366
Amdocs Ltd. (Guernsey)*	894,010	25,559,746
Cielo S.A. (Brazil)	784,280	6,240,955
Redecard S.A. (Brazil)	494,980	6,919,216

		45,376,283

Semiconductors & Semiconductor Equipment - 3.7%
Advantest Corp. (Japan)	500,500	12,492,400
Tokyo Electron Ltd. (Japan)	168,400	10,298,211

		22,790,611

Software - 6.5%
Misys plc (United Kingdom)*	2,404,720	8,268,279
SAP AG - ADR (Germany)	221,020	10,016,627
Shanda Interactive Entertainment Ltd. - ADR (China)*	108,400	5,009,164
Square Enix Holdings Co. Ltd. (Japan)	337,500	6,760,095
UbiSoft Entertainment S.A. (France)*	726,300	9,958,378

		40,012,543

Total Information Technology		130,554,129

Investment Portfolio - January 31, 2010 (unaudited)

Overseas Series	Shares	Value

COMMON STOCKS (continued)

Materials - 1.4%
Chemicals - 1.1%
Johnson Matthey plc (United Kingdom)	284,920	$6,672,226

Paper & Forest Products - 0.3%
Norbord, Inc. (Canada)*	111,782	1,731,223

Total Materials		8,403,449

Telecommunication Services - 1.9%
Wireless Telecommunication Services - 1.9%
Hutchison Telecommunications International Ltd. (Hong Kong)*	6,307,000	1,738,416
SK Telecom Co. Ltd. - ADR (South Korea)	565,530	9,800,635

Total Telecommunication Services		11,539,051

TOTAL COMMON STOCKS (Identified Cost $555,862,162)		559,504,594

PREFERRED STOCKS - 1.1%

Consumer Staples - 1.1%
Household Products - 1.1%
Henkel AG & Co. KGaA (Germany) (Identified Cost $4,649,810)	133,570	6,830,915

SHORT-TERM INVESTMENTS - 16.3%

Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.11% (Identified Cost $100,421,230)	100,421,230	100,421,230

TOTAL INVESTMENTS - 108.5% (Identified Cost $660,933,202)		666,756,739
LIABILITIES, LESS OTHER ASSETS - (8.5%)		(52,497,026)

NET ASSETS - 100%		$614,259,713

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
[1]	Rate shown is the current yield as of January 31, 2010.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

France - 14.1%; United Kingdom - 11.2%; Germany - 10.3%.

Investment Portfolio - January 31, 2010 (unaudited)

Overseas Series

Federal Tax Information:

On January 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$666,447,270
Unrealized appreciation	$39,876,953
Unrealized depreciation	(39,567,484)

Net unrealized appreciation	$309,469

Fair Valuation Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	1/31/10	Level 1	Level 2	Level 3
Equity securities*	$559,504,594	$559,504,594	$—	$—
Preferred securities	6,830,915	6,830,915	—	—
Debt securities	—	—	—	—
Mutual funds	100,421,230	100,421,230		—
Other financial instruments**	—	—	—	—

Total	$666,756,739	$666,756,739	$—	$—

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. As of January 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or January 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS - 23.46%

Consumer Discretionary - 2.81%
Auto Components - 0.02%
Hankook Tire Co. Ltd. (South Korea)	3,850	$73,901
WABCO Holdings, Inc.	1,010	26,109

		100,010

Automobiles - 0.03%
Bayerische Motoren Werke AG (BMW) (Germany)	1,190	51,082
Hyundai Motor Co. (South Korea)	830	80,732
Suzuki Motor Corp. (Japan)	500	11,361

		143,175

Distributors - 0.01%
Inchcape plc (United Kingdom)	90,000	38,498

Hotels, Restaurants & Leisure - 0.76%
Carnival Corp.*	60,953	2,031,564
Choice Hotels International, Inc.	4,460	141,560
Club Mediterranee S.A. (France)*	305	5,250
Hyatt Hotels Corp. - Class A*	1,150	34,063
International Game Technology	86,960	1,594,846

		3,807,283

Household Durables - 0.26%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	15,600	41,326
Fortune Brands, Inc.	23,200	964,424
LG Electronics, Inc. (South Korea)	700	65,677
NVR, Inc.*	100	68,414
Rodobens Negocios Imobiliarios S.A. (Brazil)	14,800	132,611

		1,272,452

Leisure Equipment & Products - 0.00%**
Sankyo Co. Ltd. (Japan)	300	16,053

Media - 0.96%
Grupo Televisa S.A. - ADR (Mexico)	4,890	95,551
Impresa-Sociedade Gestora de Participacoes S.A. (Portugal)*	820	1,785
The McGraw-Hill Companies, Inc.	3,430	121,593
Mediacom Communications Corp. - Class A*	5,510	22,922
Pearson plc (United Kingdom)	2,830	40,329
Reed Elsevier plc (United Kingdom)	6,050	48,354
Reed Elsevier plc - ADR (United Kingdom)	1,308	41,660
Societe Television Francaise 1 (France)	9,490	164,671
The Walt Disney Co.	142,580	4,213,239
Wolters Kluwer N.V. (Netherlands)	2,040	42,823

		4,792,927

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.02%
Nordstrom, Inc.	1,620	$55,955
PPR (France)	365	44,762

		100,717

Specialty Retail - 0.73%
Dick’s Sporting Goods, Inc.*	4,550	101,784
The Finish Line, Inc. - Class A	4,780	53,010
The Home Depot, Inc.	33,976	951,668
KOMERI Co. Ltd. (Japan)	1,500	38,387
Lowe’s Companies, Inc.	48,270	1,045,045
Lumber Liquidators Holdings, Inc.*	1,480	35,046
The Sherwin-Williams Co.	22,680	1,436,778

		3,661,718

Textiles, Apparel & Luxury Goods - 0.02%
Adidas AG (Germany)	890	45,546
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	380	41,660

		87,206

Total Consumer Discretionary		14,020,039

Consumer Staples - 2.89%
Beverages - 0.03%
Diageo plc (United Kingdom)	2,560	43,172
Heineken N.V. (Netherlands)	1,950	96,454

		139,626

Food & Staples Retailing - 0.69%
BJ’s Wholesale Club, Inc.*	2,560	86,502
Carrefour S.A. (France)	6,160	301,834
Casino Guichard-Perrachon S.A. (France)	730	60,172
The Kroger Co.	62,530	1,340,018
Safeway, Inc.	63,060	1,415,697
SUPERVALU, Inc.	2,250	33,097
Tesco plc (United Kingdom)	29,495	200,636

		3,437,956

Food Products - 2.15%
Danone S.A. (France)	800	45,971
Dean Foods Co.*	87,100	1,535,573
Flowers Foods, Inc.	3,030	73,599
General Mills, Inc.	25,560	1,822,683
Kellogg Co.	28,780	1,566,208
Nestle S.A. (Switzerland)	47,620	2,267,191
Sanderson Farms, Inc.	1,030	48,152

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Suedzucker AG (Germany)	1,940	$45,095
Unilever plc - ADR (United Kingdom)	109,080	3,329,122

		10,733,594

Household Products - 0.01%
Reckitt Benckiser Group plc (United Kingdom)	1,565	81,453

Personal Products - 0.01%
Alberto-Culver Co.	2,010	57,064

Total Consumer Staples		14,449,693

Energy - 1.89%
Energy Equipment & Services - 1.43%
Baker Hughes, Inc.	55,875	2,530,020
Calfrac Well Services Ltd. (Canada)	6,480	138,357
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	5,135	127,869
Dril-Quip, Inc.*	1,340	70,337
Schlumberger Ltd.	29,660	1,882,224
Trican Well Service Ltd. (Canada)	11,360	146,827
Weatherford International Ltd. (Switzerland)*	144,034	2,258,453

		7,154,087

Oil, Gas & Consumable Fuels - 0.46%
BP plc (United Kingdom)	4,040	37,901
Cameco Corp. (Canada)	1,010	27,341
Forest Oil Corp.*	1,205	29,065
Hess Corp.	31,140	1,799,581
Mariner Energy, Inc.*	1,801	26,024
Royal Dutch Shell plc - Class B (Netherlands)	1,346	35,996
Royal Dutch Shell plc - Class B - ADR (Netherlands)	1,900	101,422
Talisman Energy, Inc. (Canada)	6,400	105,883
Total S.A. (France)	1,130	65,882
Uranium One, Inc. (Canada)*	23,780	73,614

		2,302,709

Total Energy		9,456,796

Financials - 2.17%
Capital Markets - 0.49%
The Bank of New York Mellon Corp.[1]	63,420	1,844,888
Credit Suisse Group AG - ADR (Switzerland)	830	35,839
Federated Investors, Inc. - Class B	8,810	223,598
GAM Holding Ltd. (Switzerland)	6,980	80,678
The Goldman Sachs Group, Inc.	680	101,130

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Legg Mason, Inc	2,480	$63,934
Northern Trust Corp.	1,690	85,379
State Street Corp.	490	21,011

		2,456,457

Commercial Banks - 0.16%
Barclays plc - ADR (United Kingdom)	1,990	34,049
BNP Paribas (France)	560	40,491
Commerzbank AG (Germany)*	250	1,954
Community Bank System, Inc.	2,690	56,248
Credit Agricole S.A. (France)	1,370	21,730
First Commonwealth Financial Corp.	26,010	152,419
The Hachijuni Bank Ltd. (Japan)	4,800	27,758
HSBC Holdings plc - ADR (United Kingdom)	1,787	95,622
ICICI Bank Ltd. - ADR (India)	1,840	64,915
KeyCorp	11,650	83,647
Societe Generale - ADR (France)[2]	3,250	37,538
The Sumitomo Trust & Banking Co. Ltd. (Japan)	4,800	26,748
U.S. Bancorp	1,570	39,376
Wilmington Trust Corp.	8,140	106,797

		789,292

Consumer Finance - 0.39%
American Express Co.	50,340	1,895,804
Discover Financial Services	2,070	28,318

		1,924,122

Diversified Financial Services - 0.11%
Bank of America Corp.	2,980	45,236
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	2,125	113,433
ING Groep N.V. (Netherlands)*	185	1,761
JPMorgan Chase & Co.	5,190	202,098
Moody’s Corp.	6,540	180,439

		542,967

Insurance - 0.24%
Allianz SE (Germany)	2,470	275,411
The Allstate Corp.	3,170	94,878
Amil Participacoes S.A. (Brazil)	15,540	109,646
AXA S.A. (France)	1,230	25,581
Brown & Brown, Inc.	4,020	70,752
Muenchener Rueckversicherungs AG (MunichRe) (Germany)	875	131,631
Principal Financial Group, Inc.	850	19,592

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
The Progressive Corp.	12,360	$204,929
Willis Group Holdings plc (United Kingdom)	7,325	192,135
Zurich Financial Services AG (Switzerland)	350	75,101

		1,199,656

Real Estate Investment Trusts (REITS) - 0.70%
Acadia Realty Trust	2,660	42,374
Alexandria Real Estate Equities, Inc.	860	51,368
Alstria Office REIT AG (Germany)	6,760	76,435
American Campus Communities, Inc.	5,230	134,202
Apartment Investment & Management Co. - Class A	15,860	243,610
AvalonBay Communities, Inc.	1,340	102,657
BioMed Realty Trust, Inc.	11,720	170,760
Boston Properties, Inc.	1,460	94,710
Camden Property Trust	2,660	103,128
Corporate Office Properties Trust	8,600	306,934
DiamondRock Hospitality Co.*	5,110	41,595
Digital Realty Trust, Inc.	2,320	111,360
Douglas Emmett, Inc.	7,380	102,065
DuPont Fabros Technology, Inc.	6,220	103,376
Education Realty Trust, Inc.	5,100	26,928
Equity Lifestyle Properties, Inc.	2,080	100,506
Equity One, Inc.	6,410	107,368
HCP, Inc.	5,650	160,178
Health Care REIT, Inc.	3,060	131,580
Healthcare Realty Trust, Inc.	4,880	102,334
Home Properties, Inc.	3,180	140,969
Host Hotels & Resorts, Inc.*	9,877	104,696
LaSalle Hotel Properties	3,270	65,890
Mack-Cali Realty Corp.	1,370	44,689
Mid-America Apartment Communities, Inc.	1,090	51,143
National Retail Properties, Inc.	5,010	101,202
Omega Healthcare Investors, Inc.	3,590	67,169
Pebblebrook Hotel Trust*	4,150	85,573
Realty Income Corp.	3,820	106,693
Simon Property Group, Inc.	2,394	172,368
Tanger Factory Outlet Centers	2,670	102,261
UDR, Inc.	6,790	105,652
Westfield Group (Australia)	4,740	53,003

		3,514,776

Real Estate Management & Development - 0.01%
CB Richard Ellis Group, Inc. - Class A*	3,590	44,157

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Thrifts & Mortgage Finance - 0.07%
Aareal Bank AG (Germany)*	2,455	$44,046
First Niagara Financial Group, Inc.	10,460	143,616
NewAlliance Bancshares, Inc.	10,450	121,638
People’s United Financial, Inc.	2,680	43,335

		352,635

Total Financials		10,824,062

Health Care - 4.75%
Biotechnology - 0.49%
Celera Corp.*	52,490	353,258
Emergent Biosolutions, Inc.*	9,150	131,028
Genzyme Corp.*	34,010	1,845,382
Sinovac Biotech Ltd. (China)*	20,990	125,940

		2,455,608

Health Care Equipment & Supplies - 1.32%
Ansell, Ltd. (Australia)	24,620	223,899
Becton, Dickinson and Co.	28,020	2,111,867
Cochlear Ltd. (Australia)	4,640	255,728
Covidien plc (Ireland)	10,150	513,184
DENTSPLY International, Inc.	8,330	279,305
DexCom, Inc.*	14,790	133,997
Gen-Probe, Inc.*	6,650	285,484
Hologic, Inc.*	8,350	125,834
Inverness Medical Innovations, Inc.*	11,300	456,181
Micrus Endovascular Corp.*	4,715	79,118
Mindray Medical International Ltd. - ADR (China)	9,500	331,265
Nobel Biocare Holding AG (Switzerland)	7,960	235,491
OraSure Technologies, Inc.*	44,835	229,555
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	45,000	164,607
Sirona Dental Systems, Inc.*	5,890	189,481
Straumann Holding AG (Switzerland)	1,295	344,597
Teleflex, Inc.	3,480	198,917
Thoratec Corp.*	2,230	63,221
Zoll Medical Corp.*	13,380	372,499

		6,594,230

Health Care Providers & Services - 0.86%
Aetna, Inc.	8,490	254,445
Bio-Reference Laboratories, Inc.*	3,680	139,104
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	12,000	10,303

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
CIGNA Corp.	6,330	$213,764
Diagnosticos da America S.A. (Brazil)	10,460	320,847
Quest Diagnostics, Inc.	36,450	2,029,172
Sonic Healthcare Ltd. (Australia)	38,980	489,323
UnitedHealth Group, Inc.	7,250	239,250
VCA Antech, Inc.*	12,470	316,613
WellPoint, Inc.*	3,940	251,057

		4,263,878

Health Care Technology - 0.33%
Allscripts - Misys Healthcare Solutions, Inc.*	7,330	120,652
Cerner Corp.*	14,830	1,121,889
Eclipsys Corp.*	25,020	417,334

		1,659,875

Life Sciences Tools & Services - 1.06%
Caliper Life Sciences, Inc.*	62,787	183,966
ICON plc - ADR (Ireland)*	7,540	187,294
Lonza Group AG (Switzerland)	8,050	574,133
Millipore Corp.*	18,560	1,280,083
PerkinElmer, Inc.	61,413	1,236,858
Thermo Fisher Scientific, Inc.*	39,830	1,838,154

		5,300,488

Pharmaceuticals - 0.69%
AstraZeneca plc (United Kingdom)	615	28,627
AstraZeneca plc - ADR (United Kingdom)	910	42,306
Bayer AG (Germany)	2,320	159,146
GlaxoSmithKline plc (United Kingdom)	3,725	72,435
Johnson & Johnson	48,220	3,031,109
Sanofi - Aventis S.A. (France)	531	39,462
Shire plc (Ireland)	4,235	83,740

		3,456,825

Total Health Care		23,730,904

Industrials - 1.61%
Aerospace & Defense - 0.02%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	5,255	111,564
Hexcel Corp.*	910	10,010

		121,574

Air Freight & Logistics - 0.42%
TNT N.V. (Netherlands)	5,146	148,514

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics (continued)
United Parcel Service, Inc. - Class B	33,622	$1,942,343

		2,090,857

Airlines - 0.87%
AirTran Holdings, Inc.*	17,750	85,555
Deutsche Lufthansa AG (Germany)	4,430	71,403
Ryanair Holdings plc - ADR (Ireland)*	3,970	103,141
Singapore Airlines Ltd. (Singapore)	4,280	42,062
Southwest Airlines Co.	357,585	4,051,438

		4,353,599

Building Products - 0.01%
Owens Corning*	2,410	62,009

Commercial Services & Supplies - 0.05%
Tomra Systems ASA (Norway)	47,930	224,153

Electrical Equipment - 0.08%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	7,680	138,470
Alstom S.A. (France)	810	54,581
Gamesa Corporacion Tecnologica S.A. (Spain)	3,130	45,850
Nexans S.A. (France)	940	75,709
Schneider Electric S.A. (France)	570	59,297

		373,907

Industrial Conglomerates - 0.07%
Siemens AG (Germany)	3,740	337,214

Machinery - 0.04%
Lindsay Corp.	970	39,033
MAN SE (Germany)	780	52,516
Titan International, Inc.	3,960	30,729
Wabtec Corp.	1,590	60,945

		183,223

Professional Services - 0.02%
Equifax, Inc.	3,850	123,200

Road & Rail - 0.03%
All America Latina Logistica S.A. (Brazil)	14,080	112,789
Kansas City Southern*	970	28,809

		141,598

Total Industrials		8,011,334

Information Technology - 6.04%
Communications Equipment - 1.46%
Alcatel-Lucent - ADR (France)*	57,870	192,707

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
Communications Equipment (continued)
Blue Coat Systems, Inc.*	9,820	$242,063
Cisco Systems, Inc.*	169,718	3,813,563
Infinera Corp.*	25,310	173,374
Juniper Networks, Inc.*	45,746	1,135,873
Nokia Corp. - ADR (Finland)	112,087	1,534,471
Riverbed Technology, Inc.*	7,640	171,289

		7,263,340

Computers & Peripherals - 0.67%
Diebold, Inc.	330	8,768
EMC Corp.*	198,980	3,316,997

		3,325,765

Electronic Equipment, Instruments & Components - 0.02%
LoJack Corp.*	28,340	121,295

Internet Software & Services - 1.03%
comScore, Inc.*	8,100	109,917
Google, Inc. - Class A*	9,395	4,973,901
Vocus, Inc.*	3,490	56,259

		5,140,077

IT Services - 0.69%
Accenture plc - Class A (Ireland)	4,490	184,045
Amdocs Ltd. (Guernsey)*	12,710	363,379
Automatic Data Processing, Inc.	48,808	1,990,878
Cap Gemini S.A. (France)	3,360	150,311
Cielo S.A. (Brazil)	21,920	174,430
Online Resources Corp.*	24,770	119,639
Paychex, Inc.	5,800	168,142
Redecard S.A. (Brazil)	13,370	186,896
The Western Union Co.	5,210	96,594

		3,434,314

Semiconductors & Semiconductor Equipment - 0.12%
Advantest Corp. (Japan)	10,300	257,086
Hynix Semiconductor, Inc. (South Korea)*	1,730	33,878
KLA-Tencor Corp.	2,700	76,140
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	5,461	55,484
Tokyo Electron Ltd. (Japan)	3,300	201,806

		624,394

Software - 2.05%
Autodesk, Inc.*	95,040	2,261,002

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
DemandTec, Inc.*	2,880	$17,107
Electronic Arts, Inc.*	128,830	2,097,352
Intuit, Inc.*	3,250	96,232
Microsoft Corp.	107,080	3,017,514
Misys plc (United Kingdom)*	21,155	72,738
Net 1 UEPS Technologies, Inc. (South Africa)*	5,000	89,400
SAP AG (Germany)	1,550	71,091
SAP AG - ADR (Germany)	46,040	2,086,533
Shanda Interactive Entertainment Ltd. - ADR (China)*	2,380	109,980
Sonic Solutions, Inc.*	4,230	36,209
Square Enix Holdings Co. Ltd. (Japan)	2,600	52,078
TIBCO Software, Inc.*	8,610	77,146
UbiSoft Entertainment S.A. (France)*	9,500	130,256

		10,214,638

Total Information Technology		30,123,823

Materials - 1.06%
Chemicals - 0.62%
Arkema S.A. (France)	2	77
Calgon Carbon Corp.*	8,630	115,556
Johnson Matthey plc (United Kingdom)	2,300	53,861
Monsanto Co.	38,380	2,912,274
The Scotts Miracle-Gro Co. - Class A	700	27,790

		3,109,558

Paper & Forest Products - 0.44%
Norbord, Inc. (Canada)*	577	8,936
Weyerhaeuser Co.	53,954	2,152,765

		2,161,701

Total Materials		5,271,259

Telecommunication Services - 0.18%
Diversified Telecommunication Services - 0.03%
France Telecom S.A. (France)	3,130	72,148
Swisscom AG - ADR (Switzerland)[2]	2,120	76,744

		148,892

Wireless Telecommunication Services - 0.15%
American Tower Corp. - Class A*	3,890	165,131
Crown Castle International Corp.*	6,340	234,200
Hutchison Telecommunications International Ltd. (Hong Kong)*	6,550	1,805
SBA Communications Corp. - Class A*	7,380	244,204

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value

COMMON STOCKS (continued)

Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
SK Telecom Co. Ltd. - ADR (South Korea)	7,440	$128,935

		774,275

Total Telecommunication Services		923,167

Utilities - 0.06%
Electric Utilities - 0.03%
E.ON AG (Germany)	3,515	129,929

Independent Power Producers & Energy Traders - 0.01%
Mirant Corp.*	2,430	34,190
RRI Energy, Inc.*	7,380	36,531

		70,721

Multi-Utilities - 0.01%
National Grid plc (United Kingdom)	4,460	44,986

Water Utilities - 0.01%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	3,500	47,347

Total Utilities		292,983

TOTAL COMMON STOCKS (Identified Cost $107,584,399)		117,104,060

PREFERRED STOCKS - 0.23%

Consumer Staples - 0.01%
Household Products - 0.01%
Henkel AG & Co. KGaA (Germany)	930	47,561

Financials - 0.22%
Commercial Banks - 0.10%
PNC Financial Services Group, Inc., Series K3	180,000	185,952
Wells Fargo & Co., Series K	300,000	303,000

		488,952

Diversified Financial Services - 0.12%
Bank of America Corp., Series K	320,000	303,824
JPMorgan Chase & Co., Series 1	285,000	291,928

		595,752

Total Financials		1,084,704

TOTAL PREFERRED STOCKS (Identified Cost $1,074,371)		1,132,265

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value

WARRANTS - 0.00%**

Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011* (Identified Cost $215)	348	$28

CORPORATE BONDS - 31.22%

Convertible Corporate Bonds - 0.09%
Consumer Discretionary - 0.01%
Hotels, Restaurants & Leisure - 0.01%
Carnival Corp., 2.00%, 4/15/2021	$55,000	57,819

Financials - 0.01%
Real Estate Investment Trusts (REITS) - 0.01%
Host Hotels & Resorts LP4 , 2.50%, 10/15/2029	55,000	54,862

Health Care - 0.02%
Biotechnology - 0.02%
Amgen, Inc., 0.375%, 2/1/2013	110,000	110,825

Industrials - 0.01%
Airlines - 0.01%
AirTran Holdings, Inc., 5.25%, 11/1/2016	45,000	46,744

Information Technology - 0.04%
Computers & Peripherals - 0.01%
EMC Corp., 1.75%, 12/1/2013	40,000	47,750

Semiconductors & Semiconductor Equipment - 0.03%
Advanced Micro Devices, Inc., 6.00%, 5/1/2015	175,000	160,125

Total Information Technology		207,875

Total Convertible Corporate Bonds (Identified Cost $471,946)		478,125

Non-Convertible Corporate Bonds - 31.13%
Consumer Discretionary - 4.44%
Diversified Consumer Services - 0.04%
Affinion Group, Inc., 11.50%, 10/15/2015	180,000	186,300

Hotels, Restaurants & Leisure - 1.58%
International Game Technology, 7.50%, 6/15/2019	4,000,000	4,498,036
McDonald’s Corp., 5.80%, 10/15/2017	1,920,000	2,162,563
McDonald’s Corp., 6.30%, 10/15/2037	190,000	208,587
Pinnacle Entertainment, Inc., 7.50%, 6/15/2015	385,000	356,125
Scientific Games Corp.[4] , 7.875%, 6/15/2016	110,000	110,687
Scientific Games International, Inc.[4] , 9.25%, 6/15/2019	140,000	147,350
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	225,000	245,250
Yonkers Racing Corp.[4] , 11.375%, 7/15/2016	160,000	168,400

		7,896,998

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables - 0.45%
Fortune Brands, Inc., 4.875%, 12/1/2013	$1,800,000	$1,873,388
Fortune Brands, Inc., 5.375%, 1/15/2016	355,000	367,875

		2,241,263

Media - 1.68%
Cablevision Systems Corp.[4] , 8.625%, 9/15/2017	385,000	398,475
Columbus International, Inc. (Barbados)[4] , 11.50%, 11/20/2014	130,000	139,100
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	657,000	763,228
Comcast Corp., 5.70%, 7/1/2019	2,800,000	2,960,863
Comcast Corp., 6.50%, 11/15/2035	55,000	57,408
Comcast Corp., 6.95%, 8/15/2037	490,000	535,605
MDC Partners, Inc. (Canada)[4] , 11.00%, 11/1/2016	50,000	52,750
Sirius XM Radio, Inc.[4] , 9.75%, 9/1/2015	95,000	101,175
Time Warner, Inc., 7.625%, 4/15/2031	320,000	376,810
UPC Germany GmbH (Germany)[4] , 8.125%, 12/1/2017	100,000	101,000
UPC Germany GmbH (Germany)[4] , 8.125%, 12/1/2017	90,000	126,657
UPC Holding B.V. (Netherlands)[4] , 9.875%, 4/15/2018	45,000	47,588
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	120,000	123,000
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	180,000	190,800
The Walt Disney Co., Series B, 7.00%, 3/1/2032	145,000	172,374
The Walt Disney Co., Series C, 5.625%, 9/15/2016	1,800,000	1,994,774
WMG Acquisition Corp.[4] , 9.50%, 6/15/2016	140,000	150,150
XM Satellite Radio, Inc.[4] , 11.25%, 6/15/2013	75,000	80,250

		8,372,007

Multiline Retail - 0.07%
Target Corp., 6.00%, 1/15/2018	320,000	355,341

Specialty Retail - 0.53%
The Home Depot, Inc., 5.40%, 3/1/2016	340,000	363,905
Lowe’s Companies, Inc., 6.10%, 9/15/2017	1,800,000	2,025,852
Toys R Us Property Co. LLC[4] , 8.50%, 12/1/2017	230,000	236,900

		2,626,657

Textiles, Apparel & Luxury Goods - 0.09%
Levi Strauss & Co., 8.625%, 4/1/2013	50,000	70,018
Levi Strauss & Co., 8.875%, 4/1/2016	40,000	41,600

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
VF Corp., 5.95%, 11/1/2017	$330,000	$365,332

		476,950

Total Consumer Discretionary		22,155,516

Consumer Staples - 0.48%
Beverages - 0.22%
CEDC Finance Corp. International, Inc.[4] , 9.125%, 12/1/2016	180,000	189,000
The Coca-Cola Co., 5.35%, 11/15/2017	160,000	176,029
Constellation Brands, Inc., 8.375%, 12/15/2014	230,000	246,100
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	117,047
PepsiCo, Inc., 7.90%, 11/1/2018	285,000	352,902

		1,081,078

Food & Staples Retailing - 0.05%
The Kroger Co., 6.75%, 4/15/2012	240,000	263,050

Food Products - 0.14%
General Mills, Inc., 5.65%, 2/15/2019	330,000	354,613
Kraft Foods, Inc., 6.125%, 2/1/2018	335,000	358,674

		713,287

Personal Products - 0.07%
Revlon Consumer Products Corp.[4] , 9.75%, 11/15/2015	335,000	345,469

Total Consumer Staples		2,402,884

Energy - 2.42%
Energy Equipment & Services - 1.26%
Baker Hughes, Inc., 7.50%, 11/15/2018	295,000	358,358
Cie Generale de Geophysique - Veritas (France), 7.75%, 5/15/2017	275,000	272,938
Complete Production Services, Inc., 8.00%, 12/15/2016	160,000	158,400
Hornbeck Offshore Services, Inc.[4] , 8.00%, 9/1/2017	70,000	70,700
Hornbeck Offshore Services, Inc., Series B, 6.125%, 12/1/2014	180,000	171,450
Key Energy Services, Inc., 8.375%, 12/1/2014	160,000	160,000
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	4,000,000	5,077,488

		6,269,334

Oil, Gas & Consumable Fuels - 1.16%
Alon Refining Krotz Springs, Inc.[4] , 13.50%, 10/15/2014	90,000	82,800
Anadarko Petroleum Corp., 5.95%, 9/15/2016	95,000	102,737
Anadarko Petroleum Corp., 8.70%, 3/15/2019	220,000	273,327

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corp., 6.95%, 6/15/2019	$3,000,000	$3,423,399
Apache Corp., 6.90%, 9/15/2018	155,000	183,263
Aquilex Holdings LLC - Aquilex Finance Corp.[4] , 11.125%, 12/15/2016	115,000	119,600
Arch Coal, Inc.[4] , 8.75%, 8/1/2016	55,000	58,575
Arch Western Finance LLC, 6.75%, 7/1/2013	180,000	178,200
Chesapeake Energy Corp., 9.50%, 2/15/2015	120,000	130,800
Chesapeake Energy Corp., 6.875%, 1/15/2016	105,000	103,425
Encore Acquisition Co., 7.25%, 12/1/2017	75,000	75,375
Gibson Energy ULC - GEP Midstream Finance Corp. (Canada)[4] , 11.75%, 5/27/2014	105,000	114,187
Gibson Energy ULC - GEP Midstream Finance Corp. (Canada)[4] , 10.00%, 1/15/2018	45,000	44,437
Plains Exploration & Production Co., 8.625%, 10/15/2019	350,000	369,250
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	175,000	177,625
Tesoro Corp., 9.75%, 6/1/2019	305,000	329,019
Whiting Petroleum Corp., 7.00%, 2/1/2014	35,000	35,350

		5,801,369

Total Energy		12,070,703

Financials - 12.52%
Capital Markets - 0.99%
Goldman Sachs Capital I, 6.345%, 2/15/2034	380,000	344,708
Goldman Sachs Capital II5 , 5.793%, 12/29/2049	380,000	297,350
The Goldman Sachs Group, Inc.[6] , 3.25%, 6/15/2012	3,266,000	3,419,721
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	335,000	356,450
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	190,000	173,022
Morgan Stanley, 5.55%, 4/27/2017	355,000	364,419

		4,955,670

Commercial Banks - 1.67%
Household Finance Corp., 6.375%, 11/27/2012	165,000	182,671
HSBC Finance Corp., 7.00%, 5/15/2012	250,000	274,517
KeyBank National Association[6] , 3.20%, 6/15/2012	3,476,000	3,633,070
KeyBank National Association, 5.45%, 3/3/2016	410,000	390,032
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	315,000	331,015
PNC Bank National Association[3] , 5.25%, 1/15/2017	195,000	201,447
PNC Funding Corp.[3,6] , 2.30%, 6/22/2012	2,246,000	2,301,485
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	32,445

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
U.S. Bank National Association, 6.30%, 2/4/2014	$100,000	$111,954
Wachovia Corp., 5.25%, 8/1/2014	345,000	365,400
Wells Fargo & Co.[6] , 3.00%, 12/9/2011	515,000	534,507

		8,358,543

Consumer Finance - 1.12%
American Express Co., 8.125%, 5/20/2019	4,000,000	4,837,580
American Express Co.[5] , 6.80%, 9/1/2066	330,000	306,075
American Express Credit Corp., Series B5 , 0.37906%, 10/4/2010	280,000	279,719
Credit Acceptance Corp.[4] , 9.125%, 2/1/2017	150,000	147,938

		5,571,312

Diversified Financial Services - 6.39%
Bank of America Corp.[6] , 3.125%, 6/15/2012	5,518,000	5,759,043
Bank of America Corp., 4.875%, 1/15/2013	1,800,000	1,891,267
Bank of America Corp., 5.75%, 8/15/2016	205,000	208,840
Bank of America Corp., 7.625%, 6/1/2019	3,200,000	3,661,223
Citigroup Funding, Inc.[6] , 1.875%, 10/22/2012	1,520,000	1,531,991
Citigroup, Inc.[6] , 2.875%, 12/9/2011	5,788,000	5,987,501
Citigroup, Inc., 8.50%, 5/22/2019	4,000,000	4,663,736
JPMorgan Chase & Co.[6] , 3.125%, 12/1/2011	3,600,000	3,745,141
JPMorgan Chase & Co., 6.30%, 4/23/2019	4,000,000	4,422,956

		31,871,698

Insurance - 0.01%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	70,000	19,694
American International Group, Inc., 4.25%, 5/15/2013	30,000	27,694

		47,388

Real Estate Investment Trusts (REITS) - 2.34%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	2,145,000	2,274,011
Boston Properties LP, 5.875%, 10/15/2019	2,150,000	2,238,671
Camden Property Trust, 5.70%, 5/15/2017	2,270,000	2,230,486
DuPont Fabros Technology LP4 , 8.50%, 12/15/2017	305,000	312,625
Felcor Lodging LP4 , 10.00%, 10/1/2014	175,000	173,250
HCP, Inc., 6.70%, 1/30/2018	2,155,000	2,180,168
Host Hotels & Resorts LP, 6.875%, 11/1/2014	105,000	104,475
Simon Property Group LP, 10.35%, 4/1/2019	1,680,000	2,187,664

		11,701,350

Total Financials		62,505,961

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 0.40%
Health Care Equipment & Supplies - 0.19%
Becton Dickinson and Co., 6.00%, 5/15/2039	$330,000	$358,418
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	75,000	78,375
Fresenius US Finance II, Inc.[4] , 9.00%, 7/15/2015	75,000	84,000
Inverness Medical Innovations, Inc., 7.875%, 2/1/2016	85,000	83,512
Inverness Medical Innovations, Inc., 9.00%, 5/15/2016	362,000	370,145

		974,450

Health Care Providers & Services - 0.10%
HCA, Inc.[4] , 7.875%, 2/15/2020	240,000	246,600
Health Management Associates, Inc., 6.125%, 4/15/2016	255,000	237,788

		484,388

Pharmaceuticals - 0.11%
Abbott Laboratories, 5.60%, 11/30/2017	160,000	177,296
Johnson & Johnson, 5.95%, 8/15/2037	160,000	176,707
Wyeth, 6.50%, 2/1/2034	155,000	171,974

		525,977

Total Health Care		1,984,815

Industrials - 6.27%
Aerospace & Defense - 0.12%
The Boeing Co., 6.00%, 3/15/2019	325,000	358,297
GeoEye, Inc.[4] , 9.625%, 10/1/2015	75,000	76,500
Honeywell International, Inc., 5.30%, 3/1/2018	170,000	182,572

		617,369

Air Freight & Logistics - 0.83%
FedEx Corp., 8.00%, 1/15/2019	3,200,000	3,948,342
United Parcel Service, Inc., 6.20%, 1/15/2038	180,000	200,366

		4,148,708

Airlines - 0.38%
AirTran Airways, Inc.[7,8] , 10.41%, 4/1/2017	60,378	56,151
Delta Air Lines, Inc.[4] , 9.50%, 9/15/2014	385,000	401,362
Southwest Airlines Co., 5.25%, 10/1/2014	355,000	366,664
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	1,078,570

		1,902,747

Building Products - 0.06%
Owens Corning, 9.00%, 6/15/2019	150,000	172,454

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Building Products (continued)
USG Corp.[4] , 9.75%, 8/1/2014	$120,000	$127,200

		299,654

Commercial Services & Supplies - 1.02%
ACCO Brands Corp.[4] , 10.625%, 3/15/2015	80,000	87,600
Clean Harbors, Inc., 7.625%, 8/15/2016	165,000	167,475
Corrections Corp. of America, 6.25%, 3/15/2013	75,000	75,188
Corrections Corp. of America, 7.75%, 6/1/2017	75,000	77,062
Waste Management, Inc., 7.375%, 3/11/2019	4,000,000	4,681,424

		5,088,749

Industrial Conglomerates - 1.82%
General Electric Capital Corp.[6] , 3.00%, 12/9/2011	5,798,000	6,019,785
General Electric Capital Corp., 5.625%, 5/1/2018	1,800,000	1,840,556
General Electric Capital Corp.[5] , 6.375%, 11/15/2067	340,000	298,775
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	345,000	352,562
General Electric Co., 5.25%, 12/6/2017	180,000	187,973
Textron, Inc., 7.25%, 10/1/2019	350,000	382,031

		9,081,682

Machinery - 0.53%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	305,000	357,445
John Deere Capital Corp., 5.50%, 4/13/2017	20,000	21,716
John Deere Capital Corp., 5.75%, 9/10/2018	2,060,000	2,263,985

		2,643,146

Marine - 0.04%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[4] , 8.875%, 11/1/2017	90,000	93,150
United Maritime Group LLC - United Maritime Group Finance Corp.[4] , 11.75%, 6/15/2015	115,000	115,862

		209,012

Road & Rail - 1.47%
CSX Corp., 6.25%, 4/1/2015	1,800,000	2,017,730
CSX Corp., 7.375%, 2/1/2019	4,000,000	4,678,268
CSX Corp., 6.00%, 10/1/2036	355,000	361,629
RailAmerica, Inc., 9.25%, 7/1/2017	67,000	71,020

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail (continued)
Union Pacific Corp., 5.65%, 5/1/2017	$175,000	$187,464

		7,316,111

Total Industrials		31,307,178

Information Technology - 1.06%
Communications Equipment - 0.20%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	205,000	144,013
Cisco Systems, Inc., 5.90%, 2/15/2039	345,000	350,295
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	290,000	296,525
Nokia Corp. (Finland), 5.375%, 5/15/2019	175,000	182,987

		973,820

Computers & Peripherals - 0.04%
International Business Machines Corp., 5.60%, 11/30/2039	170,000	174,231

Electronic Equipment, Instruments & Components - 0.76%
Corning, Inc., 6.20%, 3/15/2016	215,000	232,673
Corning, Inc., 6.625%, 5/15/2019	3,200,000	3,579,609

		3,812,282

Software - 0.06%
JDA Software Group, Inc.[4] , 8.00%, 12/15/2014	110,000	113,850
Microsoft Corp., 5.20%, 6/1/2039	190,000	189,702

		303,552

Total Information Technology		5,263,885

Materials - 2.54%
Chemicals - 0.48%
E.I. du Pont de Nemours & Co., 5.875%, 1/15/2014	1,800,000	2,014,646
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	320,000	355,560

		2,370,206

Containers & Packaging - 0.10%
Ball Corp., 6.625%, 3/15/2018	75,000	75,563
BWAY Corp.[4] , 10.00%, 4/15/2014	225,000	237,375
Reynolds Group DL Escrow, Inc. - Reynolds Group Escrow LLC[4] , 7.75%, 10/15/2016	200,000	201,500

		514,438

Metals & Mining - 0.80%
Alcoa, Inc., 5.72%, 2/23/2019	2,032,000	1,916,739
Alcoa, Inc., 5.87%, 2/23/2022	295,000	278,207

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	$925,000	$1,060,441
Essar Steel Algoma, Inc. (Canada)[4] , 9.375%, 3/15/2015	150,000	150,750
Freeport-McMoRan Copper & Gold, Inc.[5] , 3.881%, 4/1/2015	120,000	119,335
Teck Resources Ltd. (Canada), 10.25%, 5/15/2016	110,000	125,675
Teck Resources Ltd. (Canada), 10.75%, 5/15/2019	275,000	323,813

		3,974,960

Paper & Forest Products - 1.16%
Georgia-Pacific LLC[4] , 8.25%, 5/1/2016	275,000	294,250
Georgia-Pacific LLC[4] , 7.125%, 1/15/2017	110,000	112,750
International Paper Co., 9.375%, 5/15/2019	4,000,000	5,008,204
International Paper Co., 7.50%, 8/15/2021	330,000	374,605

		5,789,809

Total Materials		12,649,413

Telecommunication Services - 0.32%
Diversified Telecommunication Services - 0.14%
Clearwire Communications LLC - Clearwire Finance, Inc.[4] , 12.00%, 12/1/2015	60,000	60,300
Clearwire Communications LLC - Clearwire Finance, Inc.[4] , 12.00%, 12/1/2015	170,000	170,850
Intelsat Subsidiary Holding Co. Ltd. (Bermuda)[4] , 8.875%, 1/15/2015	150,000	153,000
Telesat - Telesat LLC (Canada), 11.00%, 11/1/2015	140,000	156,450
Wind Acquisition Finance S.A. (Luxembourg)[4] , 11.75%, 7/15/2017	155,000	168,563

		709,163

Wireless Telecommunication Services - 0.18%
CC Holdings GS V LLC - Crown Castle GS III Corp.[4] , 7.75%, 5/1/2017	40,000	43,100
Crown Castle Towers LLC[4] , 6.113%, 1/15/2020	390,000	404,354
NII Capital Corp.[4] , 8.875%, 12/15/2019	230,000	228,850
SBA Telecommunications, Inc.[4] , 8.00%, 8/15/2016	210,000	217,875

		894,179

Total Telecommunication Services		1,603,342

Utilities - 0.68%
Electric Utilities - 0.61%
Allegheny Energy Supply Co. LLC[4] , 5.75%, 10/15/2019	365,000	370,138

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount/ Shares	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Electric Utilities (continued)
Columbus Southern Power Co., Series C, 5.50%, 3/1/2013	$1,800,000	$1,952,347
Exelon Generation Co. LLC, 5.35%, 1/15/2014	340,000	367,467
Southwestern Electric Power Co., 6.45%, 1/15/2019	330,000	363,952

		3,053,904

Gas Utilities - 0.01%
Ferrellgas Partners LP4 , 9.125%, 10/1/2017	74,000	78,625

Independent Power Producers & Energy Traders - 0.04%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	110,000	101,475
North American Energy Alliance LLC - North American Energy Alliance Finance Corp.[4] , 10.875%, 6/1/2016	75,000	80,625

		182,100

Multi-Utilities - 0.02%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	85,000	97,489

Total Utilities		3,412,118

Total Non-Convertible Corporate Bonds (Identified Cost $150,747,054)		155,355,815

TOTAL CORPORATE BONDS (Identified Cost $151,219,000)		155,833,940

MUTUAL FUNDS - 0.68%

iShares Dow Jones US Real Estate Index Fund	3,890	168,943
iShares iBoxx High Yield Corporate Bond Fund	16,750	1,444,185
iShares iBoxx Investment Grade Corporate Bond Fund	16,940	1,786,323

TOTAL MUTUAL FUNDS (Identified Cost $3,257,068)		3,399,451

U.S. TREASURY SECURITIES - 11.53%

U.S. Treasury Bonds - 1.71%
U.S. Treasury Bond, 5.50%, 8/15/2028	$1,410,000	1,611,806
U.S. Treasury Bond, 5.25%, 2/15/2029	4,400,000	4,890,873
U.S. Treasury Bond, 4.50%, 2/15/2036	2,000,000	2,015,312

Total U.S. Treasury Bonds (Identified Cost $8,515,858)		8,517,991

U.S. Treasury Notes - 9.82%
U.S. Treasury Note, 5.00%, 2/15/2011	1,000,000	1,048,555

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 4.00%, 11/15/2012	$9,000,000	$9,687,654
U.S. Treasury Note, 3.625%, 5/15/2013	5,525,000	5,907,004
U.S. Treasury Note, 2.25%, 5/31/2014	1,300,000	1,311,883
U.S. Treasury Note, 2.625%, 6/30/2014	6,490,000	6,641,600
U.S. Treasury Note, 2.375%, 9/30/2014	2,490,000	2,509,447
U.S. Treasury Note, 4.00%, 2/15/2015	14,000,000	15,118,908
U.S. Treasury Note, 3.50%, 2/15/2018	3,700,000	3,745,961
U.S. Treasury Note, 3.75%, 11/15/2018	3,000,000	3,061,875

Total U.S. Treasury Notes (Identified Cost $47,029,814)		49,032,887

TOTAL U.S. TREASURY SECURITIES (Identified Cost $55,545,672)		57,550,878

ASSET-BACKED SECURITIES - 0.04%

Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[4] , 5.29%, 3/25/2016 (Identified Cost $169,990)	170,000	175,298

U.S. GOVERNMENT AGENCIES - 26.08%

Mortgage-Backed Securities - 8.14%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	14,235	15,319
Fannie Mae, Pool #816064, 4.50%, 4/1/2020	120,678	126,798
Fannie Mae, Pool #863151, 4.50%, 11/1/2020	69,264	72,776
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	201,961	214,085
Fannie Mae, Pool #899023, 4.50%, 1/1/2022	70,261	73,384
Fannie Mae, Pool #899287, 5.00%, 2/1/2022	69,244	73,249
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	639,656	668,096
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	1,577,061	1,643,236
Fannie Mae, Pool #AA4537, 4.50%, 4/1/2024	160,737	167,481
Fannie Mae, Pool #AC0495, 4.50%, 9/1/2024	744,198	775,425
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	1,202,985	1,253,463
Fannie Mae, Pool #AC5902, 4.50%, 10/1/2024	1,348,717	1,405,311
Fannie Mae, Pool #357319, 6.00%, 12/1/2032	113,657	122,889
Fannie Mae, Pool #790393, 6.50%, 9/1/2034	3,637	3,957
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	457,739	465,059
Fannie Mae, Pool #900130, 6.00%, 9/1/2036	380,383	408,248
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	1,112,810	1,203,717
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	97,133	105,068
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	195,772	209,716
Fannie Mae, Pool #939487, 5.00%, 6/1/2037	63,870	66,462
Fannie Mae, Pool #945845, 6.00%, 8/1/2037	144,961	155,286

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #949709, 6.50%, 9/1/2037	$1,959	$2,117
Fannie Mae, Pool #946148, 6.00%, 10/1/2037	727,018	778,798
Fannie Mae, Pool #950248, 6.00%, 10/1/2037	157,000	168,182
Fannie Mae, Pool #960196, 5.00%, 11/1/2037	46,195	48,070
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	698,217	726,554
Fannie Mae, Pool #929084, 5.00%, 2/1/2038	249,578	259,707
Fannie Mae, Pool #969756, 5.00%, 2/1/2038	611,898	636,732
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	783,066	814,847
Fannie Mae, Pool #961950, 5.00%, 3/1/2038	38,520	40,083
Fannie Mae, Pool #973091, 5.00%, 3/1/2038	27,021	28,118
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	466,182	485,102
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	1,191,628	1,239,990
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	826,234	859,766
Fannie Mae, Pool #976516, 5.00%, 5/1/2038	26,364	27,434
Fannie Mae, Pool #984379, 6.00%, 5/1/2038	743,956	796,594
Fannie Mae, Pool #981636, 5.00%, 6/1/2038	27,175	28,278
Fannie Mae, Pool #981650, 5.00%, 6/1/2038	393,360	409,324
Fannie Mae, Pool #985554, 5.00%, 6/1/2038	80,866	84,148
Fannie Mae, Pool #982317, 6.00%, 6/1/2038	96,885	103,740
Fannie Mae, Pool #934329, 5.00%, 7/1/2038	387,943	403,687
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	395,975	423,992
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	1,279,973	1,370,537
Fannie Mae, Pool #988990, 6.00%, 9/1/2038	35,810	38,344
Fannie Mae, Pool #990503, 6.00%, 9/1/2038	154,296	165,213
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	1,694,482	1,814,374
Fannie Mae, Pool #986889, 6.00%, 10/1/2038	795,106	851,363
Fannie Mae, Pool #983839, 5.00%, 11/1/2038	31,375	32,649
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	618,869	662,657
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	511,080	547,242
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	326,519	349,622
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	1,010,059	1,051,052
Fannie Mae, Pool #992293, 5.00%, 1/1/2039	347,182	361,272
Fannie Mae, Pool #994216, 5.00%, 1/1/2039	47,814	49,755
Fannie Mae, Pool #AA1717, 5.00%, 1/1/2039	667,959	695,068
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	752,212	782,665
Fannie Mae, Pool #988811, 6.00%, 1/1/2039	374,300	400,783
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	773,109	804,408
Fannie Mae, Pool #AA1686, 5.00%, 3/1/2039	251,833	262,029
Fannie Mae, Pool #AA4461, 5.00%, 3/1/2039	50,639	52,689
Fannie Mae, Pool #AA3636, 6.00%, 3/1/2039	499,027	534,258
Fannie Mae, Pool #AA5087, 5.00%, 4/1/2039	70,593	73,450
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	936,074	1,002,159
Fannie Mae, Pool #AC2881, 6.00%, 8/1/2039	322,440	345,254

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AC1901, 5.00%, 9/1/2039	$219,438	$228,322
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	551,462	573,788
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	1,298,129	1,350,683
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	436,521	454,194
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	935,738	973,621
Fannie Mae, Pool #AC8791, 5.00%, 1/1/2040	39,200	40,787
Freddie Mac, Pool #B16835, 5.50%, 10/1/2019	10,440	11,241
Freddie Mac, Pool #G11912, 5.50%, 3/1/2021	238,060	255,960
Freddie Mac, Pool #J06512, 5.00%, 12/1/2022	121,625	128,717
Freddie Mac, Pool #G12966, 5.50%, 1/1/2023	61,464	65,768
Freddie Mac, Pool #G13136, 4.50%, 5/1/2023	100,659	104,946
Freddie Mac, Pool #G01736, 6.50%, 9/1/2034	8,380	9,129
GNMA, Pool #365225, 9.00%, 11/15/2024	1,979	2,284
GNMA, Pool #398655, 6.50%, 5/15/2026	913	990
GNMA, Pool #452826, 9.00%, 1/15/2028	2,068	2,402
GNMA, Pool #460820, 6.00%, 6/15/2028	14,848	16,028
GNMA, Pool #458983, 6.00%, 1/15/2029	26,065	28,137
GNMA, Pool #530481, 8.00%, 8/15/2030	16,688	19,208
GNMA, Pool #577796, 6.00%, 1/15/2032	24,000	25,908
GNMA, Pool #003808, 6.00%, 1/20/2036	360,758	387,522
GNMA, Pool #651235, 6.50%, 2/15/2036	226,633	243,574
GNMA, Pool #003830, 5.50%, 3/20/2036	850,432	904,446
GNMA, Pool #671304, 5.50%, 6/15/2037	127,031	134,699
GNMA, Pool #671531, 5.50%, 9/15/2037	88,082	93,398
GNMA, Pool #671161, 5.50%, 11/15/2037	410,683	435,471
GNMA, Pool #672715, 5.50%, 5/15/2038	280,840	297,659
GNMA, Pool #782639, 5.50%, 12/15/2038	845,269	897,929
GNMA, Pool #707098, 5.50%, 1/15/2039	1,061,963	1,125,562
GNMA, Pool #703481, 5.50%, 2/15/2039	1,876,823	1,989,223

Total Mortgage-Backed Securities (Identified Cost $39,726,510)		40,642,727

Other Agencies - 17.94%
Fannie Mae, 1.375%, 4/28/2011	18,600,000	18,783,489
Fannie Mae, 4.875%, 5/18/2012	1,135,000	1,230,135
Fannie Mae, 6.25%, 5/15/2029	2,429,000	2,839,445
Fannie Mae, 7.25%, 5/15/2030	2,910,000	3,790,290
Fannie Mae, 6.625%, 11/15/2030	2,339,000	2,865,406
Federal Farm Credit Bank, 5.125%, 8/25/2016	3,640,000	4,019,270
Federal Home Loan Bank, 4.625%, 10/10/2012	3,600,000	3,906,122
Federal Home Loan Bank, 4.50%, 11/15/2012	10,000	10,816
Federal Home Loan Bank, 3.375%, 2/27/2013	10,000	10,513
Federal Home Loan Bank, 5.25%, 6/18/2014	4,950,000	5,528,210

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount/ Shares	Value

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies (continued)
Freddie Mac, 1.75%, 6/15/2012	$430,000	$435,376
Freddie Mac, 5.50%, 8/20/2012	390,000	430,638
Freddie Mac, 3.00%, 7/28/2014	3,400,000	3,474,368
Freddie Mac, 2.875%, 2/9/2015	12,110,000	12,230,943
Freddie Mac, 5.50%, 7/18/2016	2,600,000	2,943,728
Freddie Mac, 5.125%, 11/17/2017	2,255,000	2,498,743
Freddie Mac, 3.75%, 3/27/2019	19,465,000	19,309,338
Freddie Mac, 6.75%, 3/15/2031	1,693,000	2,106,994
Freddie Mac, 6.25%, 7/15/2032	2,625,000	3,106,425

Total Other Agencies (Identified Cost $89,471,024)		89,520,249

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $129,197,534)		130,162,976

SHORT-TERM INVESTMENTS - 6.23%

Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.11%,	18,136,892	18,136,892
Federal Home Loan Bank Discount Notes[10] , 0.35%, 10/8/2010	$3,000,000	2,995,020
Freddie Mac Discount Notes[10] , 0.38%, 1/10/2011	10,000,000	9,968,560

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $31,093,424)		31,100,472

TOTAL INVESTMENTS - 99.47% (Identified Cost $479,141,673)		496,459,368
OTHER ASSETS, LESS LIABILITIES - 0.53%		2,651,893

NET ASSETS - 100%		$499,111,261

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.01%
[1]	The Bank of New York Mellon Corp. is the Series’ custodian.
[2]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[3]	PNC Global Investment Servicing (U.S.) Inc. serves as sub-accountant and sub-transfer agent to the Series.
[4]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $8,068,252, or 1.62%, of the Series’ net assets as of January 31, 2010.

[5]	The coupon rate is floating and is the stated rate as of January 31, 2010.
[6]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[7]	Security has been valued at fair value.

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series

[8]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $56,151, or 0.01%, of the Series’ net assets as of January 31, 2010.

[9]	Rate shown is the current yield as of January 31, 2010.
[10]	Rate shown reflects the annualized yield at time of purchase.

Federal Tax Information:

On January 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$479,778,532
Unrealized appreciation	$20,604,434
Unrealized depreciation	(3,923,598)

Net unrealized appreciation	$16,680,836

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series

The following is a summary of the valuation levels used for major security types as of January 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	1/31/10	Level 1	Level 2	Level 3
Equity securities*	$117,104,088	$116,989,806	$114,282	$—
Preferred securities	1,132,265	47,561	1,084,704	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	200,677,434	—	200,677,434	—
Corporate debt	155,355,815	—	155,299,664	56,151
Convertible corporate debt	478,125	—	478,125	—
Asset-backed securities	175,298	—	175,298	—
Mutual funds	21,536,343	21,536,343	—	—
Other financial instruments**	—	—	—	—

Total	$496,459,368	$138,573,710	$357,829,507	$56,151

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Corporate Debt
Balance as of October 31, 2009 (market value)	$51,925
Accrued discounts/premiums	168
Change in unrealized appreciation/depreciation	4,058

Balance as of January 31, 2010 (market value)	$56,151

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. As of January 31, 2010, the Series did not hold any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS - 43.09%

Consumer Discretionary - 4.96%
Auto Components - 0.04%
Hankook Tire Co. Ltd. (South Korea)	11,060	$212,299
WABCO Holdings, Inc.	2,740	70,829

		283,128

Automobiles - 0.06%
Bayerische Motoren Werke AG (BMW) (Germany)	3,510	150,670
Hyundai Motor Co. (South Korea)	2,450	238,304
Suzuki Motor Corp. (Japan)	1,300	29,539

		418,513

Distributors - 0.01%
Inchcape plc (United Kingdom)	236,000	100,951

Hotels, Restaurants & Leisure - 1.33%
Carnival Corp.*	156,655	5,221,311
Choice Hotels International, Inc.	8,730	277,090
Club Mediterranee S.A. (France)*	2,590	44,583
Hyatt Hotels Corp. - Class A*	1,620	47,985
International Game Technology	207,950	3,813,803

		9,404,772

Household Durables - 0.35%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	48,100	127,421
Fortune Brands, Inc.	40,110	1,667,373
LG Electronics, Inc. (South Korea)	2,100	197,030
NVR, Inc.*	250	171,035
Rodobens Negocios Imobiliarios S.A. (Brazil)	31,260	280,096

		2,442,955

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan)	800	42,807

Media - 1.78%
Grupo Televisa S.A. - ADR (Mexico)	15,190	296,813
Impresa-Sociedade Gestora de Participacoes S.A. (Portugal)*	8,330	18,133
The McGraw-Hill Companies, Inc.	6,600	233,970
Mediacom Communications Corp. - Class A*	23,720	98,675
Pearson plc (United Kingdom)	8,530	121,557
Reed Elsevier plc (United Kingdom)	20,160	161,128
Reed Elsevier plc - ADR (United Kingdom)	2,784	88,670
Societe Television Francaise 1 (France)	27,030	469,026
The Walt Disney Co.	368,590	10,891,835
Wolters Kluwer N.V. (Netherlands)	7,345	154,183

		12,533,990

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.05%
Nordstrom, Inc.	4,220	$145,759
PPR (France)	1,455	178,435

		324,194

Specialty Retail - 1.30%
Dick’s Sporting Goods, Inc.*	13,000	290,810
The Finish Line, Inc. - Class A	9,320	103,359
The Home Depot, Inc.	68,530	1,919,525
KOMERI Co. Ltd. (Japan)	4,300	110,043
Lowe’s Companies, Inc.	121,490	2,630,259
Lumber Liquidators Holdings, Inc.*	3,000	71,040
The Sherwin-Williams Co.	64,030	4,056,300

		9,181,336

Textiles, Apparel & Luxury Goods - 0.03%
Adidas AG (Germany)	2,270	116,169
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,210	132,653

		248,822

Total Consumer Discretionary		34,981,468

Consumer Staples - 5.22%
Beverages - 0.09%
Diageo plc (United Kingdom)	10,290	173,531
Heineken N.V. (Netherlands)	5,280	261,167
Kirin Holdings Co. Ltd. (Japan)	13,200	201,660

		636,358

Food & Staples Retailing - 1.39%
BJ’s Wholesale Club, Inc.*	7,170	242,274
Carrefour S.A. (France)	18,430	903,051
Casino Guichard-Perrachon S.A. (France)	2,170	178,868
The Kroger Co.	176,220	3,776,395
Safeway, Inc.	176,810	3,969,384
SUPERVALU, Inc.	8,350	122,828
Tesco plc (United Kingdom)	88,015	598,711

		9,791,511

Food Products - 3.68%
Danone S.A. (France)	2,440	140,211
Dean Foods Co.*	232,080	4,091,570
Flowers Foods, Inc.	7,610	184,847
General Mills, Inc.	71,460	5,095,813
Kellogg Co.	54,540	2,968,067
Nestle S.A. (Switzerland)	92,440	4,401,075

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Sanderson Farms, Inc.	2,730	$127,627
Suedzucker AG (Germany)	5,520	128,311
Unilever plc - ADR (United Kingdom)	289,754	8,843,292

		25,980,813

Household Products - 0.04%
Kao Corp. (Japan)	1,900	45,782
Reckitt Benckiser Group plc (United Kingdom)	4,840	251,907

		297,689

Personal Products - 0.02%
Alberto-Culver Co.	5,410	153,590

Total Consumer Staples		36,859,961

Energy - 3.56%
Energy Equipment & Services - 2.59%
Baker Hughes, Inc.	137,775	6,238,452
Calfrac Well Services Ltd. (Canada)	18,400	392,866
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	14,660	365,057
Dril-Quip, Inc.*	3,390	177,941
Schlumberger Ltd.	78,030	4,951,783
Trican Well Service Ltd. (Canada)	33,750	436,217
Weatherford International Ltd. (Switzerland)*	363,510	5,699,837

		18,262,153

Oil, Gas & Consumable Fuels - 0.97%
BP plc (United Kingdom)	15,770	147,947
Cameco Corp. (Canada)	2,520	68,217
Forest Oil Corp.*	2,110	50,893
Hess Corp.	93,740	5,417,235
Mariner Energy, Inc.*	3,151	45,532
Royal Dutch Shell plc - Class B (Netherlands)	5,472	146,336
Royal Dutch Shell plc - Class B - ADR (Netherlands)	5,390	287,718
Talisman Energy, Inc. (Canada)	18,380	304,084
Total S.A. (France)	3,510	204,641
Uranium One, Inc. (Canada)*	67,540	209,079

		6,881,682

Total Energy		25,143,835

Financials - 3.56%
Capital Markets - 0.99%
The Bank of New York Mellon Corp.[1]	191,500	5,570,735
Credit Suisse Group AG - ADR (Switzerland)	1,650	71,247

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Daiwa Securities Group, Inc. (Japan)	2,000	$10,037
Federated Investors, Inc. - Class B	19,880	504,555
GAM Holding Ltd. (Switzerland)	14,180	163,898
The Goldman Sachs Group, Inc.	1,570	233,490
Legg Mason, Inc.	5,660	145,915
Northern Trust Corp.	4,000	202,080
State Street Corp.	1,890	81,043

		6,983,000

Commercial Banks - 0.29%
Barclays plc - ADR (United Kingdom)	4,030	68,953
BNP Paribas (France)	1,740	125,813
The Chugoku Bank Ltd. (Japan)	8,800	112,504
Commerzbank AG (Germany)*	1,625	12,701
Community Bank System, Inc.	5,340	111,660
Credit Agricole S.A. (France)	2,415	38,306
First Commonwealth Financial Corp.	69,200	405,512
The Hachijuni Bank Ltd. (Japan)	9,800	56,673
HSBC Holdings plc - ADR (United Kingdom)	4,532	242,507
ICICI Bank Ltd. - ADR (India)	4,290	151,351
KeyCorp	26,590	190,916
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,200	58,069
Societe Generale - ADR (France)[2]	6,440	74,382
The Sumitomo Trust & Banking Co. Ltd. (Japan)	9,800	54,610
U.S. Bancorp	3,190	80,005
Wilmington Trust Corp.	21,270	279,063

		2,063,025

Consumer Finance - 0.74%
American Express Co.	135,700	5,110,462
Discover Financial Services	6,770	92,614

		5,203,076

Diversified Financial Services - 0.15%
Bank of America Corp.	5,910	89,714
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	5,145	274,642
ING Groep N.V. (Netherlands)*	1,285	12,229
JPMorgan Chase & Co.	9,980	388,621
Moody’s Corp.	12,250	337,977

		1,103,183

Insurance - 0.41%
Allianz SE (Germany)	6,820	760,447
The Allstate Corp.	6,280	187,960

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Amil Participacoes S.A. (Brazil)	44,230	$312,074
AXA S.A. (France)	3,530	73,415
Brown & Brown, Inc.	6,310	111,056
Muenchener Rueckversicherungs AG (MunichRe) (Germany)	2,495	375,336
Principal Financial Group, Inc.	2,490	57,395
The Progressive Corp.	23,890	396,096
Willis Group Holdings plc (United Kingdom)	16,865	442,369
Zurich Financial Services AG (Switzerland)	710	152,348

		2,868,496

Real Estate Investment Trusts (REITS) - 0.85%
Acadia Realty Trust	4,040	64,357
Alexandria Real Estate Equities, Inc.	1,510	90,192
Alstria Office REIT AG (Germany)	19,010	214,945
American Campus Communities, Inc.	10,290	264,041
Apartment Investment & Management Co. - Class A	22,110	339,610
AvalonBay Communities, Inc.	2,370	181,566
BioMed Realty Trust, Inc.	19,780	288,195
Boston Properties, Inc.	2,610	169,311
Camden Property Trust	4,650	180,281
Corporate Office Properties Trust	18,360	655,268
DiamondRock Hospitality Co.*	5,730	46,642
Digital Realty Trust, Inc.	3,870	185,760
Douglas Emmett, Inc.	13,240	183,109
DuPont Fabros Technology, Inc.	10,840	180,161
Education Realty Trust, Inc.	5,930	31,310
Equity Lifestyle Properties, Inc.	3,650	176,368
Equity One, Inc.	10,860	181,905
HCP, Inc.	10,080	285,768
Health Care REIT, Inc.	3,450	148,350
Healthcare Realty Trust, Inc.	9,030	189,359
Home Properties, Inc.	6,180	273,959
Host Hotels & Resorts, Inc.*	16,854	178,657
LaSalle Hotel Properties	5,520	111,228
Mack-Cali Realty Corp.	1,970	64,261
National Retail Properties, Inc.	8,750	176,750
Omega Healthcare Investors, Inc.	6,050	113,196
Pebblebrook Hotel Trust*	5,490	113,204
Realty Income Corp.	6,860	191,600
Simon Property Group, Inc.	3,908	281,376
Tanger Factory Outlet Centers	4,670	178,861

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
UDR, Inc.	11,910	$185,320
Westfield Group (Australia)	8,410	94,040

		6,018,950

Real Estate Management & Development - 0.01%
CB Richard Ellis Group, Inc. - Class A*	4,030	49,569

Thrifts & Mortgage Finance - 0.12%
Aareal Bank AG (Germany)*	7,450	133,663
First Niagara Financial Group, Inc.	24,370	334,600
NewAlliance Bancshares, Inc.	24,100	280,524
People’s United Financial, Inc.	6,130	99,122

		847,909

Total Financials		25,137,208

Health Care - 9.15%
Biotechnology - 1.00%
Celera Corp.*	149,060	1,003,174
Emergent Biosolutions, Inc.*	24,710	353,847
Genzyme Corp.*	99,740	5,411,892
Sinovac Biotech Ltd. (China)*	42,930	257,580

		7,026,493

Health Care Equipment & Supplies - 2.55%
Ansell, Ltd. (Australia)	64,700	588,395
Becton, Dickinson and Co.	77,970	5,876,599
Cochlear Ltd. (Australia)	12,980	715,376
Covidien plc (Ireland)	21,040	1,063,782
DENTSPLY International, Inc.	22,490	754,090
DexCom, Inc.*	45,910	415,945
Gen-Probe, Inc.*	18,040	774,457
Hologic, Inc.*	22,660	341,486
Inverness Medical Innovations, Inc.*	31,490	1,271,251
Micrus Endovascular Corp.*	14,505	243,394
Mindray Medical International Ltd. - ADR (China)	26,620	928,239
Nobel Biocare Holding AG (Switzerland)	23,230	687,242
OraSure Technologies, Inc.*	119,240	610,509
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	125,000	457,242
Sirona Dental Systems, Inc.*	16,280	523,728
Straumann Holding AG (Switzerland)	3,580	952,630
Teleflex, Inc.	9,290	531,016
Thoratec Corp.*	7,000	198,450

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Zoll Medical Corp.*	37,100	$1,032,864

		17,966,695

Health Care Providers & Services - 1.69%
Aetna, Inc.	20,340	609,590
AMN Healthcare Services, Inc.*	31,880	277,356
Bio-Reference Laboratories, Inc.*	10,240	387,072
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	108,540	93,189
CIGNA Corp.	16,920	571,388
Diagnosticos da America S.A. (Brazil)	28,570	876,349
Quest Diagnostics, Inc.	99,730	5,551,969
Sonic Healthcare Ltd. (Australia)	110,480	1,386,876
UnitedHealth Group, Inc.	19,300	636,900
VCA Antech, Inc.*	36,200	919,118
WellPoint, Inc.*	10,120	644,846

		11,954,653

Health Care Technology - 0.62%
Allscripts - Misys Healthcare Solutions, Inc.*	20,330	334,632
Cerner Corp.*	37,819	2,861,007
Eclipsys Corp.*	69,403	1,157,642

		4,353,281

Life Sciences Tools & Services - 1.99%
Caliper Life Sciences, Inc.*	161,767	473,978
ICON plc - ADR (Ireland)*	20,350	505,494
Lonza Group AG (Switzerland)	16,436	1,172,229
Millipore Corp.*	48,690	3,358,149
PerkinElmer, Inc.	174,609	3,516,625
Thermo Fisher Scientific, Inc.*	109,300	5,044,195

		14,070,670

Pharmaceuticals - 1.30%
AstraZeneca plc (United Kingdom)	930	43,290
AstraZeneca plc - ADR (United Kingdom)	2,870	133,426
Bayer AG (Germany)	6,615	453,770
GlaxoSmithKline plc (United Kingdom)	10,590	205,929
Johnson & Johnson	125,560	7,892,702
Sanofi - Aventis S.A. (France)	1,630	121,136
Shire plc (Ireland)	12,035	237,972

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. (Japan)	1,600	$70,370

		9,158,595

Total Health Care		64,530,387

Industrials - 3.08%
Aerospace & Defense - 0.05%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	14,260	302,740
Hexcel Corp.*	3,500	38,500

		341,240

Air Freight & Logistics - 0.82%
TNT N.V. (Netherlands)	15,959	460,577
United Parcel Service, Inc. - Class B	92,260	5,329,860

		5,790,437

Airlines - 1.63%
AirTran Holdings, Inc.*	53,420	257,484
Deutsche Lufthansa AG (Germany)	12,755	205,586
Ryanair Holdings plc - ADR (Ireland)*	11,340	294,613
Singapore Airlines Ltd. (Singapore)	12,220	120,093
Southwest Airlines Co.	935,290	10,596,836

		11,474,612

Building Products - 0.02%
Owens Corning*	6,210	159,783

Commercial Services & Supplies - 0.09%
Tomra Systems ASA (Norway)	130,570	610,635

Electrical Equipment - 0.15%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	21,900	394,857
Alstom S.A. (France)	2,380	160,374
Gamesa Corporacion Tecnologica S.A. (Spain)	7,070	103,564
Nexans S.A. (France)	2,930	235,988
Schneider Electric S.A. (France)	1,650	171,648

		1,066,431

Industrial Conglomerates - 0.14%
Siemens AG (Germany)	10,650	960,248
Sonae (Portugal)	16,575	20,637
Sonae Capital S.A. (SGPS) (Portugal)*	2,074	2,128

		983,013

Machinery - 0.09%
FANUC Ltd. (Japan)	900	86,346

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Lindsay Corp.	2,990	$120,317
MAN SE (Germany)	2,240	150,816
Titan International, Inc.	12,310	95,525
Wabtec Corp.	4,160	159,453

		612,457

Professional Services - 0.03%
Equifax, Inc.	7,430	237,760

Road & Rail - 0.06%
All America Latina Logistica S.A. (Brazil)	44,470	356,232
Kansas City Southern*	2,260	67,122

		423,354

Total Industrials		21,699,722

Information Technology - 11.20%
Communications Equipment - 2.75%
Alcatel-Lucent - ADR (France)*	161,390	537,429
Blue Coat Systems, Inc.*	26,000	640,900
Cisco Systems, Inc.*	459,544	10,325,954
Infinera Corp.*	69,330	474,911
Juniper Networks, Inc.*	118,657	2,946,253
Nokia Corp. - ADR (Finland)	297,710	4,075,650
Riverbed Technology, Inc.*	18,370	411,855

		19,412,952

Computers & Peripherals - 1.22%
Diebold, Inc.	710	18,865
EMC Corp.*	514,500	8,576,715

		8,595,580

Electronic Equipment, Instruments & Components - 0.13%
Cogent, Inc.*	46,690	482,308
Keyence Corp. (Japan)	321	74,075
LoJack Corp.*	75,845	324,617

		881,000

Internet Software & Services - 1.90%
comScore, Inc.*	18,700	253,759
Google, Inc. - Class A*	24,526	12,984,555
Vocus, Inc.*	12,310	198,437

		13,436,751

IT Services - 1.28%
Accenture plc - Class A (Ireland)	12,170	498,848

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Amdocs Ltd. (Guernsey)*	35,540	$1,016,089
Automatic Data Processing, Inc.	132,048	5,386,238
Cap Gemini S.A. (France)	9,970	446,012
Cielo S.A. (Brazil)	50,540	402,175
Online Resources Corp.*	57,950	279,899
Paychex, Inc.	11,870	344,111
Redecard S.A. (Brazil)	30,420	425,234
The Western Union Co.	12,070	223,778

		9,022,384

Semiconductors & Semiconductor Equipment - 0.24%
Advantest Corp. (Japan)	28,300	706,363
Hynix Semiconductor, Inc. (South Korea)*	3,630	71,085
KLA-Tencor Corp.	7,080	199,656
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	17,546	178,267
Tokyo Electron Ltd. (Japan)	9,160	560,164

		1,715,535

Software - 3.68%
Autodesk, Inc.*	258,050	6,139,009
DemandTec, Inc.*	9,920	58,925
Electronic Arts, Inc.*	270,090	4,397,065
Intuit, Inc.*	8,960	265,306
Microsoft Corp.	278,000	7,834,040
Misys plc (United Kingdom)*	59,170	203,447
Net 1 UEPS Technologies, Inc. (South Africa)*	13,920	248,890
SAP AG (Germany)	4,760	218,320
SAP AG - ADR (Germany)	122,880	5,568,922
Shanda Interactive Entertainment Ltd. - ADR (China)*	6,570	303,600
Sonic Solutions, Inc.*	8,620	73,787
Square Enix Holdings Co. Ltd. (Japan)	5,700	114,170
TIBCO Software, Inc.*	21,060	188,698
UbiSoft Entertainment S.A. (France)*	25,960	355,940

		25,970,119

Total Information Technology		79,034,321

Materials - 1.89%
Chemicals - 1.11%
Arkema S.A. (France)	20	769
Calgon Carbon Corp.*	21,755	291,300
Johnson Matthey plc (United Kingdom)	6,570	153,856
Monsanto Co.	96,230	7,301,932

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
The Scotts Miracle-Gro Co. - Class A	1,360	$53,992

		7,801,849

Paper & Forest Products - 0.78%
Norbord, Inc. (Canada)*	2,580	39,958
Weyerhaeuser Co.	136,923	5,463,227

		5,503,185

Total Materials		13,305,034

Telecommunication Services - 0.33%
Diversified Telecommunication Services - 0.06%
France Telecom S.A. (France)	9,590	221,055
Swisscom AG - ADR (Switzerland)[2]	6,535	236,567

		457,622

Wireless Telecommunication Services - 0.27%
American Tower Corp. - Class A*	8,800	373,560
Crown Castle International Corp.*	15,220	562,227
Hutchison Telecommunications International Ltd. (Hong Kong)*	34,820	9,597
SBA Communications Corp. - Class A*	17,480	578,413
SK Telecom Co. Ltd. - ADR (South Korea)	21,260	368,436

		1,892,233

Total Telecommunication Services		2,349,855

Utilities - 0.14%
Electric Utilities - 0.05%
E.ON AG (Germany)	10,170	375,925

Independent Power Producers & Energy Traders - 0.03%
Mirant Corp.*	6,460	90,892
RRI Energy, Inc.*	18,690	92,516

		183,408

Multi-Utilities - 0.04%
GDF Suez (France)	3,185	121,087
National Grid plc (United Kingdom)	18,220	183,775

		304,862

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Water Utilities - 0.02%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	11,730	$158,682

Total Utilities		1,022,877

TOTAL COMMON STOCKS (Identified Cost $289,673,036)		304,064,668

PREFERRED STOCKS - 0.33%

Consumer Staples - 0.02%
Household Products - 0.02%
Henkel AG & Co. KGaA (Germany)	3,040	155,469

Financials - 0.31%
Commercial Banks - 0.14%
PNC Financial Services Group, Inc., Series K3	350,000	361,573
Wells Fargo & Co., Series K	610,000	616,100

		977,673

Diversified Financial Services - 0.17%
Bank of America Corp., Series K	650,000	617,142
JPMorgan Chase & Co., Series 1	580,000	594,100

		1,211,242

Total Financials		2,188,915

TOTAL PREFERRED STOCKS (Identified Cost $2,219,917)		2,344,384

WARRANTS - 0.00%**

Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011* (Identified Cost $5,086)	10,455	836

CORPORATE BONDS - 23.70%

Convertible Corporate Bonds - 0.22%
Consumer Discretionary - 0.03%
Hotels, Restaurants & Leisure - 0.03%
Carnival Corp., 2.00%, 4/15/2021	$175,000	183,969

Financials - 0.01%
Real Estate Investment Trusts (REITS) - 0.01%
Host Hotels & Resorts LP4 , 2.50%, 10/15/2029	95,000	94,763

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Convertible Corporate Bonds (continued)
Health Care - 0.07%
Biotechnology - 0.06%
Amgen, Inc., 0.375%, 2/1/2013	$400,000	$403,000

Health Care Equipment & Supplies - 0.01%
Medtronic, Inc., 1.625%, 4/15/2013	90,000	92,362

Total Health Care		495,362

Industrials - 0.01%
Airlines - 0.01%
AirTran Holdings, Inc., 5.25%, 11/1/2016	85,000	88,294

Information Technology - 0.10%
Computers & Peripherals - 0.04%
EMC Corp., 1.75%, 12/1/2013	215,000	256,656

Semiconductors & Semiconductor Equipment - 0.06%
Advanced Micro Devices, Inc., 6.00%, 5/1/2015	465,000	425,475

Total Information Technology		682,131

Total Convertible Corporate Bonds (Identified Cost $1,562,911)		1,544,519

Non-Convertible Corporate Bonds - 23.48%
Consumer Discretionary - 2.54%
Diversified Consumer Services - 0.07%
Affinion Group, Inc., 11.50%, 10/15/2015	480,000	496,800

Hotels, Restaurants & Leisure - 0.73%
International Game Technology, 7.50%, 6/15/2019	1,715,000	1,928,533
McDonald’s Corp., 5.80%, 10/15/2017	325,000	366,059
McDonald’s Corp., 6.30%, 10/15/2037	445,000	488,532
Pinnacle Entertainment, Inc., 7.50%, 6/15/2015	545,000	504,125
Scientific Games Corp.[4] , 7.875%, 6/15/2016	250,000	251,563
Scientific Games International, Inc.[4] , 9.25%, 6/15/2019	650,000	684,125
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	590,000	643,100
Yonkers Racing Corp.[4] , 11.375%, 7/15/2016	265,000	278,912

		5,144,949

Household Durables - 0.23%
Fortune Brands, Inc., 6.375%, 6/15/2014	465,000	505,712
Fortune Brands, Inc., 5.375%, 1/15/2016	1,100,000	1,139,895

		1,645,607

Media - 0.93%
Cablevision Systems Corp.[4] , 8.625%, 9/15/2017	545,000	564,075
Columbus International, Inc. (Barbados)[4] , 11.50%, 11/20/2014	210,000	224,700
Comcast Corp., 6.50%, 11/15/2035	820,000	855,908

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Comcast Corp., 6.95%, 8/15/2037	$950,000	$1,038,418
MDC Partners, Inc. (Canada)[4] , 11.00%, 11/1/2016	95,000	100,225
Sirius XM Radio, Inc.[4] , 9.75%, 9/1/2015	110,000	117,150
Time Warner, Inc., 7.625%, 4/15/2031	730,000	859,598
UPC Germany GmbH (Germany)[4] , 8.125%, 12/1/2017	320,000	323,200
UPC Germany GmbH (Germany)[4] , 8.125%, 12/1/2017	140,000	197,022
UPC Holding B.V. (Netherlands)[4] , 9.875%, 4/15/2018	85,000	89,887
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	115,000	117,875
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	705,000	747,300
The Walt Disney Co., Series B, 7.00%, 3/1/2032	615,000	731,103
WMG Acquisition Corp.[4] , 9.50%, 6/15/2016	370,000	396,825
XM Satellite Radio, Inc.[4] , 11.25%, 6/15/2013	165,000	176,550

		6,539,836

Multiline Retail - 0.10%
Target Corp., 6.00%, 1/15/2018	615,000	682,920

Specialty Retail - 0.35%
The Home Depot, Inc., 5.40%, 3/1/2016	1,070,000	1,145,231
Lowe’s Companies, Inc., 6.10%, 9/15/2017	620,000	697,793
Toys R Us Property Co. LLC[4] , 8.50%, 12/1/2017	595,000	612,850

		2,455,874

Textiles, Apparel & Luxury Goods - 0.13%
Levi Strauss & Co., 8.625%, 4/1/2013	100,000	140,036
Levi Strauss & Co., 8.875%, 4/1/2016	90,000	93,600
VF Corp., 5.95%, 11/1/2017	640,000	708,522

		942,158

Total Consumer Discretionary		17,908,144

Consumer Staples - 0.86%
Beverages - 0.39%
CEDC Finance Corp. International, Inc.[4] , 9.125%, 12/1/2016	290,000	304,500
The Coca-Cola Co., 5.35%, 11/15/2017	330,000	363,061
Constellation Brands, Inc., 8.375%, 12/15/2014	610,000	652,700
PepsiCo, Inc., 5.00%, 6/1/2018	315,000	335,179
PepsiCo, Inc., 7.90%, 11/1/2018	870,000	1,077,278

		2,732,718

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing - 0.05%
The Kroger Co., 6.75%, 4/15/2012	$315,000	$345,254

Food Products - 0.27%
General Mills, Inc., 5.65%, 2/15/2019	860,000	924,144
Kraft Foods, Inc., 6.125%, 2/1/2018	950,000	1,017,135

		1,941,279

Personal Products - 0.15%
Revlon Consumer Products Corp.[4] , 9.75%, 11/15/2015	1,035,000	1,067,344

Total Consumer Staples		6,086,595

Energy - 1.61%
Energy Equipment & Services - 0.73%
Baker Hughes, Inc., 7.50%, 11/15/2018	610,000	741,012
Cie Generale de Geophysique - Veritas (France), 7.75%, 5/15/2017	665,000	660,012
Complete Production Services, Inc., 8.00%, 12/15/2016	430,000	425,700
Hornbeck Offshore Services, Inc., Series B, 6.125%, 12/1/2014	710,000	676,275
Key Energy Services, Inc., 8.375%, 12/1/2014	410,000	410,000
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	1,800,000	2,284,870

		5,197,869

Oil, Gas & Consumable Fuels - 0.88%
Alon Refining Krotz Springs, Inc.[4] , 13.50%, 10/15/2014	175,000	161,000
Anadarko Petroleum Corp., 5.95%, 9/15/2016	720,000	778,635
Anadarko Petroleum Corp., 8.70%, 3/15/2019	425,000	528,018
Apache Corp., 6.90%, 9/15/2018	625,000	738,964
Aquilex Holdings LLC - Aquilex Finance Corp.[4] , 11.125%, 12/15/2016	190,000	197,600
Arch Coal, Inc.[4] , 8.75%, 8/1/2016	125,000	133,125
Arch Western Finance LLC, 6.75%, 7/1/2013	545,000	539,550
Chesapeake Energy Corp., 9.50%, 2/15/2015	160,000	174,400
Chesapeake Energy Corp., 6.875%, 1/15/2016	435,000	428,475
Encore Acquisition Co., 7.25%, 12/1/2017	165,000	165,825
Gibson Energy ULC - GEP Midstream Finance Corp. (Canada)[4] , 11.75%, 5/27/2014	105,000	114,188
Gibson Energy ULC - GEP Midstream Finance Corp. (Canada)[4] , 10.00%, 1/15/2018	310,000	306,125
Plains Exploration & Production Co., 8.625%, 10/15/2019	460,000	485,300

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	$465,000	$471,975
Tesoro Corp., 9.75%, 6/1/2019	815,000	879,181
Whiting Petroleum Corp., 7.00%, 2/1/2014	85,000	85,850

		6,188,211

Total Energy		11,386,080

Financials - 10.03%
Capital Markets - 1.88%
Goldman Sachs Capital I, 6.345%, 2/15/2034	740,000	671,274
Goldman Sachs Capital II5 , 5.793%, 12/29/2049	770,000	602,525
The Goldman Sachs Group, Inc.[6] , 3.25%, 6/15/2012	8,228,000	8,615,267
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	890,000	946,987
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	1,250,000	1,349,510
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	370,000	336,936
Morgan Stanley, 5.55%, 4/27/2017	687,000	705,228

		13,227,727

Commercial Banks - 2.60%
Household Finance Corp., 6.375%, 11/27/2012	585,000	647,652
HSBC Finance Corp., 7.00%, 5/15/2012	575,000	631,388
KeyBank National Association[6] , 3.20%, 6/15/2012	3,506,000	3,664,426
KeyBank National Association, 5.45%, 3/3/2016	1,090,000	1,036,914
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	1,900,000	1,996,598
National City Corp., 6.875%, 5/15/2019	820,000	912,995
PNC Bank National Association[3] , 5.25%, 1/15/2017	545,000	563,018
PNC Funding Corp.[3,6] , 2.30%, 6/22/2012	3,600,000	3,688,934
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	340,678
U.S. Bank National Association, 6.30%, 2/4/2014	285,000	319,070
Wachovia Corp., 5.25%, 8/1/2014	920,000	974,400
Wells Fargo & Co.[6] , 3.00%, 12/9/2011	3,458,000	3,588,979

		18,365,052

Consumer Finance - 0.51%
American Express Co., 8.125%, 5/20/2019	2,165,000	2,618,340
American Express Co.[5] , 6.80%, 9/1/2066	670,000	621,425
Credit Acceptance Corp.[4] , 9.125%, 2/1/2017	395,000	389,569

		3,629,334

Diversified Financial Services - 4.14%
Bank of America Corp.[6] , 3.125%, 6/15/2012	6,028,000	6,291,321
Bank of America Corp., 5.75%, 8/15/2016	980,000	998,357

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Bank of America Corp., 7.625%, 6/1/2019	$870,000	$995,395
Citigroup Funding, Inc.[6] , 1.875%, 10/22/2012	11,088,000	11,175,473
Citigroup, Inc.[6] , 2.875%, 12/9/2011	3,506,000	3,626,845
Citigroup, Inc., 8.50%, 5/22/2019	1,050,000	1,224,231
JPMorgan Chase & Co.[6] , 3.125%, 12/1/2011	3,510,000	3,651,513
JPMorgan Chase & Co., 6.30%, 4/23/2019	1,130,000	1,249,485

		29,212,620

Insurance - 0.03%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	380,000	106,912
American International Group, Inc., 4.25%, 5/15/2013	125,000	115,390

		222,302

Real Estate Investment Trusts (REITS) - 0.87%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	670,000	710,297
Boston Properties LP, 5.875%, 10/15/2019	1,030,000	1,072,479
Camden Property Trust, 5.70%, 5/15/2017	705,000	692,728
DuPont Fabros Technology LP4 , 8.50%, 12/15/2017	790,000	809,750
Felcor Lodging LP4 , 10.00%, 10/1/2014	450,000	445,500
HCP, Inc., 6.70%, 1/30/2018	1,010,000	1,021,796
Host Hotels & Resorts LP, 6.875%, 11/1/2014	325,000	323,375
Simon Property Group LP, 10.35%, 4/1/2019	820,000	1,067,789

		6,143,714

Total Financials		70,800,749

Health Care - 0.96%
Health Care Equipment & Supplies - 0.35%
Becton Dickinson and Co., 6.00%, 5/15/2039	880,000	955,781
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	165,000	172,425
Fresenius US Finance II, Inc.[4] , 9.00%, 7/15/2015	235,000	263,200
Inverness Medical Innovations, Inc., 7.875%, 2/1/2016	560,000	550,200
Inverness Medical Innovations, Inc., 9.00%, 5/15/2016	490,000	501,025

		2,442,631

Health Care Providers & Services - 0.17%
HCA, Inc.[4] , 7.875%, 2/15/2020	545,000	559,988
Health Management Associates, Inc., 6.125%, 4/15/2016	690,000	643,425

		1,203,413

Pharmaceuticals - 0.44%
Abbott Laboratories, 5.125%, 4/1/2019	980,000	1,032,282

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals (continued)
Johnson & Johnson, 5.95%, 8/15/2037	$440,000	$485,943
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	1,140,000	1,197,595
Wyeth, 6.50%, 2/1/2034	365,000	404,973

		3,120,793

Total Health Care		6,766,837

Industrials - 4.27%
Aerospace & Defense - 0.25%
The Boeing Co., 6.00%, 3/15/2019	810,000	892,987
GeoEye, Inc.[4] , 9.625%, 10/1/2015	170,000	173,400
Honeywell International, Inc., 5.30%, 3/1/2018	680,000	730,287

		1,796,674

Air Freight & Logistics - 0.20%
FedEx Corp., 8.00%, 1/15/2019	570,000	703,298
United Parcel Service, Inc., 6.20%, 1/15/2038	660,000	734,675

		1,437,973

Airlines - 0.41%
AirTran Airways, Inc.[7,8] , 10.41%, 4/1/2017	117,401	109,183
Delta Air Lines, Inc.[4] , 9.50%, 9/15/2014	550,000	573,375
Southwest Airlines Co., 5.25%, 10/1/2014	1,030,000	1,063,841
Southwest Airlines Co., 5.75%, 12/15/2016	1,120,000	1,128,970

		2,875,369

Building Products - 0.06%
Owens Corning, 9.00%, 6/15/2019	240,000	275,926
USG Corp.[4] , 9.75%, 8/1/2014	125,000	132,500

		408,426

Commercial Services & Supplies - 0.43%
ACCO Brands Corp.[4] , 10.625%, 3/15/2015	180,000	197,100
Clean Harbors, Inc., 7.625%, 8/15/2016	475,000	482,125
Corrections Corp. of America, 6.25%, 3/15/2013	165,000	165,412
Corrections Corp. of America, 7.75%, 6/1/2017	230,000	236,325
Waste Management, Inc., 7.375%, 3/11/2019	1,665,000	1,948,643

		3,029,605

Industrial Conglomerates - 2.18%
General Electric Capital Corp.[6] , 3.00%, 12/9/2011	3,518,000	3,652,571
General Electric Capital Corp.[6] , 2.125%, 12/21/2012	8,000,000	8,110,560
General Electric Capital Corp., 5.625%, 5/1/2018	335,000	342,548

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
General Electric Capital Corp.[5] , 6.375%, 11/15/2067	$690,000	$606,337
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	970,000	991,260
General Electric Co., 5.25%, 12/6/2017	550,000	574,363
Textron, Inc., 7.25%, 10/1/2019	1,000,000	1,091,518

		15,369,157

Machinery - 0.32%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	595,000	697,310
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	295,000	348,463
John Deere Capital Corp., 5.50%, 4/13/2017	120,000	130,296
John Deere Capital Corp., 5.75%, 9/10/2018	1,000,000	1,099,022

		2,275,091

Marine - 0.05%
Navios Maritime Holdings, Inc. - Navios Maritime
Finance US, Inc. (Marshall Island)[4] , 8.875%, 11/1/2017	140,000	144,900
United Maritime Group LLC - United Maritime Group Finance Corp.[4] , 11.75%, 6/15/2015	190,000	191,425

		336,325

Road & Rail - 0.37%
CSX Corp., 6.00%, 10/1/2036	1,190,000	1,212,222
RailAmerica, Inc., 9.25%, 7/1/2017	349,000	369,940
Union Pacific Corp., 5.65%, 5/1/2017	365,000	390,997
Union Pacific Corp., 7.875%, 1/15/2019	495,000	607,288

		2,580,447

Total Industrials		30,109,067

Information Technology - 0.74%
Communications Equipment - 0.36%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	530,000	372,325
Cisco Systems, Inc., 5.90%, 2/15/2039	960,000	974,735
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	445,000	455,012
Nokia Corp. (Finland), 5.375%, 5/15/2019	705,000	737,176

		2,539,248

Computers & Peripherals - 0.12%
International Business Machines Corp., 5.60%, 11/30/2039	797,000	816,836

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Electronic Equipment, Instruments & Components - 0.13%
Corning, Inc., 6.20%, 3/15/2016	$375,000	$405,825
Corning, Inc., 6.625%, 5/15/2019	460,000	514,569

		920,394

Software - 0.13%
JDA Software Group, Inc.[4] , 8.00%, 12/15/2014	180,000	186,300
Microsoft Corp., 5.20%, 6/1/2039	735,000	733,846

		920,146

Total Information Technology		5,196,624

Materials - 1.37%
Chemicals - 0.14%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	910,000	1,011,124

Containers & Packaging - 0.15%
Ball Corp., 6.625%, 3/15/2018	165,000	166,237
BWAY Corp.[4] , 10.00%, 4/15/2014	600,000	633,000
Reynolds Group DL Escrow, Inc. - Reynolds Group Escrow LLC[4] , 7.75%, 10/15/2016	250,000	251,875

		1,051,112

Metals & Mining - 0.58%
Alcoa, Inc., 5.72%, 2/23/2019	2,166,000	2,043,138
Alcoa, Inc., 5.87%, 2/23/2022	210,000	198,046
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	850,000	974,460
Essar Steel Algoma, Inc. (Canada)[4] , 9.375%, 3/15/2015	245,000	246,225
Teck Resources Ltd. (Canada), 10.25%, 5/15/2016	250,000	285,625
Teck Resources Ltd. (Canada), 10.75%, 5/15/2019	295,000	347,362

		4,094,856

Paper & Forest Products - 0.50%
Georgia-Pacific LLC[4] , 8.25%, 5/1/2016	295,000	315,650
Georgia-Pacific LLC[4] , 7.125%, 1/15/2017	250,000	256,250
International Paper Co., 9.375%, 5/15/2019	1,777,000	2,224,895
International Paper Co., 7.50%, 8/15/2021	630,000	715,154

		3,511,949

Total Materials		9,669,041

Telecommunication Services - 0.64%
Diversified Telecommunication Services - 0.26%
Clearwire Communications LLC - Clearwire Finance, Inc.[4] , 12.00%, 12/1/2015	110,000	110,550

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Clearwire Communications LLC - Clearwire Finance, Inc.[4] , 12.00%, 12/1/2015	$490,000	$492,450
Intelsat Subsidiary Holding Co. Ltd. (Bermuda)[4] , 8.875%, 1/15/2015	390,000	397,800
Telesat - Telesat LLC (Canada), 11.00%, 11/1/2015	365,000	407,888
Wind Acquisition Finance S.A. (Luxembourg)[4] , 11.75%, 7/15/2017	400,000	435,000

		1,843,688

Wireless Telecommunication Services - 0.38%
CC Holdings GS V LLC - Crown Castle GS III Corp.[4] , 7.75%, 5/1/2017	395,000	425,612
Crown Castle Towers LLC[4] , 6.113%, 1/15/2020	1,040,000	1,078,278
NII Capital Corp.[4] , 8.875%, 12/15/2019	585,000	582,075
SBA Telecommunications, Inc.[4] , 8.00%, 8/15/2016	565,000	586,188

		2,672,153

Total Telecommunication Services		4,515,841

Utilities - 0.46%
Electric Utilities - 0.37%
Allegheny Energy Supply Co. LLC[4] , 5.75%, 10/15/2019	705,000	714,925
Exelon Generation Co. LLC, 5.35%, 1/15/2014	710,000	767,357
Exelon Generation Co. LLC, 5.20%, 10/1/2019	175,000	178,599
Southwestern Electric Power Co., 6.45%, 1/15/2019	850,000	937,451

		2,598,332

Gas Utilities - 0.02%
Ferrellgas Partners LP4 , 9.125%, 10/1/2017	165,000	175,313

Independent Power Producers & Energy Traders - 0.06%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	250,000	230,625
North American Energy Alliance LLC - North American
Energy Alliance Finance Corp.[4] , 10.875%, 6/1/2016	170,000	182,750

		413,375

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount/ Shares	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	$50,000	$57,346

Total Utilities		3,244,366

Total Non-Convertible Corporate Bonds (Identified Cost $161,619,900)		165,683,344

TOTAL CORPORATE BONDS (Identified Cost $163,182,811)		167,227,863

MUTUAL FUNDS - 0.91%
iShares Dow Jones US Real Estate Index Fund	3,390	147,228
iShares iBoxx High Yield Corporate Bond Fund	32,330	2,787,493
iShares iBoxx Investment Grade Corporate Bond Fund	32,710	3,449,269

TOTAL MUTUAL FUNDS (Identified Cost $5,991,117)		6,383,990

U.S. TREASURY SECURITIES - 11.18%

U.S. Treasury Bonds - 3.89%
U.S. Treasury Bond, 6.875%, 8/15/2025	$5,000,000	6,506,250
U.S. Treasury Bond, 5.50%, 8/15/2028	4,485,000	5,126,916
U.S. Treasury Bond, 5.25%, 2/15/2029	3,525,000	3,918,256
U.S. Treasury Bond, 5.375%, 2/15/2031	7,598,000	8,599,986
U.S. Treasury Bond, 4.50%, 2/15/2036	3,250,000	3,274,882

Total U.S. Treasury Bonds (Identified Cost $27,733,615)		27,426,290

U.S. Treasury Notes - 7.29%
U.S. Treasury Note, 1.75%, 8/15/2012	4,160,000	4,223,373
U.S. Treasury Note, 4.25%, 9/30/2012	3,500,000	3,782,460
U.S. Treasury Note, 1.50%, 12/31/2013	4,300,000	4,243,898
U.S. Treasury Note, 1.875%, 2/28/2014	1,800,000	1,796,765
U.S. Treasury Note, 2.25%, 5/31/2014	5,500,000	5,550,276
U.S. Treasury Note, 2.625%, 6/30/2014	3,890,000	3,980,867
U.S. Treasury Note, 2.625%, 7/31/2014	8,805,000	8,996,923
U.S. Treasury Note, 4.50%, 11/15/2015	8,825,000	9,728,874
U.S. Treasury Note, 4.00%, 8/15/2018	6,540,000	6,816,930

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.75%, 2/15/2019	$2,500,000	$2,350,000

Total U.S. Treasury Notes (Identified Cost $51,185,356)		51,470,366

TOTAL U.S. TREASURY SECURITIES (Identified Cost $78,918,971)		78,896,656

ASSET-BACKED SECURITIES - 0.05%

Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[4] , 5.29%, 3/25/2016 (Identified Cost $334,981)	335,000	345,439

U.S. GOVERNMENT AGENCIES - 13.63%

Mortgage-Backed Securities - 0.99%
Fannie Mae, Pool #545883, 5.50%, 9/1/2017	75,012	80,722
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	191,756	201,480
Fannie Mae, Pool #911750, 4.50%, 12/1/2021	330,602	345,301
Fannie Mae, Pool #908642, 5.00%, 1/1/2022	18,146	19,235
Fannie Mae, Pool #912771, 5.00%, 3/1/2022	467,552	495,620
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	3,071,081	3,120,192
Fannie Mae, Pool #906666, 6.50%, 12/1/2036	504,856	546,099
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	1,182,297	1,266,503
Freddie Mac, Pool #B16835, 5.50%, 10/1/2019	69,596	74,938
Freddie Mac, Pool #G12966, 5.50%, 1/1/2023	366,845	392,536
Freddie Mac, Pool #G13136, 4.50%, 5/1/2023	366,176	381,770
Freddie Mac, Pool #G01736, 6.50%, 9/1/2034	55,869	60,861
GNMA, Pool #286310, 9.00%, 2/15/2020	1,604	1,821
GNMA, Pool #288873, 9.50%, 8/15/2020	26	30
GNMA, Pool #550290, 6.50%, 8/15/2031	30,447	33,256

Total Mortgage-Backed Securities (Identified Cost $6,548,984)		7,020,364

Other Agencies - 12.64%
Fannie Mae, 4.875%, 5/18/2012	8,980,000	9,732,695
Fannie Mae, 1.75%, 8/10/2012	1,700,000	1,715,618
Fannie Mae, 2.625%, 11/20/2014	3,500,000	3,505,127
Fannie Mae, 6.25%, 5/15/2029	4,368,000	5,106,092
Fannie Mae, 7.25%, 5/15/2030	3,994,000	5,202,205
Fannie Mae, 6.625%, 11/15/2030	4,195,000	5,139,110
Federal Farm Credit Bank, 5.125%, 8/25/2016	2,275,000	2,512,044
Federal Home Loan Bank, 1.62%, 11/21/2012	3,300,000	3,310,395
Federal Home Loan Bank, 1.50%, 1/16/2013	20,175,000	20,126,378
Freddie Mac, 1.375%, 1/9/2013	8,410,000	8,363,560

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount/ Shares	Value

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies (continued)
Freddie Mac, 3.00%, 7/28/2014	$1,960,000	$2,002,871
Freddie Mac, 3.75%, 3/27/2019	12,290,000	12,191,717
Freddie Mac, 6.75%, 3/15/2031	4,145,000	5,158,589
Freddie Mac, 6.25%, 7/15/2032	4,315,000	5,106,371

Total Other Agencies (Identified Cost $88,590,681)		89,172,772

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $95,139,665)		96,193,136

SHORT-TERM INVESTMENTS - 6.92%

Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.11%,	10,897,901	10,897,901
Federal Home Loan Bank Discount Notes[10] , 0.05%, 4/30/2010	$15,000,000	14,997,435
U.S. Treasury Bill[10] , 0.01%, 2/25/2010	7,900,000	7,899,947
U.S. Treasury Bill[10] , 0.05%, 4/1/2010	15,000,000	14,998,725

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $48,794,909)		48,794,008

TOTAL INVESTMENTS - 99.81% (Identified Cost $684,260,493)		704,250,980
OTHER ASSETS, LESS LIABILITIES - 0.19%		1,374,231

NET ASSETS - 100%		$705,625,211

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.01%
[1]	The Bank of New York Mellon Corp. is the Series’ custodian.
[2]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[3]	PNC Global Investment Servicing (U.S.) Inc. serves as sub-accountant and sub-transfer agent to the Series.
[4]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amounts to $17,692,116, or 2.51%, of the Series’ net assets as of January 31, 2010.

[5]	The coupon rate is floating and is the stated rate as of January 31, 2010.
[6]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[7]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $109,183, or 0.02%, of the Series’ net assets as of January 31, 2010.

[8]	Security has been valued at fair value.
[9]	Rate shown is the current yield as of January 31, 2010.
[10]	Rate shown reflects the annualized yield at time of purchase.

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series

Federal Tax Information:

On January 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$687,941,235
Unrealized appreciation	$29,753,263
Unrealized depreciation	(13,443,518)

Net unrealized appreciation	$16,309,745

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	1/31/10	Level 1	Level 2	Level 3
Equity securities*	$304,065,504	$303,754,555	$310,949	$—
Preferred securities	2,344,384	155,469	2,188,915	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	212,985,899	—	212,985,899	—
Corporate debt	165,683,344	—	165,574,161	109,183
Convertible corporate debt	1,544,519	—	1,544,519	—
Asset-backed securities	345,439	—	345,439	—
Mutual funds	17,281,891	17,281,891	—	—
Other financial instruments**	—	—	—	—

Total	$704,250,980	$321,191,915	$382,949,882	$109,183

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Corporate Debt
Balance as of October 31, 2009 (market value)	$100,965
Accrued discounts/premiums	326
Change in unrealized appreciation/depreciation	7,892

Balance as of January 31, 2010 (market value)	$109,183

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. As of January 31, 2010, the Series did not hold any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS - 57.52%

Consumer Discretionary - 6.47%
Auto Components - 0.06%
Hankook Tire Co. Ltd. (South Korea)	15,560	$298,677
WABCO Holdings, Inc.	3,740	96,679

		395,356

Automobiles - 0.07%
Bayerische Motoren Werke AG (BMW) (Germany)	3,410	146,378
Hyundai Motor Co. (South Korea)	3,080	299,582
Suzuki Motor Corp. (Japan)	2,500	56,805

		502,765

Distributors - 0.02%
Inchcape plc (United Kingdom)	322,000	137,737

Hotels, Restaurants & Leisure - 1.55%
Carnival Corp.*	201,765	6,724,828
Choice Hotels International, Inc.	9,670	306,926
Club Mediterranee S.A. (France)*	5,750	98,977
Hyatt Hotels Corp. - Class A*	2,610	77,308
International Game Technology	201,250	3,690,925

		10,898,964

Household Durables - 0.63%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	38,100	100,930
Fortune Brands, Inc.	82,220	3,417,885
LG Electronics, Inc. (South Korea)	2,110	197,969
NVR, Inc.*	260	177,876
Rodobens Negocios Imobiliarios S.A. (Brazil)	55,370	496,127

		4,390,787

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan)	1,400	74,913

Media - 2.24%
Grupo Televisa S.A. - ADR (Mexico)	17,800	347,812
Impresa-Sociedade Gestora de Participacoes S.A. (Portugal)*	32,800	71,399
The McGraw-Hill Companies, Inc.	8,740	309,833
Mediacom Communications Corp. - Class A*	26,740	111,238
Pearson plc (United Kingdom)	10,850	154,619
Reed Elsevier plc (United Kingdom)	21,260	169,920
Reed Elsevier plc - ADR (United Kingdom)	7,379	235,021
Societe Television Francaise 1 (France)	31,540	547,284
The Walt Disney Co.	460,880	13,619,004
Wolters Kluwer N.V. (Netherlands)	7,425	155,863

		15,721,993

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.06%
Nordstrom, Inc.	6,620	$228,655
PPR (France)	1,790	219,518

		448,173

Specialty Retail - 1.79%
Dick’s Sporting Goods, Inc.*	16,440	367,763
The Finish Line, Inc. - Class A	18,170	201,505
The Home Depot, Inc.	109,940	3,079,419
KOMERI Co. Ltd. (Japan)	3,900	99,806
Lowe’s Companies, Inc.	161,040	3,486,516
Lumber Liquidators Holdings, Inc.*	5,170	122,426
The Sherwin-Williams Co.	82,930	5,253,616

		12,611,051

Textiles, Apparel & Luxury Goods - 0.04%
Adidas AG (Germany)	2,580	132,034
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,575	172,668

		304,702

Total Consumer Discretionary		45,486,441

Consumer Staples - 7.48%
Beverages - 0.10%
Diageo plc (United Kingdom)	8,825	148,825
Heineken N.V. (Netherlands)	6,300	311,620
Kirin Holdings Co. Ltd. (Japan)	17,000	259,713

		720,158

Food & Staples Retailing - 1.81%
BJ’s Wholesale Club, Inc.*	9,010	304,448
Carrefour S.A. (France)	21,660	1,061,317
Casino Guichard-Perrachon S.A. (France)	2,670	220,081
The Kroger Co.	232,820	4,989,333
Safeway, Inc.	235,280	5,282,036
SUPERVALU, Inc.	8,570	126,065
Tesco plc (United Kingdom)	108,630	738,942

		12,722,222

Food Products - 5.49%
Danone S.A. (France)	4,100	235,600
Dean Foods Co.*	300,320	5,294,642
Flowers Foods, Inc.	8,020	194,806
General Mills, Inc.	94,370	6,729,525
Kellogg Co.	108,920	5,927,426
Nestle S.A. (Switzerland)	177,070	8,430,315

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Sanderson Farms, Inc.	1,850	$86,487
Suedzucker AG (Germany)	4,250	98,790
Unilever plc - ADR (United Kingdom)	379,205	11,573,337

		38,570,928

Household Products - 0.06%
Kao Corp. (Japan)	3,000	72,287
Reckitt Benckiser Group plc (United Kingdom)	6,105	317,746

		390,033

Personal Products - 0.02%
Alberto-Culver Co.	5,390	153,022

Total Consumer Staples		52,556,363

Energy - 4.59%
Energy Equipment & Services - 3.36%
Baker Hughes, Inc.	179,720	8,137,722
Calfrac Well Services Ltd. (Canada)	22,540	481,261
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	17,565	437,396
Dril-Quip, Inc.*	4,260	223,607
Schlumberger Ltd.	104,560	6,635,378
Trican Well Service Ltd. (Canada)	41,290	533,671
Weatherford International Ltd. (Switzerland)*	460,370	7,218,601

		23,667,636

Oil, Gas & Consumable Fuels - 1.23%
BP plc (United Kingdom)	13,825	129,700
Cameco Corp. (Canada)	3,760	101,783
Forest Oil Corp.*	1,900	45,828
Hess Corp.	122,490	7,078,697
Mariner Energy, Inc.*	2,589	37,411
Royal Dutch Shell plc - Class B (Netherlands)	4,679	125,129
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,830	364,586
Talisman Energy, Inc. (Canada)	21,490	355,537
Total S.A. (France)	4,390	255,947
Uranium One, Inc. (Canada)*	43,360	134,227

		8,628,845

Total Energy		32,296,481

Financials - 4.96%
Capital Markets - 1.39%
The Bank of New York Mellon Corp.[1]	259,090	7,536,928
Credit Suisse Group AG - ADR (Switzerland)	3,190	137,744

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Daiwa Securities Group, Inc. (Japan)	6,000	$30,112
Federated Investors, Inc. - Class B	31,450	798,201
GAM Holding Ltd. (Switzerland)	28,530	329,761
The Goldman Sachs Group, Inc	2,310	343,543
Legg Mason, Inc.	10,900	281,002
Northern Trust Corp.	3,960	200,059
State Street Corp.	2,290	98,195

		9,755,545

Commercial Banks - 0.46%
Barclays plc - ADR (United Kingdom)	6,940	118,743
BNP Paribas (France)	1,550	112,074
The Chugoku Bank Ltd. (Japan)	10,000	127,846
Commerzbank AG (Germany)*	4,775	37,320
Community Bank System, Inc.	10,290	215,164
Credit Agricole S.A. (France)	3,800	60,274
First Commonwealth Financial Corp.	99,640	583,890
The Hachijuni Bank Ltd. (Japan)	18,000	104,094
HSBC Holdings plc - ADR (United Kingdom)	6,672	357,019
ICICI Bank Ltd. - ADR (India)	8,780	309,758
KeyCorp.	51,180	367,472
Mitsubishi UFJ Financial Group, Inc. (Japan)	12,000	62,217
Societe Generale - ADR (France)[2]	12,410	143,336
The Sumitomo Trust & Banking Co. Ltd. (Japan)	18,000	100,305
U.S. Bancorp	5,490	137,689
Wilmington Trust Corp.	28,830	378,250

		3,215,451

Consumer Finance - 1.00%
American Express Co.	182,830	6,885,378
Discover Financial Services	9,720	132,969

		7,018,347

Diversified Financial Services - 0.25%
Bank of America Corp.	11,390	172,900
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	5,180	276,510
ING Groep N.V. (Netherlands)*	4,650	44,254
JPMorgan Chase & Co.	15,485	602,986
Moody’s Corp.	23,320	643,399

		1,740,049

Insurance - 0.57%
Allianz SE (Germany)	8,470	944,425
The Allstate Corp.	12,100	362,153

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Amil Participacoes S.A. (Brazil)	55,950	$394,767
AXA S.A. (France)	4,550	94,629
Brown & Brown, Inc.	10,000	176,000
Muenchener Rueckversicherungs AG (MunichRe) (Germany)	3,165	476,128
Principal Financial Group, Inc.	5,770	132,998
The Progressive Corp.	41,500	688,070
Willis Group Holdings plc (United Kingdom)	19,405	508,993
Zurich Financial Services AG (Switzerland)	1,210	259,636

		4,037,799

Real Estate Investment Trusts (REITS) - 1.11%
Acadia Realty Trust	8,710	138,750
Alexandria Real Estate Equities, Inc.	1,750	104,528
Alstria Office REIT AG (Germany)	24,590	278,037
American Campus Communities, Inc.	11,320	290,471
Apartment Investment & Management Co. - Class A	23,030	353,741
AvalonBay Communities, Inc.	2,810	215,274
BioMed Realty Trust, Inc.	22,040	321,123
Boston Properties, Inc.	5,250	340,568
Camden Property Trust	5,380	208,583
Corporate Office Properties Trust	24,680	880,829
DiamondRock Hospitality Co.*	7,400	60,236
Digital Realty Trust, Inc.	4,280	205,440
Douglas Emmett, Inc.	26,620	368,155
DuPont Fabros Technology, Inc.	12,810	212,902
Education Realty Trust, Inc.	14,510	76,613
Equity Lifestyle Properties, Inc.	4,240	204,877
Equity One, Inc.	13,040	218,420
HCP, Inc.	10,450	296,257
Health Care REIT, Inc.	4,350	187,050
Healthcare Realty Trust, Inc.	9,360	196,279
Home Properties, Inc.	7,950	352,423
Host Hotels & Resorts, Inc.*	19,494	206,636
LaSalle Hotel Properties	11,380	229,307
Mack-Cali Realty Corp.	2,020	65,892
Mid-America Apartment Communities, Inc.	3,573	167,645
National Retail Properties, Inc.	10,000	202,000
Omega Healthcare Investors, Inc.	12,490	233,688
Pebblebrook Hotel Trust*	8,210	169,290
Realty Income Corp.	13,800	385,434
Simon Property Group, Inc.	2,886	207,792

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Tanger Factory Outlet Centers	4,170	$159,711
UDR, Inc.	12,910	200,880
Westfield Group (Australia)	9,550	106,788

		7,845,619

Real Estate Management & Development - 0.01%
CB Richard Ellis Group, Inc. - Class A*	5,210	64,083

Thrifts & Mortgage Finance - 0.17%
Aareal Bank AG (Germany)*	8,265	148,285
First Niagara Financial Group, Inc.	34,840	478,353
NewAlliance Bancshares, Inc.	29,500	343,380
People’s United Financial, Inc.	13,110	211,989

		1,182,007

Total Financials		34,858,900

Health Care - 11.92%
Biotechnology - 1.31%
Celera Corp.*	175,680	1,182,327
Emergent Biosolutions, Inc.*	26,640	381,485
Genzyme Corp.*	132,659	7,198,077
Sinovac Biotech Ltd. (China)*	73,890	443,340

		9,205,229

Health Care Equipment & Supplies - 3.26%
Ansell, Ltd. (Australia)	88,180	801,927
Becton, Dickinson and Co.	103,930	7,833,204
Cochlear Ltd. (Australia)	15,500	854,262
Covidien plc (Ireland)	34,780	1,758,477
DENTSPLY International, Inc.	27,800	932,134
DexCom, Inc.*	66,455	602,082
Gen-Probe, Inc.*	21,000	901,530
Hologic, Inc.*	25,310	381,422
Inverness Medical Innovations, Inc.*	37,230	1,502,975
Micrus Endovascular Corp.*	14,300	239,954
Mindray Medical International Ltd. - ADR (China)	28,250	985,078
Nobel Biocare Holding AG (Switzerland)	27,710	819,779
OraSure Technologies, Inc.*	154,150	789,248
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	156,000	570,637
Sirona Dental Systems, Inc.*	20,810	669,458
Straumann Holding AG (Switzerland)	4,425	1,177,483
Teleflex, Inc.	11,540	659,626
Thoratec Corp.*	7,840	222,264

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Zoll Medical Corp.*	42,730	$1,189,603

		22,891,143

Health Care Providers & Services - 2.15%
Aetna, Inc.	25,010	749,550
AMN Healthcare Services, Inc.*	32,250	280,575
Bio-Reference Laboratories, Inc.*	13,320	503,496
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	125,000	107,320
CIGNA Corp.	20,000	675,400
Diagnosticos da America S.A. (Brazil)	34,560	1,060,084
Quest Diagnostics, Inc.	132,580	7,380,729
Sonic Healthcare Ltd. (Australia)	131,540	1,651,246
UnitedHealth Group, Inc.	23,270	767,910
VCA Antech, Inc.*	42,710	1,084,407
WellPoint, Inc.*	12,910	822,625

		15,083,342

Health Care Technology - 0.78%
Allscripts - Misys Healthcare Solutions, Inc.*	24,200	398,332
Cerner Corp.*	48,983	3,705,564
Eclipsys Corp.*	83,350	1,390,278

		5,494,174

Life Sciences Tools & Services - 2.72%
Caliper Life Sciences, Inc.*	216,454	634,210
ICON plc - ADR (Ireland)*	28,690	712,659
Lonza Group AG (Switzerland)	28,354	2,022,231
Millipore Corp.*	67,410	4,649,268
PerkinElmer, Inc.	232,595	4,684,463
Thermo Fisher Scientific, Inc.*	139,000	6,414,850

		19,117,681

Pharmaceuticals - 1.70%
AstraZeneca plc (United Kingdom)	1,450	67,495
AstraZeneca plc - ADR (United Kingdom)	2,475	115,063
Bayer AG (Germany)	8,405	576,559
GlaxoSmithKline plc (United Kingdom)	13,455	261,641
Johnson & Johnson	166,710	10,479,391
Sanofi - Aventis S.A. (France)	1,250	92,895
Shire plc (Ireland)	15,285	302,235

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. (Japan)	1,700	$74,769

		11,970,048

Total Health Care		83,761,617

Industrials - 4.12%
Aerospace & Defense - 0.05%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	17,140	363,882

Air Freight & Logistics - 1.08%
TNT N.V. (Netherlands)	18,904	545,570
United Parcel Service, Inc. - Class B	121,445	7,015,877

		7,561,447

Airlines - 2.21%
AirTran Holdings, Inc.*	66,430	320,193
Deutsche Lufthansa AG (Germany)	16,205	261,193
Ryanair Holdings plc - ADR (Ireland)*	13,620	353,848
Singapore Airlines Ltd. (Singapore)	11,000	108,103
Southwest Airlines Co.	1,277,150	14,470,109

		15,513,446

Building Products - 0.02%
Owens Corning*	6,560	168,789

Commercial Services & Supplies - 0.10%
Tomra Systems ASA (Norway)	154,890	724,372

Electrical Equipment - 0.17%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	25,630	462,109
Alstom S.A. (France)	2,160	145,549
Gamesa Corporacion Tecnologica S.A. (Spain)	10,800	158,203
Nexans S.A. (France)	3,400	273,842
Schneider Electric S.A. (France)	1,520	158,124

		1,197,827

Industrial Conglomerates - 0.18%
Siemens AG (Germany)	13,160	1,186,561
Sonae (Portugal)	61,250	76,261
Sonae Capital S.A. (SGPS) (Portugal)*	7,657	7,856

		1,270,678

Machinery - 0.10%
FANUC Ltd. (Japan)	1,000	95,940
Lindsay Corp.	3,690	148,486
MAN SE (Germany)	2,840	191,213

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Titan International, Inc.	15,060	$116,865
Wabtec Corp.	4,400	168,652

		721,156

Professional Services - 0.04%
Equifax, Inc.	8,200	262,400

Road & Rail - 0.14%
All America Latina Logistica S.A. (Brazil)	56,310	451,077
Canadian National Railway Co. (Canada)	3,400	169,762
Kansas City Southern*	4,620	137,214
Knight Transportation, Inc.	10,480	189,688

		947,741

Transportation Infrastructure - 0.03%
Malaysia Airports Holdings Berhad (Malaysia)	169,470	228,544

Total Industrials		28,960,282

Information Technology - 14.92%
Communications Equipment - 3.61%
Alcatel-Lucent - ADR (France)*	199,230	663,436
Blue Coat Systems, Inc.*	33,270	820,105
Cisco Systems, Inc.*	606,180	13,620,865
Infinera Corp.*	86,250	590,812
Juniper Networks, Inc.*	148,530	3,688,000
Nokia Corp. - ADR (Finland)	400,693	5,485,487
Riverbed Technology, Inc.*	21,740	487,411

		25,356,116

Computers & Peripherals - 1.58%
Diebold, Inc.	1,560	41,449
EMC Corp.*	663,770	11,065,046

		11,106,495

Electronic Equipment, Instruments & Components - 0.16%
Cogent, Inc.*	59,950	619,283
Keyence Corp. (Japan)	363	83,768
LoJack Corp.*	104,135	445,698

		1,148,749

Internet Software & Services - 2.56%
comScore, Inc.*	38,000	515,660
Google, Inc. - Class A*	32,540	17,227,327
Vocus, Inc.*	15,610	251,633

		17,994,620

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 1.67%
Accenture plc - Class A (Ireland)	13,490	$552,955
Amdocs Ltd. (Guernsey)*	42,370	1,211,358
Automatic Data Processing, Inc.	176,794	7,211,427
Cap Gemini S.A. (France)	12,780	571,719
Cielo S.A. (Brazil)	62,360	496,234
Online Resources Corp.*	59,480	287,289
Paychex, Inc.	13,885	402,526
Redecard S.A. (Brazil)	37,620	525,882
The Western Union Co.	24,160	447,926

		11,707,316

Semiconductors & Semiconductor Equipment - 0.30%
Advantest Corp. (Japan)	33,400	833,659
Hynix Semiconductor, Inc. (South Korea)*	4,490	87,926
KLA-Tencor Corp.	9,640	271,848
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	21,672	220,187
Tokyo Electron Ltd. (Japan)	10,900	666,571

		2,080,191

Software - 5.04%
Autodesk, Inc.*	329,865	7,847,488
DemandTec, Inc.*	12,670	75,260
Electronic Arts, Inc.*	466,880	7,600,806
Intuit, Inc.*	12,170	360,354
Microsoft Corp.	365,860	10,309,935
Misys plc (United Kingdom)*	55,900	192,204
Net 1 UEPS Technologies, Inc. (South Africa)*	18,000	321,840
SAP AG (Germany)	5,200	238,500
SAP AG - ADR (Germany)	157,240	7,126,117
Shanda Interactive Entertainment Ltd. - ADR (China)*	8,270	382,157
Sonic Solutions, Inc.*	14,830	126,945
Square Enix Holdings Co. Ltd. (Japan)	9,000	180,269
TIBCO Software, Inc.*	30,260	271,130
UbiSoft Entertainment S.A. (France)*	30,560	419,011

		35,452,016

Total Information Technology		104,845,503

Materials - 2.51%
Chemicals - 1.49%
Arkema S.A. (France)	67	2,577
Calgon Carbon Corp.*	25,965	347,672
Johnson Matthey plc (United Kingdom)	6,390	149,640

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Monsanto Co.	129,760	$9,846,189
The Scotts Miracle-Gro Co. - Class A	2,670	105,999

		10,452,077

Paper & Forest Products - 1.02%
Norbord, Inc. (Canada)*	4,854	75,176
Weyerhaeuser Co.	178,330	7,115,367

		7,190,543

Total Materials		17,642,620

Telecommunication Services - 0.39%
Diversified Telecommunication Services - 0.08%
France Telecom S.A. (France)	12,170	280,525
Swisscom AG - ADR (Switzerland)[2]	8,280	299,736

		580,261

Wireless Telecommunication Services - 0.31%
American Tower Corp. - Class A*	9,180	389,691
Crown Castle International Corp.*	16,800	620,592
Hutchison Telecommunications International Ltd. (Hong Kong)*	105,000	28,942
SBA Communications Corp. - Class A*	21,160	700,184
SK Telecom Co. Ltd. - ADR (South Korea)	24,930	432,037

		2,171,446

Total Telecommunication Services		2,751,707

Utilities - 0.16%
Electric Utilities - 0.07%
E.ON AG (Germany)	12,820	473,880

Independent Power Producers & Energy Traders - 0.02%
Mirant Corp.*	6,150	86,530
RRI Energy, Inc.*	18,780	92,961

		179,491

Multi-Utilities - 0.05%
GDF Suez (France)	2,457	93,410
National Grid plc (United Kingdom)	22,535	227,299

		320,709

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® ExtendedTerm Series	Shares/ Principal Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Water Utilities - 0.02%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	11,480	$155,300

Total Utilities		1,129,380

TOTAL COMMON STOCKS (Identified Cost $380,487,301)		404,289,294

PREFERRED STOCKS - 0.44%

Consumer Staples - 0.03%
Household Products - 0.03%
Henkel AG & Co. KGaA (Germany)	3,800	194,336

Financials - 0.41%
Commercial Banks - 0.19%
PNC Financial Services Group, Inc., Series K3	480,000	495,871
Wells Fargo & Co., Series K	795,000	802,950

		1,298,821

Diversified Financial Services - 0.22%
Bank of America Corp., Series K	845,000	802,285
JPMorgan Chase & Co., Series 1	755,000	773,354

		1,575,639

Total Financials		2,874,460

TOTAL PREFERRED STOCKS (Identified Cost $2,884,091)		3,068,796

WARRANTS - 0.00%**

Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011*
(Identified Cost $5,289)	8,377	670

CORPORATE BONDS - 19.32%

Convertible Corporate Bonds - 0.31%
Consumer Discretionary - 0.04%
Hotels, Restaurants & Leisure - 0.04%
Carnival Corp., 2.00%, 4/15/2021	$315,000	331,144

Financials - 0.02%
Real Estate Investment Trusts (REITS) - 0.02%
Host Hotels & Resorts LP4 , 2.50%, 10/15/2029	125,000	124,687

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Convertible Corporate Bonds (continued)
Health Care - 0.11%
Biotechnology - 0.09%
Amgen, Inc., 0.375%, 2/1/2013	$635,000	$639,763

Health Care Equipment & Supplies - 0.02%
Medtronic, Inc., 1.625%, 4/15/2013	140,000	143,675

Total Health Care		783,438

Industrials - 0.02%
Airlines - 0.02%
AirTran Holdings, Inc., 5.25%, 11/1/2016	125,000	129,844

Information Technology - 0.12%
Computers & Peripherals - 0.06%
EMC Corp., 1.75%, 12/1/2013	335,000	399,906

Semiconductors & Semiconductor Equipment - 0.06%
Advanced Micro Devices, Inc., 6.00%, 5/1/2015	465,000	425,475

Total Information Technology		825,381

Total Convertible Corporate Bonds (Identified Cost $2,221,594)		2,194,494

Non-Convertible Corporate Bonds - 19.01%
Consumer Discretionary - 2.59%
Diversified Consumer Services - 0.07%
Affinion Group, Inc., 11.50%, 10/15/2015	470,000	486,450

Hotels, Restaurants & Leisure - 0.70%
International Game Technology, 7.50%, 6/15/2019	860,000	967,078
McDonald’s Corp., 5.80%, 10/15/2017	620,000	698,328
McDonald’s Corp., 6.30%, 10/15/2037	690,000	757,499
Pinnacle Entertainment, Inc., 7.50%, 6/15/2015	795,000	735,375
Scientific Games Corp.[4] , 7.875%, 6/15/2016	370,000	372,313
Scientific Games International, Inc.[4] , 9.25%, 6/15/2019	410,000	431,525
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	560,000	610,400
Yonkers Racing Corp.[4] , 11.375%, 7/15/2016	345,000	363,112

		4,935,630

Household Durables - 0.14%
Fortune Brands, Inc., 5.375%, 1/15/2016	940,000	974,092

Media - 1.01%
Cablevision Systems Corp.[4] , 8.625%, 9/15/2017	795,000	822,825
Columbus International, Inc. (Barbados)[4] , 11.50%, 11/20/2014	295,000	315,650
Comcast Corp., 6.50%, 11/15/2035	670,000	699,339
Comcast Corp., 6.95%, 8/15/2037	1,310,000	1,431,924
MDC Partners, Inc. (Canada)[4] , 11.00%, 11/1/2016	135,000	142,425

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Sirius XM Radio, Inc.[4] , 9.75%, 9/1/2015	$115,000	$122,475
Time Warner, Inc., 7.625%, 4/15/2031	845,000	995,014
UPC Germany GmbH (Germany)[4] , 8.125%, 12/1/2017	205,000	207,050
UPC Germany GmbH (Germany)[4] , 8.125%, 12/1/2017	195,000	274,423
UPC Holding B.V. (Netherlands)[4] , 9.875%, 4/15/2018	125,000	132,188
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	105,000	107,625
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	700,000	742,000
The Walt Disney Co., Series B, 7.00%, 3/1/2032	380,000	451,738
WMG Acquisition Corp.[4] , 9.50%, 6/15/2016	365,000	391,463
XM Satellite Radio, Inc.[4] , 11.25%, 6/15/2013	245,000	262,150

		7,098,289

Multiline Retail - 0.13%
Target Corp., 6.00%, 1/15/2018	845,000	938,321

Specialty Retail - 0.36%
The Home Depot, Inc., 5.40%, 3/1/2016	900,000	963,278
Lowe’s Companies, Inc., 6.10%, 9/15/2017	850,000	956,652
Toys R Us Property Co. LLC[4] , 8.50%, 12/1/2017	595,000	612,850

		2,532,780

Textiles, Apparel & Luxury Goods - 0.18%
Levi Strauss & Co., 8.625%, 4/1/2013	100,000	140,036
Levi Strauss & Co., 8.875%, 4/1/2016	125,000	130,000
VF Corp., 5.95%, 11/1/2017	880,000	974,218

		1,244,254

Total Consumer Discretionary		18,209,816

Consumer Staples - 0.98%
Beverages - 0.48%
CEDC Finance Corp. International, Inc.[4] , 9.125%, 12/1/2016	395,000	414,750
The Coca-Cola Co., 5.35%, 11/15/2017	630,000	693,116
Constellation Brands, Inc., 8.375%, 12/15/2014	590,000	631,300
PepsiCo, Inc., 5.00%, 6/1/2018	620,000	659,717
PepsiCo, Inc., 7.90%, 11/1/2018	760,000	941,071

		3,339,954

Food & Staples Retailing - 0.09%
The Kroger Co., 6.75%, 4/15/2012	605,000	663,106

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products - 0.27%
General Mills, Inc., 5.65%, 2/15/2019	$880,000	$945,635
Kraft Foods, Inc., 6.125%, 2/1/2018	895,000	958,249

		1,903,884

Personal Products - 0.14%
Revlon Consumer Products Corp.[4] , 9.75%, 11/15/2015	940,000	969,375

Total Consumer Staples		6,876,319

Energy - 1.45%
Energy Equipment & Services - 0.54%
Baker Hughes, Inc., 7.50%, 11/15/2018	580,000	704,569
Cie Generale de Geophysique - Veritas (France), 7.75%, 5/15/2017	655,000	650,088
Complete Production Services, Inc., 8.00%, 12/15/2016	430,000	425,700
Hornbeck Offshore Services, Inc.[4] , 8.00%, 9/1/2017	90,000	90,900
Hornbeck Offshore Services, Inc., Series B, 6.125%, 12/1/2014	575,000	547,688
Key Energy Services, Inc., 8.375%, 12/1/2014	410,000	410,000
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	770,000	977,416

		3,806,361

Oil, Gas & Consumable Fuels - 0.91%
Alon Refining Krotz Springs, Inc.[4] , 13.50%, 10/15/2014.	250,000	230,000
Anadarko Petroleum Corp., 5.95%, 9/15/2016	345,000	373,096
Anadarko Petroleum Corp., 8.70%, 3/15/2019	580,000	720,589
Apache Corp., 6.90%, 9/15/2018	600,000	709,406
Aquilex Holdings LLC - Aquilex Finance Corp.[4] , 11.125%, 12/15/2016	245,000	254,800
Arch Coal, Inc.[4] , 8.75%, 8/1/2016	185,000	197,025
Arch Western Finance LLC, 6.75%, 7/1/2013	440,000	435,600
Chesapeake Energy Corp., 9.50%, 2/15/2015	190,000	207,100
Chesapeake Energy Corp., 6.875%, 1/15/2016	410,000	403,850
Encore Acquisition Co., 7.25%, 12/1/2017	245,000	246,225
Gibson Energy ULC - GEP Midstream Finance Corp. (Canada)[4] , 11.75%, 5/27/2014	185,000	201,187
Gibson Energy ULC - GEP Midstream Finance Corp. (Canada)[4] , 10.00%, 1/15/2018	220,000	217,250
Plains Exploration & Production Co., 8.625%, 10/15/2019	670,000	706,850
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	465,000	471,975

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Tesoro Corp., 9.75%, 6/1/2019	$800,000	$863,000
Whiting Petroleum Corp., 7.00%, 2/1/2014	125,000	126,250

		6,364,203

Total Energy		10,170,564

Financials - 6.51%
Capital Markets - 1.94%
Goldman Sachs Capital I, 6.345%, 2/15/2034	1,020,000	925,269
Goldman Sachs Capital II5 , 5.793%, 12/29/2049	1,000,000	782,500
The Goldman Sachs Group, Inc.[6] , 3.25%, 6/15/2012	9,123,000	9,552,392
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	885,000	941,667
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	510,000	464,426
Morgan Stanley, 5.55%, 4/27/2017	945,000	970,074

		13,636,328

Commercial Banks - 1.26%
Household Finance Corp., 6.375%, 11/27/2012	435,000	481,587
HSBC Finance Corp., 7.00%, 5/15/2012	700,000	768,647
KeyBank National Association, 5.45%, 3/3/2016	1,110,000	1,055,940
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	1,165,000	1,224,230
PNC Bank National Association[3] , 5.25%, 1/15/2017	1,035,000	1,069,218
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	621,872
U.S. Bank National Association, 6.30%, 2/4/2014	555,000	621,347
Wachovia Corp., 5.25%, 8/1/2014	915,000	969,105
Wells Fargo & Co.[6] , 3.00%, 12/9/2011	2,010,000	2,086,133

		8,898,079

Consumer Finance - 0.31%
American Express Co., 8.125%, 5/20/2019	800,000	967,516
American Express Co.[5] , 6.80%, 9/1/2066	870,000	806,925
Credit Acceptance Corp.[4] , 9.125%, 2/1/2017	395,000	389,569

		2,164,010

Diversified Financial Services - 2.01%
Bank of America Corp.[6] , 3.125%, 6/15/2012	6,102,000	6,368,554
Bank of America Corp., 5.75%, 8/15/2016	685,000	697,831
Bank of America Corp., 7.625%, 6/1/2019	825,000	943,909
Citigroup Funding, Inc.[6] , 1.875%, 10/22/2012	3,892,000	3,922,704
JPMorgan Chase & Co.[6] , 3.125%, 12/1/2011	1,195,000	1,243,179
JPMorgan Chase & Co., 6.30%, 4/23/2019	860,000	950,936

		14,127,113

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 0.08%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	$880,000	$247,585
American International Group, Inc., 4.25%, 5/15/2013	345,000	318,477

		566,062

Real Estate Investment Trusts (REITS) - 0.91%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	920,000	975,333
Boston Properties LP, 5.875%, 10/15/2019	945,000	983,974
Camden Property Trust, 5.70%, 5/15/2017	980,000	962,941
DuPont Fabros Technology LP4 , 8.50%, 12/15/2017	785,000	804,625
Felcor Lodging LP4 , 10.00%, 10/1/2014	455,000	450,450
HCP, Inc., 6.70%, 1/30/2018	935,000	945,920
Host Hotels & Resorts LP, 6.875%, 11/1/2014	295,000	293,525
Simon Property Group LP, 10.35%, 4/1/2019	750,000	976,636

		6,393,404

Total Financials		45,784,996

Health Care - 0.73%
Health Care Equipment & Supplies - 0.36%
Becton Dickinson and Co., 6.00%, 5/15/2039	885,000	961,212
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	245,000	256,025
Fresenius US Finance II, Inc.[4] , 9.00%, 7/15/2015	145,000	162,400
Inverness Medical Innovations, Inc., 7.875%, 2/1/2016	395,000	388,087
Inverness Medical Innovations, Inc., 9.00%, 5/15/2016	714,000	730,065

		2,497,789

Health Care Providers & Services - 0.17%
HCA, Inc.[4] , 7.875%, 2/15/2020	590,000	606,225
Health Management Associates, Inc., 6.125%, 4/15/2016	670,000	624,775

		1,231,000

Pharmaceuticals - 0.20%
Johnson & Johnson, 5.95%, 8/15/2037	565,000	623,996
Wyeth, 6.50%, 2/1/2034	700,000	776,660

		1,400,656

Total Health Care		5,129,445

Industrials - 3.10%
Aerospace & Defense - 0.27%
The Boeing Co., 6.00%, 3/15/2019	860,000	948,109
GeoEye, Inc.[4] , 9.625%, 10/1/2015	250,000	255,000

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Aerospace & Defense (continued)
Honeywell International, Inc., 5.30%, 3/1/2018	$660,000	$708,808

		1,911,917

Air Freight & Logistics - 0.24%
FedEx Corp., 8.00%, 1/15/2019	785,000	968,578
United Parcel Service, Inc., 6.20%, 1/15/2038	645,000	717,978

		1,686,556

Airlines - 0.51%
AirTran Airways, Inc.[7,8] , 10.41%, 4/1/2017	167,716	155,976
Delta Air Lines, Inc.[4] , 9.50%, 9/15/2014	795,000	828,788
Southwest Airlines Co., 5.25%, 10/1/2014	945,000	976,048
Southwest Airlines Co., 5.75%, 12/15/2016	1,580,000	1,592,654

		3,553,466

Building Products - 0.08%
Owens Corning, 9.00%, 6/15/2019	335,000	385,147
USG Corp.[4] , 9.75%, 8/1/2014	185,000	196,100

		581,247

Commercial Services & Supplies - 0.30%
ACCO Brands Corp.[4] , 10.625%, 3/15/2015	250,000	273,750
Clean Harbors, Inc., 7.625%, 8/15/2016	460,000	466,900
Corrections Corp. of America, 6.25%, 3/15/2013	245,000	245,612
Corrections Corp. of America, 7.75%, 6/1/2017	145,000	148,988
Waste Management, Inc., 7.375%, 3/11/2019	815,000	953,840

		2,089,090

Industrial Conglomerates - 0.96%
General Electric Capital Corp.[6] , 3.00%, 12/9/2011	2,630,000	2,730,603
General Electric Capital Corp., 5.625%, 5/1/2018	460,000	470,364
General Electric Capital Corp.[5] , 6.375%, 11/15/2067	895,000	786,481
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	915,000	935,055
General Electric Co., 5.25%, 12/6/2017	765,000	798,887
Textron, Inc., 7.25%, 10/1/2019	940,000	1,026,027

		6,747,417

Machinery - 0.38%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	815,000	955,138
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	298,594
John Deere Capital Corp., 5.75%, 9/10/2018	1,295,000	1,423,234

		2,676,966

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine - 0.07%
Navios Maritime Holdings, Inc. - Navios Maritime
Finance US, Inc. (Marshall Island)[4] , 8.875%, 11/1/2017	$195,000	$201,825
United Maritime Group LLC - United Maritime Group Finance Corp.[4] , 11.75%, 6/15/2015	245,000	246,837

		448,662

Road & Rail - 0.29%
CSX Corp., 6.00%, 10/1/2036	950,000	967,740
RailAmerica, Inc., 9.25%, 7/1/2017	321,000	340,260
Union Pacific Corp., 5.65%, 5/1/2017	700,000	749,856

		2,057,856

Total Industrials		21,753,177

Information Technology - 0.68%
Communications Equipment - 0.35%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	540,000	379,350
Cisco Systems, Inc., 5.90%, 2/15/2039	925,000	939,198
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	650,000	664,625
Nokia Corp. (Finland), 5.375%, 5/15/2019	460,000	480,994

		2,464,167

Computers & Peripherals - 0.09%
International Business Machines Corp., 5.60%, 11/30/2039	616,000	631,331

Electronic Equipment, Instruments & Components - 0.11%
Corning, Inc., 6.20%, 3/15/2016	720,000	779,184

Software - 0.13%
JDA Software Group, Inc.[4] , 8.00%, 12/15/2014	240,000	248,399
Microsoft Corp., 5.20%, 6/1/2039	690,000	688,917

		937,316

Total Information Technology		4,811,998

Materials - 1.81%
Chemicals - 0.14%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	855,000	950,012

Containers & Packaging - 0.17%
Ball Corp., 6.625%, 3/15/2018	245,000	246,838
BWAY Corp.[4] , 10.00%, 4/15/2014	585,000	617,175

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging (continued)
Reynolds Group DL Escrow, Inc. - Reynolds Group Escrow LLC[4] , 7.75%, 10/15/2016	$350,000	$352,625

		1,216,638

Metals & Mining - 0.79%
Alcoa, Inc., 5.72%, 2/23/2019	3,122,000	2,944,911
Alcoa, Inc., 5.87%, 2/23/2022	405,000	381,946
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	830,000	951,531
Essar Steel Algoma, Inc. (Canada)[4] , 9.375%, 3/15/2015	320,000	321,600
Teck Resources Ltd. (Canada), 10.25%, 5/15/2016	370,000	422,725
Teck Resources Ltd. (Canada), 10.75%, 5/15/2019	425,000	500,437

		5,523,150

Paper & Forest Products - 0.71%
Georgia-Pacific LLC[4] , 8.25%, 5/1/2016	425,000	454,750
Georgia-Pacific LLC[4] , 7.125%, 1/15/2017	370,000	379,250
International Paper Co., 9.375%, 5/15/2019	2,562,000	3,207,754
International Paper Co., 7.50%, 8/15/2021	865,000	981,918

		5,023,672

Total Materials		12,713,472

Telecommunication Services - 0.60%
Diversified Telecommunication Services - 0.26%
Clearwire Communications LLC - Clearwire Finance, Inc.[4] , 12.00%, 12/1/2015	130,000	130,650
Clearwire Communications LLC - Clearwire Finance, Inc.[4] , 12.00%, 12/1/2015	465,000	467,325
Intelsat Subsidiary Holding Co. Ltd. (Bermuda)[4] , 8.875%, 1/15/2015	395,000	402,900
Telesat - Telesat LLC (Canada), 11.00%, 11/1/2015	370,000	413,475
Wind Acquisition Finance S.A. (Luxembourg)[4] , 11.75%, 7/15/2017	395,000	429,562

		1,843,912

Wireless Telecommunication Services - 0.34%
CC Holdings GS V LLC - Crown Castle GS III Corp.[4] , 7.75%, 5/1/2017	125,000	134,688
Crown Castle Towers LLC[4] , 6.113%, 1/15/2020	1,045,000	1,083,462
NII Capital Corp.[4] , 8.875%, 12/15/2019	590,000	587,050

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount/ Shares	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
SBA Telecommunications, Inc.[4] , 8.00%, 8/15/2016	$570,000	$591,375

		2,396,575

Total Telecommunication Services		4,240,487

Utilities - 0.56%
Electric Utilities - 0.41%
Allegheny Energy Supply Co. LLC[4] , 5.75%, 10/15/2019	970,000	983,656
Exelon Generation Co. LLC, 5.35%, 1/15/2014	895,000	967,302
Southwestern Electric Power Co., 6.45%, 1/15/2019	880,000	970,538

		2,921,496

Gas Utilities - 0.04%
Ferrellgas Partners LP4 , 9.125%, 10/1/2017	245,000	260,313

Independent Power Producers & Energy Traders - 0.09%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	370,000	341,325
North American Energy Alliance LLC - North American
Energy Alliance Finance Corp.[4] , 10.875%, 6/1/2016	250,000	268,750

		610,075

Multi-Utilities - 0.02%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	135,000	154,835

Total Utilities		3,946,719

Total Non-Convertible Corporate Bonds (Identified Cost $129,107,852)		133,636,993

TOTAL CORPORATE BONDS (Identified Cost $131,329,446)		135,831,487

MUTUAL FUNDS - 1.24%

iShares Dow Jones US Real Estate Index Fund	4,380	190,224
iShares iBoxx High Yield Corporate Bond Fund	44,421	3,829,979
iShares iBoxx Investment Grade Corporate Bond Fund	44,943	4,739,239

TOTAL MUTUAL FUNDS (Identified Cost $8,293,978)		8,759,442

U.S. TREASURY SECURITIES - 10.80%

U.S. Treasury Bonds - 2.75%
U.S. Treasury Bond, 5.50%, 8/15/2028	$8,050,000	9,202,156

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Bonds (continued)
U.S. Treasury Bond, 5.375%, 2/15/2031	$8,924,000	$10,100,853

Total U.S. Treasury Bonds (Identified Cost $19,449,552)		19,303,009

U.S. Treasury Notes - 8.05%
U.S. Treasury Note, 1.875%, 2/28/2014	7,450,000	7,436,612
U.S. Treasury Note, 2.625%, 6/30/2014	21,680,000	22,186,423
U.S. Treasury Note, 2.375%, 8/31/2014	12,500,000	12,618,162
U.S. Treasury Note, 4.00%, 8/15/2018	10,150,000	10,579,792
U.S. Treasury Note, 2.75%, 2/15/2019	4,000,000	3,760,000

Total U.S. Treasury Notes (Identified Cost $56,228,304)		56,580,989

TOTAL U.S. TREASURY SECURITIES (Identified Cost $75,677,856)		75,883,998

ASSET-BACKED SECURITIES - 0.07%
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[4] , 5.29%, 3/25/2016 (Identified Cost $469,973)	470,000	484,647

U.S. GOVERNMENT AGENCIES - 6.53%
Mortgage-Backed Securities - 1.61%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	987	1,062
Fannie Mae, Pool #252210, 6.50%, 2/1/2019	8,123	8,778
Fannie Mae, Pool #725793, 5.50%, 9/1/2019	224,437	242,084
Fannie Mae, Pool #844917, 4.50%, 11/1/2020	257,581	270,643
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	206,271	216,731
Fannie Mae, Pool #813954, 4.50%, 12/1/2020	192,842	202,621
Fannie Mae, Pool #864435, 4.50%, 12/1/2020	111,006	116,636
Fannie Mae, Pool #837190, 5.00%, 12/1/2020	56,473	60,040
Fannie Mae, Pool #909732, 5.00%, 2/1/2022	66,643	70,498
Fannie Mae, Pool #912520, 5.00%, 2/1/2022	764,635	810,538
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	4,908,745	4,987,243
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	524,453	567,297
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	1,838,587	1,969,536
Freddie Mac, Pool #B16835, 5.50%, 10/1/2019	191,389	206,079
Freddie Mac, Pool #G12966, 5.50%, 1/1/2023	569,142	609,000
Freddie Mac, Pool #G13136, 4.50%, 5/1/2023	747,410	779,239
Freddie Mac, Pool #A22067, 6.50%, 5/1/2034	169,221	184,023

Total Mortgage-Backed Securities (Identified Cost $10,536,341)		11,302,048

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount/ Shares	Value

U.S. GOVERNMENT AGENCIES (continued)

Other Agencies - 4.92%
Fannie Mae, 6.25%, 5/15/2029	$4,001,000	$4,677,077
Fannie Mae, 7.25%, 5/15/2030	3,595,000	4,682,505
Fannie Mae, 6.625%, 11/15/2030	3,817,000	4,676,039
Federal Home Loan Bank, 4.50%, 11/15/2012	50,000	54,078
Federal Home Loan Bank, 3.375%, 2/27/2013	50,000	52,566
Freddie Mac, 1.75%, 6/15/2012	4,560,000	4,617,014
Freddie Mac, 5.50%, 8/20/2012	4,150,000	4,582,434
Freddie Mac, 3.75%, 3/27/2019	7,840,000	7,777,304
Freddie Mac, 6.75%, 3/15/2031	1,395,000	1,736,124
Freddie Mac, 6.25%, 7/15/2032	1,465,000	1,733,681

Total Other Agencies (Identified Cost $34,770,349)		34,588,822

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $45,306,690)		45,890,870

SHORT-TERM INVESTMENTS - 4.19%
Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.11%,	23,256,350	23,256,350
U.S. Treasury Bill[10] , 0.24%, 8/26/2010	$6,200,000	6,194,073

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $29,447,836)		29,450,423

TOTAL INVESTMENTS - 100.11% (Identified Cost $673,902,460)		703,659,627
LIABILITIES, LESS OTHER ASSETS - (0.11%)		(804,910)

NET ASSETS - 100%		$702,854,717

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.01%
[1]	The Bank of New York Mellon Corp. is the Series’ custodian.
[2]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[3]	PNC Global Investment Servicing (U.S.) Inc. serves as sub-accountant and sub-transfer agent to the Series.
[4]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $19,764,168, or 2.81%, of the Series’ net assets as of January 31, 2010.

[5]	The coupon rate is floating and is the stated rate as of January 31, 2010.
[6]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[7]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $155,976, or 0.02%, of the Series’ net assets as of January 31, 2010.

[8]	Security has been valued at fair value.

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series

[9]	Rate shown is the current yield as of January 31, 2010.
[10]	Rate shown reflects the annualized yield at time of purchase.

Federal Tax Information:

On January 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$679,564,681
Unrealized appreciation	$51,529,321
Unrealized depreciation	(27,434,375)

Net unrealized appreciation	$24,094,946

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	1/31/10	Level 1	Level 2	Level 3
Equity securities*	$404,289,964	$403,846,892	$443,072	$—
Preferred securities	3,068,796	194,336	2,874,460	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	127,968,941	—	127,968,941	—
Corporate debt	133,636,993	—	133,481,017	155,976
Convertible corporate debt	2,194,494	—	2,194,494	—
Asset-backed securities	484,647	—	484,647	—
Mutual funds	32,015,792	32,015,792	—	—
Other financial instruments**	—	—	—	—

Total	$703,659,627	$436,057,020	$267,446,631	$155,976

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Extended Term Series

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Corporate Debt
Balance as of October 31, 2009 (market value)	$144,236
Accrued discounts/premiums	466
Change in unrealized appreciation/depreciation	11,274

Balance as of January 31, 2010 (market value)	$155,976

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. As of January 31, 2010, the Series did not hold any derivative instruments.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS - 92.34%

Consumer Discretionary - 10.38%
Auto Components - 0.06%
Hankook Tire Co. Ltd. (South Korea)	12,990	$249,345
WABCO Holdings, Inc.	3,790	97,972

		347,317

Automobiles - 0.09%
Bayerische Motoren Werke AG (BMW) (Germany)	3,470	148,953
Hyundai Motor Co. (South Korea)	3,020	293,747
Suzuki Motor Corp. (Japan)	2,500	56,805

		499,505

Distributors - 0.02%
Inchcape plc (United Kingdom)	327,000	139,876

Hotels, Restaurants & Leisure - 1.96%
Carnival Corp.*	206,611	6,886,345
Choice Hotels International, Inc.	9,080	288,199
Club Mediterranee S.A. (France)*	6,455	111,112
Hyatt Hotels Corp. - Class A*	2,720	80,566
International Game Technology	220,855	4,050,481

		11,416,703

Household Durables - 0.16%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	58,520	155,024
LG Electronics, Inc. (South Korea)	2,450	229,869
NVR, Inc.*	250	171,035
Rodobens Negocios Imobiliarios S.A. (Brazil)	41,780	374,358

		930,286

Leisure Equipment & Products - 0.02%
Sankyo Co. Ltd. (Japan)	2,100	112,369

Media - 3.78%
Grupo Televisa S.A. - ADR (Mexico)	17,470	341,364
Impresa-Sociedade Gestora de Participacoes S.A. (Portugal)*	18,150	39,509
The McGraw-Hill Companies, Inc.	9,330	330,748
Mediacom Communications Corp. - Class A*	26,420	109,907
Pearson plc (United Kingdom)	11,070	157,754
Reed Elsevier plc (United Kingdom)	731,800	5,848,879
Reed Elsevier plc - ADR (United Kingdom)	3,895	124,056
Societe Television Francaise 1 (France)	31,730	550,581
The Walt Disney Co.	484,050	14,303,677
Wolters Kluwer N.V. (Netherlands)	8,720	183,047

		21,989,522

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 1.17%
Nordstrom, Inc.	191,170	$6,603,012
PPR (France)	1,745	214,000

		6,817,012

Specialty Retail - 3.07%
Dick’s Sporting Goods, Inc.*	282,350	6,316,170
The Finish Line, Inc. - Class A	17,710	196,404
The Home Depot, Inc.	99,880	2,797,639
KOMERI Co. Ltd. (Japan)	3,700	94,688
Lowe’s Companies, Inc.	153,700	3,327,605
Lumber Liquidators Holdings, Inc.*	4,950	117,216
The Sherwin-Williams Co.	78,990	5,004,016

		17,853,738

Textiles, Apparel & Luxury Goods - 0.05%
Adidas AG (Germany)	3,430	175,533
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,000	109,630

		285,163

Total Consumer Discretionary		60,391,491

Consumer Staples - 9.26%
Beverages - 0.14%
Diageo plc (United Kingdom)	12,210	205,910
Heineken N.V. (Netherlands)	7,100	351,190
Kirin Holdings Co. Ltd. (Japan)	16,000	244,436

		801,536

Food & Staples Retailing - 2.14%
BJ’s Wholesale Club, Inc.*	9,090	307,151
Carrefour S.A. (France)	22,050	1,080,427
Casino Guichard-Perrachon S.A. (France)	2,550	210,190
The Kroger Co.	232,110	4,974,117
Safeway, Inc.	224,380	5,037,331
SUPERVALU, Inc.	8,740	128,566
Tesco plc (United Kingdom)	104,010	707,515

		12,445,297

Food Products - 6.90%
Danone S.A. (France)	2,500	143,659
Dean Foods Co.*	299,560	5,281,243
Flowers Foods, Inc.	8,170	198,449
General Mills, Inc.	97,810	6,974,831
Kellogg Co.	121,800	6,628,356
Nestle S.A. (Switzerland)	197,060	9,382,040

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Sanderson Farms, Inc.	3,360	$157,080
Suedzucker AG (Germany)	6,820	158,529
Unilever plc - ADR (United Kingdom)	367,484	11,215,612

		40,139,799

Household Products - 0.06%
Kao Corp. (Japan)	2,000	48,191
Reckitt Benckiser Group plc (United Kingdom)	5,920	308,118

		356,309

Personal Products - 0.02%
Alberto-Culver Co.	5,100	144,789

Total Consumer Staples		53,887,730

Energy - 6.58%
Energy Equipment & Services - 3.82%
Baker Hughes, Inc.	170,037	7,699,275
Calfrac Well Services Ltd. (Canada)	24,560	524,391
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	16,850	419,591
Dril-Quip, Inc.*	4,390	230,431
Schlumberger Ltd.	109,160	6,927,294
Trican Well Service Ltd. (Canada)	40,380	521,909
Weatherford International Ltd. (Switzerland)*	377,866	5,924,939

		22,247,830

Oil, Gas & Consumable Fuels - 2.76%
BP plc (United Kingdom)	19,290	180,970
Cameco Corp. (Canada)	67,990	1,840,489
Forest Oil Corp.*	1,750	42,210
Hess Corp.	210,990	12,193,112
Mariner Energy, Inc.*	6,035	87,206
Royal Dutch Shell plc - Class B (Netherlands)	6,724	179,818
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,600	352,308
Talisman Energy, Inc. (Canada)	21,100	349,085
Total S.A. (France)	4,240	247,202
Uranium One, Inc. (Canada)*	184,650	571,608

		16,044,008

Total Energy		38,291,838

Financials - 9.76%
Capital Markets - 4.21%
The Bank of New York Mellon Corp.[1]	408,820	11,892,574
Credit Suisse Group AG - ADR (Switzerland)	3,250	140,335

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Daiwa Securities Group, Inc. (Japan)	4,000	$20,074
Federated Investors, Inc. - Class B	240,860	6,113,027
GAM Holding Ltd. (Switzerland)	28,170	325,600
The Goldman Sachs Group, Inc.	2,050	304,876
Legg Mason, Inc.	11,380	293,376
Nomura Holdings, Inc. (Japan)	2,300	17,429
Northern Trust Corp.	103,470	5,227,304
State Street Corp.	3,370	144,506

		24,479,101

Commercial Banks - 0.56%
Barclays plc - ADR (United Kingdom)	6,310	107,964
BNP Paribas (France)	2,163	156,398
The Chugoku Bank Ltd. (Japan)	7,300	93,328
Commerzbank AG (Germany)*	3,075	24,033
Community Bank System, Inc.	10,490	219,346
Credit Agricole S.A. (France)	2,840	45,047
First Commonwealth Financial Corp.	96,040	562,794
The Hachijuni Bank Ltd. (Japan)	13,400	77,492
Hong Leong Financial Group Berhad (Malaysia)	60,820	134,799
HSBC Holdings plc - ADR (United Kingdom)	7,335	392,496
ICICI Bank Ltd. - ADR (India)	8,940	315,403
KeyCorp.	53,450	383,771
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,000	31,108
Societe Generale - ADR (France)[2]	12,660	146,223
The Sumitomo Trust & Banking Co. Ltd. (Japan)	12,000	66,870
U.S. Bancorp	5,000	125,400
Wilmington Trust Corp.	29,370	385,334

		3,267,806

Consumer Finance - 1.15%
American Express Co.	173,020	6,515,933
Discover Financial Services	14,140	193,436

		6,709,369

Diversified Financial Services - 0.34%
Bank of America Corp.	11,620	176,392
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	6,420	342,701
ING Groep N.V. (Netherlands)*	3,225	30,692
JPMorgan Chase & Co.	18,951	737,952
Moody’s Corp.	25,080	691,957

		1,979,694

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Insurance - 2.08%
Allianz SE (Germany)	8,508	$948,663
The Allstate Corp.	12,340	369,336
Amil Participacoes S.A. (Brazil)	54,510	384,606
AXA S.A. (France)	2,675	55,633
Brown & Brown, Inc.	12,990	228,624
Muenchener Rueckversicherungs AG (MunichRe) (Germany)	3,053	459,279
Principal Financial Group, Inc.	5,430	125,162
The Progressive Corp.	524,290	8,692,728
Willis Group Holdings plc (United Kingdom)	22,805	598,175
Zurich Financial Services AG (Switzerland)	1,110	238,179

		12,100,385

Real Estate Investment Trusts (REITS) - 1.21%
Alexandria Real Estate Equities, Inc.	1,450	86,608
Alstria Office REIT AG (Germany)	23,400	264,582
American Campus Communities, Inc.	10,650	273,279
Apartment Investment & Management Co. - Class A	22,700	348,672
AvalonBay Communities, Inc.	2,540	194,589
BioMed Realty Trust, Inc.	20,400	297,228
Boston Properties, Inc.	4,870	315,917
Camden Property Trust	4,850	188,034
Corporate Office Properties Trust	24,290	866,910
DiamondRock Hospitality Co.*	6,740	54,864
Digital Realty Trust, Inc.	3,850	184,800
Douglas Emmett, Inc.	24,740	342,154
DuPont Fabros Technology, Inc.	11,550	191,961
Education Realty Trust, Inc.	11,070	58,450
Equity Lifestyle Properties, Inc.	3,820	184,582
Equity One, Inc.	11,450	191,788
HCP, Inc.	9,660	273,861
Health Care REIT, Inc.	3,960	170,280
Healthcare Realty Trust, Inc.	8,410	176,358
Home Properties, Inc.	7,540	334,248
Host Hotels & Resorts, Inc.*	17,543	185,958
LaSalle Hotel Properties	10,310	207,747
Mack-Cali Realty Corp.	1,940	63,283
National Retail Properties, Inc.	8,990	181,598
Omega Healthcare Investors, Inc.	11,300	211,423
Pebblebrook Hotel Trust*	7,270	149,907
Realty Income Corp.	12,820	358,063
Simon Property Group, Inc.	4,136	297,794

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Tanger Factory Outlet Centers	3,680	$140,944
UDR, Inc.	11,690	181,896
Westfield Group (Australia)	7,930	88,673

		7,066,451

Real Estate Management & Development - 0.01%
CB Richard Ellis Group, Inc. - Class A*	4,740	58,302

Thrifts & Mortgage Finance - 0.20%
Aareal Bank AG (Germany)*	7,827	140,427
First Niagara Financial Group, Inc.	31,390	430,985
NewAlliance Bancshares, Inc.	30,910	359,792
People’s United Financial, Inc.	12,990	210,048

		1,141,252

Total Financials		56,802,360

Health Care - 16.75%
Biotechnology - 1.58%
Celera Corp.*	175,130	1,178,625
Emergent Biosolutions, Inc.*	27,200	389,504
Genzyme Corp.*	132,873	7,209,689
Sinovac Biotech Ltd. (China)*	70,840	425,040

		9,202,858

Health Care Equipment & Supplies - 5.87%
Ansell, Ltd. (Australia)	89,500	813,931
Becton, Dickinson and Co.	94,340	7,110,406
Cochlear Ltd. (Australia)	15,740	867,490
Covidien plc (Ireland)	34,620	1,750,387
DENTSPLY International, Inc.	27,580	924,757
DexCom, Inc.*	60,884	551,609
Gen-Probe, Inc.*	152,420	6,543,391
Hologic, Inc.*	26,880	405,082
Inverness Medical Innovations, Inc.*	193,469	7,810,344
Micrus Endovascular Corp.*	17,918	300,664
Mindray Medical International Ltd. - ADR (China)	26,630	928,588
Nobel Biocare Holding AG (Switzerland)	30,060	889,302
OraSure Technologies, Inc.*	153,636	786,616
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	152,000	556,006
Sirona Dental Systems, Inc.*	20,430	657,233
Straumann Holding AG (Switzerland)	4,364	1,161,251
Teleflex, Inc.	11,500	657,340
Thoratec Corp.*	7,510	212,908

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Zoll Medical Corp.*	44,310	$1,233,590

		34,160,895

Health Care Providers & Services - 2.59%
Aetna, Inc.	25,780	772,626
AMN Healthcare Services, Inc.*	39,190	340,953
Bio-Reference Laboratories, Inc.*	13,070	494,046
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	124,000	106,462
CIGNA Corp.	22,870	772,320
Diagnosticos da America S.A. (Brazil)	42,990	1,318,664
Quest Diagnostics, Inc.	124,010	6,903,637
Sonic Healthcare Ltd. (Australia)	129,080	1,620,365
UnitedHealth Group, Inc.	24,990	824,670
VCA Antech, Inc.*	42,500	1,079,075
WellPoint, Inc.*	12,770	813,704

		15,046,522

Health Care Technology - 1.37%
Allscripts - Misys Healthcare Solutions, Inc.*	24,510	403,435
Cerner Corp.*	79,963	6,049,201
Eclipsys Corp.*	89,230	1,488,356

		7,940,992

Life Sciences Tools & Services - 3.91%
Caliper Life Sciences, Inc.*	201,020	588,989
ICON plc - ADR (Ireland)*	28,000	695,520
Lonza Group AG (Switzerland)	33,270	2,372,844
Millipore Corp.*	119,770	8,260,537
PerkinElmer, Inc.	225,921	4,550,049
Thermo Fisher Scientific, Inc.*	136,230	6,287,014

		22,754,953

Pharmaceuticals - 1.43%
AstraZeneca plc (United Kingdom)	2,175	101,242
AstraZeneca plc - ADR (United Kingdom)	3,430	159,461
Bayer AG (Germany)	8,056	552,619
GlaxoSmithKline plc (United Kingdom)	12,995	252,696
Johnson & Johnson	107,650	6,766,879
Sanofi - Aventis S.A. (France)	1,987	147,667
Shire plc (Ireland)	14,690	290,470

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	$61,574

		8,332,608

Total Health Care		97,438,828

Industrials - 13.05%
Aerospace & Defense - 1.09%
The Boeing Co.	97,160	5,887,896
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	16,440	349,021
Hexcel Corp.*	10,360	113,960

		6,350,877

Air Freight & Logistics - 3.17%
FedEx Corp.	97,220	7,617,187
TNT N.V. (Netherlands)	18,434	532,006
United Parcel Service, Inc. - Class B	177,713	10,266,480

		18,415,673

Airlines - 3.87%
AirTran Holdings, Inc.*	70,320	338,943
Deutsche Lufthansa AG (Germany)	15,400	248,218
Ryanair Holdings plc - ADR (Ireland)*	217,220	5,643,376
Singapore Airlines Ltd. (Singapore)	11,000	108,103
Southwest Airlines Co.	1,428,397	16,183,738

		22,522,378

Building Products - 0.03%
Owens Corning*	6,080	156,438

Commercial Services & Supplies - 1.12%
Tomra Systems ASA (Norway)	162,150	758,324
Waste Management, Inc.	180,160	5,774,128

		6,532,452

Electrical Equipment - 0.20%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	25,370	457,421
Alstom S.A. (France)	2,260	152,288
Gamesa Corporacion Tecnologica S.A. (Spain)	10,480	153,515
Nexans S.A. (France)	3,150	253,707
Schneider Electric S.A. (France)	1,590	165,406

		1,182,337

Industrial Conglomerates - 0.21%
Siemens AG (Germany)	12,700	1,145,085
Sonae (Portugal)	33,275	41,430

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates (continued)
Sonae Capital S.A. (SGPS) (Portugal)*	4,159	$4,267

		1,190,782

Machinery - 1.42%
FANUC Ltd. (Japan)	900	86,346
Lindsay Corp.	3,770	151,705
MAN SE (Germany)	2,740	184,480
Pall Corp.	219,710	7,573,404
Titan International, Inc.	15,360	119,193
Wabtec Corp.	4,460	170,952

		8,286,080

Professional Services - 0.76%
Adecco S.A. (Switzerland)	75,970	4,114,713
Equifax, Inc.	10,340	330,880

		4,445,593

Road & Rail - 1.14%
All America Latina Logistica S.A. (Brazil)	49,740	398,448
Heartland Express, Inc.	133,080	1,848,481
J.B. Hunt Transport Services, Inc.	84,920	2,603,647
Kansas City Southern*	4,700	139,590
Knight Transportation, Inc.	91,890	1,663,209

		6,653,375

Transportation Infrastructure - 0.04%
Malaysia Airports Holdings Berhad (Malaysia)	160,830	216,892

Total Industrials		75,952,877

Information Technology - 20.89%
Communications Equipment - 4.36%
Alcatel-Lucent - ADR (France)*	196,140	653,146
Blue Coat Systems, Inc.*	33,830	833,910
Cisco Systems, Inc.*	615,060	13,820,398
Infinera Corp.*	87,570	599,854
Juniper Networks, Inc.*	144,918	3,598,314
Nokia Corp. - ADR (Finland)	390,460	5,345,397
Riverbed Technology, Inc.*	23,480	526,422

		25,377,441

Computers & Peripherals - 1.88%
Diebold, Inc.	1,480	39,324
EMC Corp.*	654,720	10,914,182

		10,953,506

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
Electronic Equipment, Instruments & Components - 0.21%
Cogent, Inc.*	61,890	$639,324
Keyence Corp. (Japan)	542	125,075
LoJack Corp.*	100,326	429,395

		1,193,794

Internet Software & Services - 2.97%
comScore, Inc.*	38,000	515,660
Google, Inc. - Class A*	31,239	16,538,551
Vocus, Inc.*	13,820	222,779

		17,276,990

IT Services - 4.50%
Accenture plc - Class A (Ireland)	158,820	6,510,032
Amdocs Ltd. (Guernsey)*	43,060	1,231,085
Automatic Data Processing, Inc.	178,039	7,262,211
Cap Gemini S.A. (France)	12,810	573,061
Cielo S.A. (Brazil)	63,550	505,703
Online Resources Corp.*	89,060	430,160
Paychex, Inc.	299,875	8,693,376
Redecard S.A. (Brazil)	36,670	512,602
The Western Union Co.	24,830	460,348

		26,178,578

Semiconductors & Semiconductor Equipment - 1.27%
Advantest Corp. (Japan)	129,800	3,239,787
Hynix Semiconductor, Inc. (South Korea)*	6,160	120,629
KLA-Tencor Corp.	9,300	262,260
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	20,793	211,257
Tokyo Electron Ltd. (Japan)	58,590	3,582,970

		7,416,903

Software - 5.70%
Autodesk, Inc.*	304,510	7,244,293
DemandTec, Inc.*	13,230	78,586
Electronic Arts, Inc.*	520,060	8,466,577
Intuit, Inc.*	11,120	329,263
Microsoft Corp.	285,450	8,043,981
Misys plc (United Kingdom)*	54,230	186,462
Net 1 UEPS Technologies, Inc. (South Africa)*	18,000	321,840
SAP AG (Germany)	5,780	265,102
SAP AG - ADR (Germany)	150,970	6,841,960
Shanda Interactive Entertainment Ltd. - ADR (China)*	8,350	385,854
Sonic Solutions, Inc.*	13,520	115,731

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Square Enix Holdings Co. Ltd. (Japan)	8,700	$174,260
TIBCO Software, Inc.*	30,860	276,506
UbiSoft Entertainment S.A. (France)*	31,054	425,785

		33,156,200

Total Information Technology		121,553,412

Materials - 3.07%
Chemicals - 1.82%
Arkema S.A. (France)	40	1,539
Calgon Carbon Corp.*	26,488	354,674
Johnson Matthey plc (United Kingdom)	6,510	152,451
Monsanto Co.	130,880	9,931,174
The Scotts Miracle-Gro Co. - Class A	4,070	161,579

		10,601,417

Paper & Forest Products - 1.25%
Norbord, Inc. (Canada)*	7,002	108,443
Weyerhaeuser Co.	179,520	7,162,848

		7,271,291

Total Materials		17,872,708

Telecommunication Services - 2.40%
Diversified Telecommunication Services - 0.14%
France Telecom S.A. (France)	11,810	272,228
Swisscom AG - ADR (Switzerland)[2]	7,966	288,369
Telefonica S.A. - ADR (Spain)	1,700	121,720
Telenor ASA - ADR (Norway)*,[2]	3,430	132,638

		814,955

Wireless Telecommunication Services - 2.26%
American Tower Corp. - Class A*	89,620	3,804,369
Crown Castle International Corp.*	220,640	8,150,442
Hutchison Telecommunications International Ltd. (Hong Kong)*	95,000	26,185
SBA Communications Corp. - Class A*	21,810	721,693
SK Telecom Co. Ltd. - ADR (South Korea)	25,150	435,849

		13,138,538

Total Telecommunication Services		13,953,493

Utilities - 0.20%
Electric Utilities - 0.08%
E.ON AG (Germany)	12,340	456,137

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value

COMMON STOCKS (continued)

Utilities (continued)
Independent Power Producers & Energy Traders - 0.03%
Mirant Corp.*	6,060	$85,264
RRI Energy, Inc.*	18,490	91,526

		176,790

Multi-Utilities - 0.06%
GDF Suez (France)	3,854	146,521
National Grid plc (United Kingdom)	21,480	216,657

		363,178

Water Utilities - 0.03%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	13,720	185,602

Total Utilities		1,181,707

TOTAL COMMON STOCKS (Identified Cost $508,296,458)		537,326,444

PREFERRED STOCKS - 0.03%

Consumer Staples - 0.03%
Household Products - 0.03%
Henkel AG & Co. KGaA (Germany) (Identified Cost $134,525)	3,790	193,825

WARRANTS - 0.00%**

Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011* (Identified Cost $2,672)	4,132	330

MUTUAL FUNDS - 0.03%

iShares Dow Jones US Real Estate Index Fund (Identified Cost $172,592)	3,990	173,286

U.S. TREASURY SECURITIES - 2.28%

U.S. Treasury Bonds - 0.45%
U.S. Treasury Bond, 5.375%, 2/15/2031 (Identified Cost $2,620,021)	$2,300,000	2,603,313

U.S. Treasury Notes - 1.83%
U.S. Treasury Note, 4.875%, 4/30/2011	6,500,000	6,859,021
U.S. Treasury Note, 2.625%, 6/30/2014	750,000	767,519

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Principal Amount/ Shares	Value

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.625%, 12/31/2014	$3,000,000	$3,043,830

Total U.S. Treasury Notes (Identified Cost $10,582,021)		10,670,370

TOTAL U.S. TREASURY SECURITIES (Identified Cost $13,202,042)		13,273,683

U.S. GOVERNMENT AGENCIES - 1.90%

Other Agencies - 1.90%
Fannie Mae, 6.25%, 5/15/2029	1,890,000	2,209,367
Fannie Mae, 7.25%, 5/15/2030	1,695,000	2,207,746
Fannie Mae, 6.625%, 11/15/2030	1,805,000	2,211,226
Freddie Mac, 6.75%, 3/15/2031	1,775,000	2,209,046
Freddie Mac, 6.25%, 7/15/2032	1,860,000	2,201,124

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $10,994,238)		11,038,509

SHORT-TERM INVESTMENTS - 4.45%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.11%	13,582,936	13,582,936
U.S. Treasury Bill[4] , 0.42%, 7/1/2010	$12,300,000	12,294,772

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $25,861,539)		25,877,708

TOTAL INVESTMENTS - 101.03% (Identified Cost $558,664,066)		587,883,785
LIABILITIES, LESS OTHER ASSETS - (1.03%)		(5,979,580)

NET ASSETS - 100%		$581,904,205

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.01%
[1]	The Bank of New York Mellon Corp. is the Series’ custodian.
[2]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[3]	Rate shown is the current yield as of January 31, 2010.
[4]	Rate shown reflects the annualized yield at time of purchase.

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® MaximumTerm Series

Federal Tax Information:

On January 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$568,146,563
Unrealized appreciation	$51,645,016
Unrealized depreciation	(31,907,794)

Net unrealized appreciation	$19,737,222

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	1/31/10	Level 1	Level 2	Level 3
Equity securities*	$537,326,774	$536,759,544	$567,230	$—
Preferred securities	193,825	193,825	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	36,606,964	—	36,606,964	—
Mutual funds	13,756,222	13,756,222	—	—
Other financial instruments**	—	—	—	—

Total	$587,883,785	$550,709,591	$37,174,194	$—

Investment Portfolio - January 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. As of January 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or January 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2010 (unaudited)

Target Income Series	Shares	Value

MUTUAL FUNDS - 100.05%

Manning & Napier Pro-Blend® Conservative Term Series - Class I	4,356,084	$44,344,935

TOTAL INVESTMENTS - 100.05% (Identified Cost $40,087,213)		44,344,935
LIABILITIES, LESS OTHER ASSETS - (0.05%)		(20,447)

NET ASSETS - 100%		$44,324,488

Federal Tax Information:

On January 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$40,089,352
Unrealized appreciation	$4,255,583
Unrealized depreciation	—

Net unrealized appreciation	$4,255,583

Fair Valuation Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	1/31/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual Funds	44,344,935	44,344,935	—	—
Other financial instruments**	—	—	—	—

Total	$44,344,935	$44,344,935	$—	$—

Investment Portfolio - January 31, 2010 (unaudited)

Target Income Series

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. As of January 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or January 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2010 (unaudited)

Target 2010 Series	Shares	Value

MUTUAL FUNDS - 100.05%
Manning & Napier Pro-Blend® Moderate Term Series - Class I	2,979,671	$28,932,607

TOTAL INVESTMENTS - 100.05% (Identified Cost $26,880,011)		28,932,607
LIABILITIES, LESS OTHER ASSETS - (0.05%)		(14,652)

NET ASSETS - 100%		$28,917,955

Federal Tax Information:

On January 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$26,884,065
Unrealized appreciation	$2,048,542
Unrealized depreciation	—

Net unrealized appreciation	$2,048,542

Fair Valuation Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	1/31/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual Funds	28,932,607	28,932,607	—	—
Other financial instruments**	—	—	—	—

Total	$28,932,607	$28,932,607	$—	$—

Investment Portfolio - January 31, 2010 (unaudited)

Target 2010 Series

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. As of January 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or January 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2010 (unaudited)

Target 2020 Series	Shares	Value

MUTUAL FUNDS - 100.04%
Manning & Napier Pro-Blend® Extended Term Series - Class I	5,109,804	$47,418,977
Manning & Napier Pro-Blend® Moderate Term Series - Class I	1,220,305	11,849,166

TOTAL INVESTMENTS - 100.04% (Identified Cost $57,219,392)		59,268,143
LIABILITIES, LESS OTHER ASSETS - (0.04%)		(24,051)

NET ASSETS - 100%		$59,244,092

Federal Tax Information:

On January 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$57,226,894
Unrealized appreciation	$2,238,392
Unrealized depreciation	(197,143)

Net unrealized appreciation	$2,041,249

Fair Valuation Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	1/31/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual Funds	59,268,143	59,268,143	—	—
Other financial instruments**	—	—	—	—

Total	$59,268,143	$59,268,143	$—	$—

Investment Portfolio - January 31, 2010 (unaudited)

Target 2020 Series

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. As of January 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or January 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2010 (unaudited)

Target 2030 Series	Shares	Value

MUTUAL FUNDS - 99.89%
Manning & Napier Pro-Blend® Extended Term Series - Class I	3,381,704	$31,382,210
Manning & Napier Pro-Blend® Maximum Term Series - Class I	2,256,736	20,558,863

TOTAL INVESTMENTS - 99.89% (Identified Cost $50,655,352)		51,941,073
OTHER ASSETS, LESS LIABILITIES - 0.11%		57,351

NET ASSETS - 100%		$51,998,424

Federal Tax Information:

On January 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$50,668,962
Unrealized appreciation	$1,272,111
Unrealized depreciation	—

Net unrealized appreciation	$1,272,111

Fair Valuation Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	1/31/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual Funds	51,941,073	51,941,073	—	—
Other financial instruments**	—	—	—	—

Total	$51,941,073	$51,941,073	$—	$—

Investment Portfolio - January 31, 2010 (unaudited)

Target 2030 Series

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. As of January 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or January 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2010 (unaudited)

Target 2040 Series	Shares	Value

MUTUAL FUNDS - 100.04%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	3,981,053	$36,267,397

TOTAL INVESTMENTS - 100.04% (Identified Cost $35,055,664)		36,267,397
LIABILITIES, LESS OTHER ASSETS - (0.04%)		(14,766)

NET ASSETS - 100%		$36,252,631

Federal Tax Information:

On January 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$35,058,752
Unrealized appreciation	$1,208,645
Unrealized depreciation	—

Net unrealized appreciation	$1,208,645

Fair Valuation Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	1/31/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual Funds	36,267,397	36,267,397	—	—
Other financial instruments**	—	—	—	—

Total	$36,267,397	$36,267,397	$—	$—

Investment Portfolio - January 31, 2010 (unaudited)

Target 2040 Series

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. As of January 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or January 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2010 (unaudited)

Target 2050 Series	Shares	Value

MUTUAL FUNDS - 100.06%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,275,473	$11,619,562

TOTAL INVESTMENTS - 100.06% (Identified Cost $11,972,788)		11,619,562
LIABILITIES, LESS OTHER ASSETS - (0.06%)		(7,190)

NET ASSETS - 100%		$11,612,372

Federal Tax Information:

On January 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$11,972,788
Unrealized appreciation	$—
Unrealized depreciation	(353,226)

Net unrealized depreciation	$(353,226)

Fair Valuation Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	1/31/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual Funds	11,619,562	11,619,562	—	—
Other financial instruments**	—	—	—	—

Total	$11,619,562	$11,619,562	$—	$—

Investment Portfolio - January 31, 2010 (unaudited)

Target 2050 Series

*	Includes common stock, warrants and rights.
**	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. As of January 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or January 31, 2010.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:	EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
March 31, 2010

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
March 31, 2010